UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Canada Fund

January 31, 2005

CAN-QTLY-0305

1.813011.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value
CONSUMER DISCRETIONARY - 9.2%
Hotels, Restaurants & Leisure - 0.6%
Great Canadian Gaming Corp. (a)	125,000	$ 4,456,911
Media - 7.0%
Alliance Atlantis Communications, Inc. Class B (non-vtg.) (a)	265,000	7,042,182
Astral Media, Inc. Class A (non-vtg.)	238,600	6,238,725
Chum Ltd. Class B (non-vtg.)	130,400	3,519,923
Corus Entertainment, Inc. Class B	173,000	3,847,387
Quebecor, Inc. Class B (sub. vtg.)	275,000	6,324,080
Rogers Communications, Inc. Class B (non-vtg.)	585,000	15,673,220
Thomson Corp.	65,000	2,207,606
Yellow Pages Income Fund	440,300	4,913,706
		49,766,829
Multiline Retail - 0.6%
Canadian Tire Corp. Ltd. Class A (non vtg.)	98,000	4,080,931
Specialty Retail - 1.0%
RONA, Inc. (a)	204,000	7,423,263
TOTAL CONSUMER DISCRETIONARY		65,727,934
CONSUMER STAPLES - 6.8%
Beverages - 0.6%
Molson, Inc. Class A (non-vtg.)	136,600	4,265,138
Food & Staples Retailing - 6.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (a)	310,000	9,741,751
Jean Coutu Group, Inc.:
Class A (d)	105,500	1,503,803
Class A (sub. vtg.)	448,600	6,394,371
Loblaw Companies Ltd.	275,000	16,308,771
Shoppers Drug Mart Corp. (a)	335,000	10,581,363
		44,530,059
TOTAL CONSUMER STAPLES		48,795,197
ENERGY - 16.5%
Energy Equipment & Services - 3.1%
CCS Income Trust	144,900	5,399,964
CHC Helicopter Corp. Class A (sub. vtg.)	180,000	7,691,390
Pason Systems, Inc.	75,000	2,327,263
Precision Drilling Corp. (a)	72,000	4,894,758
Savanna Energy Services Corp. (a)	95,000	1,424,560
		21,737,935
Oil & Gas - 13.4%
Canadian Natural Resources Ltd.	280,000	12,350,187
EnCana Corp.	473,616	27,996,033
First Calgary Petroleum Ltd. (a)	390,000	7,227,751
Imperial Oil Ltd.	107,800	6,673,602
Penn West Petroleum Ltd.	204,000	13,176,455
Petro-Canada	93,000	4,795,190

	Shares	Value
PetroKazakhstan, Inc. (d)	7,000	$ 252,012
PetroKazakhstan, Inc. Class A	64,000	2,304,113
Quicksilver Resources, Inc. (a)	45,000	1,999,350
Talisman Energy, Inc.	375,000	11,180,049
Thunder Energy, Inc. (a)	125,000	849,079
TransCanada Corp.	290,000	6,963,458
		95,767,279
TOTAL ENERGY		117,505,214
FINANCIALS - 26.6%
Capital Markets - 0.8%
Addenda Capital, Inc.	156,400	3,654,647
GMP Capital Corp.	125,000	2,041,618
		5,696,265
Commercial Banks - 14.1%
Bank of Montreal, Quebec	340,000	15,144,595
Bank of Nova Scotia	385,500	12,269,651
Canadian Imperial Bank of Commerce	415,000	22,889,287
National Bank of Canada	345,000	13,674,348
Royal Bank of Canada	205,000	10,423,029
Toronto-Dominion Bank	676,000	26,227,307
		100,628,217
Diversified Financial Services - 3.5%
Brascan Corp. Class A (ltd. vtg.)	288,000	9,799,960
Power Corp. of Canada (sub. vtg.)	417,600	10,330,220
TSX Group, Inc.	107,000	5,009,226
		25,139,406
Insurance - 8.2%
Industrial Alliance Life Insurance Co.	230,000	10,600,701
ING Canada, Inc.	425,000	11,074,896
ING Canada, Inc. (d)	31,000	807,816
Manulife Financial Corp.	479,900	21,105,469
Sun Life Financial, Inc.	469,601	15,192,361
		58,781,243
TOTAL FINANCIALS		190,245,131
HEALTH CARE - 1.2%
Biotechnology - 1.2%
Angiotech Pharmaceuticals, Inc. (a)	245,000	4,145,683
QLT, Inc. (a)	265,000	4,289,795
		8,435,478
INDUSTRIALS - 9.4%
Aerospace & Defense - 0.3%
CAE, Inc.	500,000	1,998,308
Airlines - 1.2%
ACE Aviation Holdings, Inc. Class A (a)	125,000	3,500,060
Transat A.T., Inc. (a)	161,000	3,435,220
WestJet Airlines Ltd. (a)	162,500	1,852,766
		8,788,046
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.1%
MacDonald Dettwiler & Associates Ltd. (a)	45,000	$ 902,865
Construction & Engineering - 1.3%
SNC-Lavalin Group, Inc.	185,000	9,319,689
Electrical Equipment - 0.1%
Hydrogenics Corp. (a)	200,000	878,289
Road & Rail - 5.2%
Canadian National Railway Co.	398,050	23,638,278
Canadian Pacific Railway Ltd.	227,000	7,682,205
Mullen Transportation, Inc.	46,300	2,178,736
TransForce Income Fund	245,000	3,592,925
		37,092,144
Trading Companies & Distributors - 1.2%
Finning International, Inc.	182,700	5,196,656
Russel Metals, Inc.	220,000	2,756,537
Russel Metals, Inc. (d)	25,000	388,750
		8,341,943
TOTAL INDUSTRIALS		67,321,284
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 2.7%
Nortel Networks Corp. (a)	1,400,000	4,549,997
Research In Motion Ltd. (a)	208,000	14,802,433
		19,352,430
Electronic Equipment & Instruments - 0.4%
Celestica, Inc. (sub. vtg.) (a)	145,100	1,888,212
Dalsa Corp. (a)	40,000	614,319
Dalsa Corp. (a)(d)	12,400	190,439
		2,692,970
Internet Software & Services - 0.2%
Emergis, Inc.	650,000	1,749,325
IT Services - 1.2%
Affiliated Computer Services, Inc. Class A (a)	22,000	1,192,180
CGI Group, Inc. Class A (sub. vtg.) (a)	1,100,000	7,135,087
		8,327,267
Semiconductors & Semiconductor Equipment - 0.3%
ATI Technologies, Inc. (a)	70,000	1,214,375
Tundra Semiconductor Corp. Ltd. (a)	81,000	894,162
Tundra Semiconductor Corp. Ltd. (d)	4,300	47,468
		2,156,005
Software - 1.3%
Cognos, Inc. (a)	125,400	5,178,478

	Shares	Value
NAVTEQ Corp.	65,000	$ 2,488,850
Workbrain Corp. (a)	111,100	1,454,716
		9,122,044
TOTAL INFORMATION TECHNOLOGY		43,400,041
MATERIALS - 11.1%
Chemicals - 1.4%
Potash Corp. of Saskatchewan	119,000	9,660,570
Metals & Mining - 9.2%
Aber Diamond Corp.	100,600	3,300,779
Alcan, Inc.	315,100	12,565,408
Cameco Corp.	262,000	8,993,352
Eldorado Gold Corp. (a)	1,672,000	4,499,803
Falconbridge Ltd.	141,400	3,467,066
Gabriel Resources Ltd. (a)	630,000	796,986
Gabriel Resources Ltd. (a)(d)	60,000	75,903
Gerdau AmeriSteel Corp. (a)	250,000	1,474,558
Inco Ltd. (a)	51,000	1,684,864
Inmet Mining Corp. (a)	140,000	2,062,125
Kinross Gold Corp. (a)	325,000	2,155,231
Meridian Gold, Inc. (a)	140,000	2,572,016
Novelis, Inc.	64,400	1,435,839
Placer Dome, Inc.	297,500	5,058,015
Teck Cominco Ltd. Class B (sub. vtg.)	278,000	8,400,145
Wheaton River Minerals Ltd. (a)	2,276,000	7,390,742
		65,932,832
Paper & Forest Products - 0.5%
Canfor Corp. (a)	165,000	2,067,403
Cascades, Inc.	165,000	1,728,375
		3,795,778
TOTAL MATERIALS		79,389,180
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 4.2%
BCE, Inc.	670,000	15,974,618
TELUS Corp. (non-vtg.)	505,500	14,133,878
		30,108,496
Wireless Telecommunication Services - 0.8%
Telesystem International Wireless, Inc. (a)	380,000	5,388,985
TOTAL TELECOMMUNICATION SERVICES		35,497,481
UTILITIES - 0.8%
Electric Utilities - 0.8%
Fortis, Inc.	98,000	5,852,915
TOTAL COMMON STOCKS (Cost $546,545,918)		662,169,855
Government Obligations - 4.0%
		Principal Amount	Value
Canadian Government Treasury Bills 2.3245% to 2.4206% 2/10/05 to 4/7/05 (Cost $28,671,084)	CAD	35,100,000	$ 28,215,461
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 2.31% (b)	25,113,743	25,113,743
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	10,711,300	10,711,300
TOTAL MONEY MARKET FUNDS (Cost $35,825,043)		35,825,043
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $611,042,045)	726,210,359
NET OTHER ASSETS - (1.7)%	(12,221,289)
NET ASSETS - 100%	$ 713,989,070
Currency Abbreviation
CAD - Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,266,191 or 0.5% of net assets.

Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $612,567,487. Net unrealized appreciation aggregated $113,642,872, of which $125,444,023 related to appreciated investment securities and $11,801,151 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Diversified International Fund

January 31, 2005

DIF-QTLY-0305

1.813063.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
Australia - 2.4%
Australia & New Zealand Banking Group Ltd.	2,980,321	$ 47,542,386
Australian Gas Light Co.	2,118,164	22,564,404
BHP Billiton Ltd. sponsored ADR	1,000,000	25,520,000
Brambles Industries Ltd.	10,704,822	60,791,801
Computershare Ltd.	5,499,983	25,225,782
CSL Ltd.	7,615,246	182,602,271
Macquarie Bank Ltd.	1,758,748	66,562,522
Promina Group Ltd.	11,274,227	46,555,990
QBE Insurance Group Ltd.	8,271,356	97,725,554
TOTAL AUSTRALIA		575,090,710
Austria - 0.1%
Bank Austria Creditanstalt AG	343,800	29,866,460
Belgium - 0.0%
Umicore SA	100,000	8,915,256
Bermuda - 0.3%
Aquarius Platinum Ltd. (Australia)	1,164,180	5,141,106
Clear Media Ltd. (a)(d)	27,321,500	27,146,884
GOME Electrical Appliances Holdings Ltd. (a)	26,000,000	25,333,821
TOTAL BERMUDA		57,621,811
Brazil - 0.5%
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	50,000	3,742,000
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	1,984,400	63,203,140
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	1,500,000	30,761,270
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	1,233,500	18,046,105
TOTAL BRAZIL		115,752,515
Canada - 5.9%
Aber Diamond Corp.	552,300	18,121,475
Astral Media, Inc. Class A (non-vtg.)	856,500	22,395,089
Barrick Gold Corp.	829,900	18,121,985
Brascan Corp. Class A (ltd. vtg.)	1,952,100	66,425,352
Canadian Imperial Bank of Commerce	654,400	36,093,373
Canadian National Railway Co.	450,000	26,723,339
Canadian Natural Resources Ltd.	1,088,900	48,028,996
Canadian Pacific Railway Ltd.	500,000	16,921,155
Canadian Western Bank, Edmonton	400,000	8,225,293
CGI Group, Inc. Class A (sub. vtg.) (a)	3,210,700	20,826,022
EnCana Corp.	3,270,061	193,297,349
Fording Canadian Coal Trust	150,000	11,919,745
ITF Optical Technologies, Inc. Series A (f)	39,827	49,784
Jean Coutu Group, Inc.:
Class A (e)	1,656,600	23,613,274
Class A (sub. vtg.)	4,350,660	62,014,565
Kinross Gold Corp. (a)(e)	903,300	5,990,217
Kinross Gold Corp. (a)	2,774,865	18,401,466

	Shares	Value
Loblaw Companies Ltd.	782,100	$ 46,382,144
Meridian Gold, Inc. (a)	519,000	9,534,829
Metro, Inc. Class A (sub. vtg.)	703,000	14,291,680
National Bank of Canada	1,098,000	43,520,100
OZ Optics Ltd. unit (f)	102,000	1,504,500
Petro-Canada	1,958,000	100,956,787
Power Corp. of Canada (sub. vtg.)	3,491,000	86,357,278
Precision Drilling Corp. (a)	1,835,400	124,775,551
Research In Motion Ltd. (a)	1,240,908	88,309,894
Sun Life Financial, Inc.	2,514,205	81,338,649
Talisman Energy, Inc.	2,793,800	83,292,857
TELUS Corp. (non-vtg.)	1,000,000	27,960,195
Tembec, Inc. (a)	2,868,700	15,602,695
TimberWest Forest Corp. unit	3,204,900	41,680,098
Wheaton River Minerals Ltd. (a)	11,956,600	38,826,073
TOTAL CANADA		1,401,501,809
Cayman Islands - 0.4%
Apex Silver Mines Ltd. (a)(d)	2,673,000	43,195,680
Foxconn International Holdings Ltd. (a)	6,708,000	3,336,864
Hutchison Telecommunications International Ltd. ADR	3,000,000	40,200,000
TOTAL CAYMAN ISLANDS		86,732,544
China - 0.8%
BYD Co. Ltd. (H Shares) (d)	9,773,000	29,758,104
Global Bio-Chem Technology Group Co. Ltd.	89,171,600	63,450,243
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	4,227,450	170,727
People's Food Holdings Ltd.	44,570,000	39,471,386
Sinopec Zhenhai Refining & Chemical Co. Ltd. (H Shares)	34,932,000	35,828,381
Weichai Power Co. Ltd. (H Shares)	5,000,000	15,673,378
TOTAL CHINA		184,352,219
Denmark - 2.1%
Coloplast AS Series B	933,000	49,516,395
Danske Bank AS	4,256,750	124,327,938
GN Store Nordic AS	2,008,500	21,635,737
Novo Nordisk AS Series B	2,800,872	149,139,124
Novozymes AS Series B	1,793,280	85,750,270
TDC AS	1,782,177	73,981,635
TOTAL DENMARK		504,351,099
Finland - 0.4%
Fortum Oyj	2,591,200	46,269,970
Nokia Corp. sponsored ADR	3,750,000	57,300,000
TOTAL FINLAND		103,569,970
France - 9.0%
Accor SA	1,241,400	54,301,448
Alcatel SA sponsored ADR (a)	4,000,000	57,280,000
Areva (investment certificates)	47,002	18,685,034
Common Stocks - continued
	Shares	Value
France - continued
AXA SA sponsored ADR	3,271,400	$ 79,396,878
BNP Paribas SA	2,449,054	176,682,568
Carrefour SA	709,000	36,548,574
CNP Assurances	1,045,307	74,662,432
Credit Agricole SA	870,631	25,929,733
Dassault Aviation SA	36,265	23,421,195
Eiffage SA	268,405	32,657,478
Essilor International SA	976,470	69,363,839
Financiere Marc de Lacharriere SA (Fimalac)	314,687	14,651,024
France Telecom SA sponsored ADR	300,000	9,408,000
Groupe Danone	238,100	22,189,277
Ipsos SA	238,905	25,502,741
L'Oreal SA	1,382,279	103,505,508
Lafarge SA (Bearer)	200,000	20,619,788
Lagardere S.C.A. (Reg.)	1,552,218	117,141,019
Neopost SA	1,283,157	99,010,037
Pernod-Ricard	655,731	92,818,225
Rhodia SA (a)	1,212,000	2,748,714
Rhodia SA ADR	3,788,000	9,659,400
Sanofi-Aventis sponsored ADR	6,955,400	258,879,988
Societe Des Autoroutes Paris-Rhin-Rhone	221,350	13,329,051
Thales SA	250,000	11,398,233
Thomson SA	4,690,500	118,970,611
Total SA sponsored ADR	2,940,700	316,272,285
Veolia Environnement	1,100,000	39,313,151
Vinci SA	763,047	109,401,101
Vivendi Universal SA sponsored ADR (a)	3,384,600	107,088,744
TOTAL FRANCE		2,140,836,076
Germany - 5.4%
Adidas-Salomon AG	321,873	48,182,936
Allianz AG sponsored ADR	10,467,300	124,142,178
BASF AG	509,300	34,943,073
BASF AG sponsored ADR	333,700	22,895,157
Bayer AG	1,878,000	63,513,955
Bayerische Hypo-und Vereinsbank AG (a)	1,000,000	21,988,358
Beiersdorf AG	100,000	11,308,298
Bijou Brigitte Modische Accessoires AG	47,984	7,245,531
Celesio AG	911,290	70,708,269
Continental AG	829,761	57,590,433
Deutsche Boerse AG	800,804	49,787,730
Deutsche Telekom AG sponsored ADR (a)	9,011,800	194,925,234
E.ON AG sponsored ADR	1,285,300	114,892,967
Fielmann AG	169,873	11,956,273
Fresenius Medical Care AG sponsored ADR	2,079,500	56,084,115
GFK AG	883,551	33,396,991
Hypo Real Estate Holding AG (a)	905,060	35,849,722
K&S AG	838,273	42,010,663

	Shares	Value
Merck KGaA	400,000	$ 26,526,797
Metro AG	1,162,357	60,721,846
RWE AG	1,610,774	92,860,126
Siemens AG sponsored ADR	525,000	41,690,250
Wincor Nixdorf AG	642,095	51,427,912
TOTAL GERMANY		1,274,648,814
Greece - 0.3%
Greek Organization of Football Prognostics SA	2,231,590	59,743,762
Public Power Corp. of Greece	669,870	19,540,170
TOTAL GREECE		79,283,932
Hong Kong - 1.6%
Aeon Credit Service (Asia) Co. Ltd.	6,902,000	4,822,644
China Netcom Group Corp. Hong Kong Ltd. ADR	332,300	9,540,333
Cosco Pacific Ltd.	13,082,000	27,254,691
Hengan International Group Co. Ltd.	19,752,000	12,155,311
Hutchison Whampoa Ltd.	7,295,000	66,404,482
Li & Fung Ltd.	5,000,000	8,237,338
Melco International Development Ltd.	15,000,000	30,962,134
Shun Tak Holdings Ltd.	34,550,000	31,671,442
Techtronic Industries Co. Ltd.	49,805,500	111,425,986
Television Broadcasts Ltd.	6,648,000	31,535,991
Yue Yuen Industrial Holdings Ltd.	16,011,947	41,775,563
TOTAL HONG KONG		375,785,915
India - 2.1%
ABB Ltd. India	537,182	11,996,593
Bajaj Auto Ltd.	627,265	14,935,360
Bharat Forge Ltd.	232,420	7,199,455
Divi's Laboratories Ltd.	213,156	5,472,119
HDFC Bank Ltd. sponsored ADR	464,500	20,670,250
Housing Development Finance Corp. Ltd.	4,929,483	87,882,477
Infosys Technologies Ltd.	2,726,725	129,239,081
Larsen & Toubro Ltd. (a)	300,000	6,909,726
Ranbaxy Laboratories Ltd.	871,165	21,623,934
Reliance Industries Ltd.	2,973,571	36,266,052
Satyam Computer Services Ltd.	5,198,821	49,218,761
State Bank of India	6,679,405	107,424,483
TOTAL INDIA		498,838,291
Ireland - 2.2%
Allied Irish Banks PLC	6,816,503	135,648,409
CRH PLC	4,289,383	113,269,239
DEPFA BANK PLC	2,644,493	46,704,576
Elan Corp. PLC sponsored ADR (a)	1,771,900	47,717,267
IAWS Group PLC (Ireland)	3,716,027	58,848,156
Independent News & Media PLC (Ireland)	17,804,402	51,053,767
Ryanair Holdings PLC sponsored ADR (a)	1,425,000	66,732,750
TOTAL IRELAND		519,974,164
Common Stocks - continued
	Shares	Value
Israel - 0.1%
Teva Pharmaceutical Industries Ltd. sponsored ADR	400,000	$ 11,492,000
Italy - 2.0%
Autostrade Spa	2,103,684	60,679,170
Banca Intesa Spa	25,974,787	120,593,424
Banco Popolare di Verona e Novara	1,480,782	28,443,165
Bulgari Spa	1,807,404	22,243,184
ENI Spa sponsored ADR	1,477,900	180,599,380
Telecom Italia Spa ADR	1,791,019	70,942,263
TOTAL ITALY		483,500,586
Japan - 12.7%
Advantest Corp.	436,100	36,445,124
Asahi Glass Co. Ltd.	4,679,000	49,307,291
Canon, Inc. ADR	2,359,800	124,078,284
Chugai Pharmaceutical Co. Ltd.	472,300	7,447,413
Credit Saison Co. Ltd.	1,114,300	37,851,252
Daiwa Securities Group, Inc.	11,705,000	79,294,669
East Japan Railway Co.	17,530	94,564,729
Fanuc Ltd.	463,400	31,258,538
Fuji Photo Film Co. Ltd.	1,295,500	47,039,605
Hokuto Corp.	57,500	1,016,550
Honda Motor Co. Ltd.	2,254,700	118,371,751
Hoya Corp.	1,076,300	110,823,846
JAFCO Co. Ltd.	271,500	18,340,169
Keyence Corp.	314,500	72,141,520
Kuraray Co. Ltd.	2,500,000	23,015,682
Millea Holdings, Inc.	4,569	63,051,098
Mitsubishi Electric Corp.	4,852,000	23,879,566
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	8,473	80,662,961
Mizuho Financial Group, Inc.	32,070	154,431,171
Murata Manufacturing Co. Ltd.	1,631,100	85,155,619
NEC Corp.	5,500,000	31,527,141
Net One Systems Co. Ltd.	2,484	9,756,217
Nikko Cordial Corp.	19,298,000	91,066,075
Nintendo Co. Ltd.	647,800	73,391,286
Nippon Electric Glass Co. Ltd.	1,858,000	24,456,570
Nippon Electric Glass Co. Ltd. New (a)	1,858,000	24,384,849
Nitto Denko Corp.	2,343,500	124,609,747
Nomura Holdings, Inc.	4,009,000	53,039,070
Nomura Research Institute Ltd.	103,200	10,207,961
OMC Card, Inc. (a)	1,837,000	22,247,865
ORIX Corp.	1,011,200	133,590,621
Rakuten, Inc. New (a)	37,458	40,123,889
Ricoh Co. Ltd.	3,727,000	65,782,225
Rohm Co. Ltd.	984,500	89,590,688
Seiyu Ltd. (a)	7,922,000	18,118,350
SFCG Co. Ltd.	82,310	20,588,422
Softbank Corp.	1,170,300	55,338,673
Sumitomo Forestry Co. Ltd.	1,963,000	19,890,471
Sumitomo Mitsui Financial Group, Inc.	25,268	177,028,402

	Shares	Value
Sumitomo Rubber Industries Ltd.	1,500,000	$ 14,258,142
T&D Holdings, Inc.	942,550	44,205,482
TIS, Inc.	550,000	24,361,882
Tokyo Electron Ltd.	1,631,800	95,112,879
Toyota Motor Corp. ADR	2,633,250	205,893,818
UFJ Holdings, Inc. (a)	27,583	164,766,003
USS Co. Ltd.	90,330	7,470,476
Yahoo! Japan Corp. (a)	12,523	63,445,839
Yamato Transport Co. Ltd.	4,497,000	67,308,536
TOTAL JAPAN		3,029,738,417
Korea (South) - 3.1%
AmorePacific Corp.	255,950	55,603,354
Hana Bank	1,000,000	26,546,514
Honam Petrochemical Corp.	435,190	20,137,869
Hyundai Motor Co.	1,073,596	60,870,219
Kookmin Bank sponsored ADR (a)	2,305,190	100,045,246
Korea Exchange Bank (a)	3,211,310	27,811,537
LG Electronics, Inc.	1,668,270	114,739,257
LG.Philips LCD Co. Ltd. ADR	2,000,000	43,200,000
NCsoft Corp. (a)	397,520	29,083,048
S-Oil Corp.	450,000	28,933,265
Samsung Electronics Co. Ltd.	271,240	130,797,646
Samsung SDI Co. Ltd.	200,000	21,821,722
Shinhan Financial Group Co. Ltd.	3,149,840	79,014,486
TOTAL KOREA (SOUTH)		738,604,163
Mexico - 0.6%
America Movil SA de CV sponsored ADR	1,000,000	53,060,000
Cemex SA de CV sponsored ADR	610,763	22,891,397
Fomento Economico Mexicano SA de CV sponsored ADR	1,159,600	62,340,096
TOTAL MEXICO		138,291,493
Netherlands - 3.6%
ASML Holding NV (NY Shares) (a)	9,959,433	163,633,484
EADS NV	4,083,153	124,800,469
Fugro NV (Certificaten Van Aandelen)	530,900	47,019,705
ING Groep NV sponsored ADR	5,044,500	145,584,270
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	3,413,357	130,710,724
Koninklijke Philips Electronics NV (NY Shares)	1,000,000	26,080,000
OPG Groep NV (A Shares)	495,000	29,000,976
QIAGEN NV (a)	3,147,382	33,865,830
Reed Elsevier NV ADR	3,594,100	97,328,228
VNU NV	1,660,947	48,514,923
TOTAL NETHERLANDS		846,538,609
Norway - 0.8%
DnB NOR ASA	11,946,090	109,340,562
Common Stocks - continued
	Shares	Value
Norway - continued
Schibsted AS (B Shares)	854,550	$ 23,431,090
Storebrand ASA (A Shares)	7,051,661	62,326,615
TOTAL NORWAY		195,098,267
Portugal - 0.2%
Brisa Auto-Estradas de Portugal SA	5,148,820	48,184,779
Singapore - 0.2%
Flextronics International Ltd. (a)	2,000,000	28,300,000
Want Want Holdings Ltd.	18,018,000	17,027,010
TOTAL SINGAPORE		45,327,010
South Africa - 0.2%
Anglogold Ashanti Ltd. sponsored ADR	307,700	10,083,329
Massmart Holdings Ltd.	3,519,500	24,539,633
Nedcor Ltd.	900,000	10,929,108
TOTAL SOUTH AFRICA		45,552,070
Spain - 4.1%
Actividades de Construccion y Servicios SA (ACS)	4,329,637	108,519,676
Altadis SA (Spain)	2,976,473	129,886,829
Antena 3 Television SA (a)	336,053	25,733,174
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	6,549,100	110,483,317
Banco Santander Central Hispano SA ADR	3,532,100	41,784,743
Compania de Distribucion Integral Logista SA	647,820	36,358,511
Fomento Construcciones y Contratas SA (FOCSA)	538,613	26,185,651
Gestevision Telecinco SA	2,723,860	58,934,633
Grupo Ferrovial SA	1,046,703	62,592,831
Inditex SA	3,436,931	97,298,994
Prosegur Comp Securidad SA (Reg.)	1,277,771	25,231,518
Repsol YPF SA sponsored ADR	3,000,000	76,740,000
Telefonica SA sponsored ADR	3,371,100	183,758,661
TOTAL SPAIN		983,508,538
Sweden - 1.2%
Assa Abloy AB (B Shares)	1,400,000	22,131,933
Gambro AB (A Shares)	3,158,000	46,308,960
Hennes & Mauritz AB (H&M) (B Shares)	2,781,450	91,721,516
Skandia Foersaekrings AB	10,000,000	51,789,010
Skandinaviska Enskilda Banken AB (A Shares)	1,422,000	25,327,830
SKF AB (B Shares)	1,000,000	45,994,936
TOTAL SWEDEN		283,274,185
Switzerland - 10.0%
ABB Ltd. (Reg.) (a)	29,693,208	163,331,999
Actelion Ltd. (Reg.) (a)	286,995	27,228,257
Alcon, Inc.	700,000	55,440,000
Compagnie Financiere Richemont unit	3,142,856	98,334,028
Credit Suisse Group sponsored ADR	4,096,800	165,223,944

	Shares	Value
INFICON Holding AG (a)(d)	147,886	$ 12,195,822
Logitech International SA (Reg.) (a)	200,000	12,237,689
Nestle SA (Reg.)	1,113,330	292,156,070
Nobel Biocare Holding AG (Switzerland)	707,443	124,060,613
Novartis AG sponsored ADR	8,414,499	402,886,212
Phonak Holding AG	868,728	29,226,729
Roche Holding AG (participation certificate)	3,526,795	375,534,923
Schindler Holding AG (Reg.)	128,116	48,490,012
SIG Holding AG	158,547	38,671,626
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	143,300	101,302,536
Swiss Life Holding (a)	217,662	32,678,134
Syngenta AG sponsored ADR	2,018,700	43,402,050
Tecan Group AG (d)	782,332	23,359,087
The Swatch Group AG (Reg.)	2,764,100	77,765,377
UBS AG (NY Shares)	3,208,753	261,128,319
TOTAL SWITZERLAND		2,384,653,427
Taiwan - 0.5%
HannStar Display Corp. (a)	50,000,000	17,960,784
Novatek Microelectronics Corp.	5,104,000	20,015,686
Taishin Financial Holdings Co. Ltd.	22,697,288	20,436,460
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,000,000	43,750,000
United Microelectronics Corp. sponsored ADR	3,254,528	11,488,484
Yuen Foong Yu Paper Manufacturing Co.	15,894,360	8,177,804
TOTAL TAIWAN		121,829,218
Thailand - 0.0%
Thai Oil PCL (a)	3,959,500	5,340,960
United Kingdom - 18.8%
Allied Domecq PLC	4,416,296	40,756,494
Amdocs Ltd. (a)	2,258,300	67,184,425
BAE Systems PLC	20,860,220	96,452,380
BP PLC sponsored ADR	6,777,900	404,098,398
British American Tobacco PLC sponsored ADR	4,473,800	155,822,454
British Land Co. PLC	3,695,495	59,926,420
Cadbury Schweppes PLC sponsored ADR	2,626,500	95,341,950
Capita Group PLC	19,240,802	129,913,683
Carnival PLC ADR	1,992,300	120,832,995
Daily Mail & General Trust PLC Class A	3,766,430	50,542,572
Enterprise Inns PLC	7,032,132	98,736,386
Group 4 Securicor PLC (Denmark) (a)	12,816,124	34,121,258
GUS PLC	930,000	16,885,058
Hilton Group PLC	16,783,453	93,407,418
HSBC Holdings PLC sponsored ADR	4,879,100	405,111,673
Inchcape PLC	1,358,940	51,828,409
Intertek Group PLC	4,433,747	60,958,789
ITV PLC	27,640,346	60,777,514
Kesa Electricals PLC	5,891,674	35,452,930
Maiden Group PLC	1,585,000	6,642,046
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Meggitt PLC	6,660,800	$ 34,561,339
National Grid Transco PLC	10,108,837	98,288,753
Next PLC	2,858,001	84,563,145
Northern Rock PLC	1,243,000	18,342,254
Provident Financial PLC	4,523,707	58,787,653
Punch Taverns Ltd.	2,894,500	36,497,801
Rank Group PLC	7,445,473	37,581,114
Reckitt Benckiser PLC	5,873,762	174,457,886
Reuters Group PLC sponsored ADR	789,800	35,485,714
Rio Tinto PLC (Reg.)	1,592,061	49,990,715
Rolls-Royce Group PLC	5,000,000	24,578,370
Royal Bank of Scotland Group PLC	8,000,000	265,333,392
Serco Group PLC	11,783,976	55,207,427
Shire Pharmaceuticals Group PLC sponsored ADR	916,000	32,060,000
Signet Group PLC	26,900,800	56,238,113
SMG PLC	6,338,443	12,892,849
Smith & Nephew PLC	11,871,105	117,381,485
Standard Chartered PLC	6,756,949	124,078,868
Taylor Nelson Sofres PLC	6,062,020	25,688,719
Tesco PLC	40,797,158	236,851,185
Trinity Mirror PLC	2,227,905	28,533,047
Vodafone Group PLC sponsored ADR	19,822,400	514,985,960
VT Group PLC	1,672,799	10,239,286
William Hill PLC	4,671,790	51,077,320
Xstrata PLC	6,617,078	115,279,094
Yell Group PLC	9,132,830	78,693,532
TOTAL UNITED KINGDOM		4,462,468,273
United States of America - 3.7%
AES Corp. (a)	4,500,000	63,225,000
AFLAC, Inc.	802,100	31,690,971
Covance, Inc. (a)	761,000	32,342,500
Freeport-McMoRan Copper & Gold, Inc. Class B	2,135,600	78,611,436
Halliburton Co.	800,000	32,904,000
Mettler-Toledo International, Inc. (a)	1,003,900	50,355,624
Newmont Mining Corp.	730,380	30,376,504
News Corp. Class A	6,741,000	114,597,000
NTL, Inc. (a)	1,035,928	70,474,182
Phelps Dodge Corp.	745,400	71,782,020
Shaw Group, Inc. (a)	1,397,900	23,498,699
Stillwater Mining Co. (a)	1,666,000	17,626,280
Synthes, Inc.	1,347,494	154,361,986
Telewest Global, Inc. (a)	6,177,222	104,086,191
TOTAL UNITED STATES OF AMERICA		875,932,393
TOTAL COMMON STOCKS (Cost $17,427,951,427)		22,656,455,973
Preferred Stocks - 0.4%
	Shares	Value
Convertible Preferred Stocks - 0.0%
Canada - 0.0%
Metrophotonics, Inc. Series 2 (f)	198,000	$ 851,400
Nonconvertible Preferred Stocks - 0.4%
Germany - 0.2%
Fresenius Medical Care AG	536,400	31,181,812
Porsche AG (non-vtg.)	37,573	24,477,509
TOTAL GERMANY		55,659,321
Italy - 0.2%
Banca Intesa Spa (Risp)	8,760,500	36,196,441
TOTAL NONCONVERTIBLE PREFERRED STOCKS		91,855,762
TOTAL PREFERRED STOCKS (Cost $67,037,982)		92,707,162
Money Market Funds - 6.2%

Fidelity Cash Central Fund, 2.31% (b)	1,169,399,799	1,169,399,799
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	308,829,590	308,829,590
TOTAL MONEY MARKET FUNDS (Cost $1,478,229,389)		1,478,229,389
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.44%, dated 1/31/05 due 2/1/05) (Cost $28,670,000)	$ 28,671,946	28,670,000
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $19,001,888,798)	24,256,062,524
NET OTHER ASSETS - (2.0)%	(476,626,129)
NET ASSETS - 100%	$ 23,779,436,395
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $29,603,491 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,405,684 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ITF Optical Technologies, Inc. Series A	10/11/00	$ 1,999,935
Metrophotonics, Inc. Series 2	9/29/00	$ 1,980,000
OZ Optics Ltd. unit	8/18/00	$ 1,505,520
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Apex Silver Mines Ltd.	$ 35,081,200	$ 14,044,252	$ -	$ -	$ 43,195,680
BYD Co. Ltd. (H Shares)	27,497,039	-	-	-	29,758,104
Clear Media Ltd.	26,325,687	-	-	-	27,146,884
INFICON Holding AG	9,662,513	-	-	-	12,195,822
Tecan Group AG	15,117,843	3,009,544	-	-	23,359,087
TOTALS	$ 113,684,282	$ 17,053,796	$ -	$ -	$ 135,655,577
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $19,097,147,144. Net unrealized appreciation aggregated $5,158,915,380, of which $5,350,504,731 related to appreciated investment securities and $191,589,351 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Fund

January 31, 2005

EMF-QTLY-0305

1.813065.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Argentina - 0.4%
Inversiones y Representaciones SA sponsored GDR (a)	260,800	$ 3,192,192
Austria - 0.8%
Bank Austria Creditanstalt AG	75,618	6,569,057
Bermuda - 1.2%
Aquarius Platinum Ltd. (Australia)	194,300	858,043
Central European Media Enterprises Ltd. Class A (a)	168,200	6,206,580
GOME Electrical Appliances Holdings Ltd. (a)	2,402,000	2,340,455
TOTAL BERMUDA		9,405,078
Brazil - 10.9%
Banco Bradesco SA (PN)	331,700	8,239,098
Banco do Brasil SA	201,100	2,381,934
Banco Itau Holding Financeira SA (PN)	37,610	5,622,470
Caemi Mineracao E Metalurgia SA (PN) (a)	5,281,000	4,878,569
Centrais Electricas Brasileiras (Electrobras) SA (PN-B)	242,550,500	3,049,546
Companhia Vale do Rio Doce sponsored:
ADR	14,100	426,525
ADR (non-vtg.)	761,300	19,154,308
Diagnosticos da America SA	195,000	2,018,169
Gerdau SA sponsored ADR	244,840	4,125,554
Natura Cosmeticos SA	161,200	3,948,436
Petroleo Brasileiro SA Petrobras:
(PN)	178,400	6,380,221
sponsored:
ADR	52,500	2,134,125
ADR (non-vtg.)	381,700	13,683,945
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	267,200	5,479,607
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	416,550	6,094,127
TOTAL BRAZIL		87,616,634
Canada - 0.2%
PetroKazakhstan, Inc. Class A	51,600	1,857,691
Cayman Islands - 0.0%
Foxconn International Holdings Ltd. (a)	224,000	111,428
Chile - 0.2%
Lan Chile SA sponsored ADR	48,200	1,710,136
Czech Republic - 0.8%
Ceske Energeticke Zavody AS	438,200	6,668,014
Egypt - 2.2%
Lecico Egypt S.A.E. unit (a)(d)	77,800	1,314,820
Orascom Construction Industries SAE GDR	125,534	4,310,838
Orascom Telecom SAE GDR (a)	383,566	12,005,616
TOTAL EGYPT		17,631,274

	Shares	Value
Hong Kong - 2.8%
Chaoda Modern Agriculture (Holdings) Ltd.	12,091,500	$ 4,883,200
China Netcom Group Corp. Hong Kong Ltd. ADR	120,700	3,465,297
China Overseas Land & Investment Ltd.	16,740,500	4,185,205
Henderson Land Development Co. Ltd.	573,000	2,718,129
Midland Realty Holdings Ltd.	4,407,900	2,147,480
Sun Hung Kai Properties Ltd.	211,000	1,954,493
Television Broadcasts Ltd.	568,900	2,698,680
TOTAL HONG KONG		22,052,484
Hungary - 1.0%
OTP Bank Rt.	248,900	8,054,397
India - 3.3%
Bank of India	2,152,100	4,166,627
Bharat Forge Ltd.	6,175	191,277
ITC Ltd.	100	3,119
Larsen & Toubro Ltd. (a)	182,342	4,199,778
Mphasis BFL Ltd.	326,853	1,981,563
Oil & Natural Gas Corp. Ltd.	216,299	4,056,876
Reliance Industries Ltd.	214,206	2,612,484
State Bank of India	316,874	5,096,266
Wipro Ltd.	241,058	3,895,756
TOTAL INDIA		26,203,746
Indonesia - 3.5%
PT Astra International Tbk	2,129,200	2,334,807
PT Bank Central Asia Tbk	13,085,300	4,104,782
PT Bank Danamon Indonesia Tbk Series A	4,833,500	2,201,845
PT Bumi Resources Tbk (a)	31,816,600	3,193,818
PT Indosat Tbk	12,013,600	7,471,651
PT Telkomunikasi Indonesia Tbk Series B	16,159,400	8,463,208
TOTAL INDONESIA		27,770,111
Israel - 4.1%
Bank Hapoalim BM (Reg.)	2,014,445	7,270,889
ECtel Ltd. (a)	122,700	457,671
M-Systems Flash Disk Pioneers Ltd. (a)	332,500	6,686,575
Nice Systems Ltd. sponsored ADR (a)	72,700	2,204,264
RADWARE Ltd. (a)	161,300	3,934,107
Teva Pharmaceutical Industries Ltd. sponsored ADR	421,500	12,109,695
TOTAL ISRAEL		32,663,201
Korea (South) - 20.5%
CJ Home Shopping	58,650	3,365,304
Daegu Bank Co. Ltd.	476,080	3,302,181
Daelim Industrial Co.	153,320	8,244,776
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	409,180	7,354,476
Hana Bank	147,090	3,904,727
Hyundai Mipo Dockyard Co. Ltd. (a)	116,500	5,663,273
Hyundai Mobis	62,790	4,287,948
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hyundai Motor Co.	192,670	$ 10,923,909
Hyundai Securities Co. Ltd. (a)	603,780	3,382,109
Interflex Co. Ltd.	119,423	2,129,022
Kia Motors Corp.	390,930	4,798,556
LG Electronics, Inc.	235,410	16,190,885
LG Engineering & Construction Co. Ltd.	165,250	4,604,140
NCsoft Corp. (a)	28,760	2,104,117
POSCO	42,020	7,634,417
S-Oil Corp.	64,610	4,154,174
Samsung Electronics Co. Ltd.	116,045	55,959,343
Samsung Fire & Marine Insurance Co. Ltd.	42,620	3,321,578
Samsung SDI Co. Ltd.	41,380	4,514,914
Shinhan Financial Group Co. Ltd.	207,860	5,214,218
Shinsegae Co. Ltd.	13,860	3,888,631
TOTAL KOREA (SOUTH)		164,942,698
Luxembourg - 0.5%
Tenaris SA sponsored ADR	84,500	4,165,850
Malaysia - 2.9%
AirAsia BHD	3,507,100	1,633,570
Malakoff BHD	1,897,200	3,744,474
Malayan Banking BHD	1,865,300	6,037,682
Maxis Communications BHD	1,049,200	2,623,000
Public Bank BHD (For. Reg.)	1,848,600	3,916,113
Southern Bank BHD (For. Reg.)	1,663,800	1,567,475
Telekom Malaysia BHD	1,285,500	3,721,184
TOTAL MALAYSIA		23,243,498
Mexico - 7.7%
America Movil SA de CV sponsored ADR	445,400	23,632,924
Cemex SA de CV sponsored ADR	261,700	9,808,516
Grupo Financiero Banorte SA de CV Series O	248,867	1,600,372
Grupo Mexico SA de CV Series B (a)	868,606	4,376,500
Grupo Televisa SA de CV sponsored ADR	128,200	7,542,006
Industrias Penoles SA de CV	579,900	3,041,538
Urbi, Desarrollos Urbanos, SA de CV	806,600	4,361,013
Wal-Mart de Mexico SA de CV Series V	2,212,700	7,635,488
TOTAL MEXICO		61,998,357
Philippines - 1.0%
Philippine Long Distance Telephone Co. (a)	324,500	8,395,289
Poland - 0.9%
Agora SA (a)	144,241	2,627,779
Globe Trade Centre SA	1,300	42,530
Powszechna Kasa Oszczednosci Bank SA	504,200	4,285,490
TOTAL POLAND		6,955,799

	Shares	Value
Russia - 4.1%
JSC MMC 'Norilsk Nickel' sponsored ADR	57,314	$ 3,295,555
Lukoil Oil Co. sponsored ADR	63,600	7,886,400
Mobile TeleSystems OJSC sponsored ADR	139,000	5,001,220
OAO Gazprom sponsored ADR	123,300	4,315,500
Surgutneftegaz JSC sponsored ADR	183,261	10,262,616
Vimpel Communications sponsored ADR (a)	66,100	2,392,820
TOTAL RUSSIA		33,154,111
South Africa - 11.2%
ABSA Group Ltd.	794,295	10,121,133
African Bank Investments Ltd.	2,821,726	7,907,422
Afrikander Lease Ltd. (a)	2,827,589	1,646,086
Edgars Consolidated Stores Ltd.	154,439	7,715,510
Harmony Gold Mining Co. Ltd.	410,407	3,336,609
Impala Platinum Holdings Ltd.	47,966	3,997,300
Ispat Iscor Ltd.	201,500	1,950,802
JD Group Ltd.	328,100	3,543,699
Lewis Group Ltd.	331,800	2,058,876
Massmart Holdings Ltd.	436,855	3,045,961
MTN Group Ltd.	1,985,200	14,898,106
Sanlam Ltd.	4,288,922	9,021,402
Sasol Ltd.	179,975	3,617,512
Standard Bank Group Ltd.	1,036,300	11,203,103
Steinhoff International Holdings Ltd.	932,700	2,061,430
Telkom SA Ltd.	230,614	4,175,671
TOTAL SOUTH AFRICA		90,300,622
Taiwan - 8.5%
Acer, Inc.	2,247,000	3,524,706
Cathay Financial Holding Co. Ltd.	3,825,000	7,500,000
China Steel Corp.	3,488,000	3,895,617
Chinatrust Financial Holding Co.	5,215,804	5,841,700
Delta Electronics, Inc.	2,987,800	4,874,215
Evergreen Marine Corp.	2,526,000	2,409,111
Far Eastern Textile Ltd.	5,048,477	3,642,823
Far EasTone Telecommunications Co. Ltd.	2,980,500	3,412,965
First Financial Holding Co. Ltd. (a)	5,206,000	4,360,791
Formosa Chemicals & Fibre Corp.	2,183,000	4,006,447
Hon Hai Precision Industries Co. Ltd.	1,573,797	6,912,363
Polaris Securities Co. Ltd.	6,713,971	3,370,150
Powerchip Semiconductor Corp. (a)	3,532,000	2,781,277
Taiwan Semiconductor Manufacturing Co. Ltd.	7,329,699	11,957,470
TOTAL TAIWAN		68,489,635
Thailand - 2.1%
Advanced Info Service PCL (For. Reg.)	2,142,800	5,892,005
Siam Cement PCL (For. Reg.)	796,000	5,533,800
Common Stocks - continued
	Shares	Value
Thailand - continued
Siam Commercial Bank PCL (For. Reg.)	1,493,600	$ 1,927,538
Thai Olefins PCL (a)	1,692,100	3,116,449
TOTAL THAILAND		16,469,792
Turkey - 4.3%
Akbank T. A. S.	491,129	3,070,706
Arcelik AS (a)	248,988	1,612,686
Buyuk Magazacilik AS (a)	449,900	1,084,746
Dogan Yayin Holding AS (a)	2,794,886	7,659,516
Enka Insaat ve Sanayi AS	160,114	2,146,043
Finansbank AS (a)	1,386,430	3,114,407
Koytas Tekstil Sanayi ve Ticaret AS (a)	26,770	6,013
Turk Sise ve Cam Fabrikalari AS	240,000	729,614
Turkcell Iletisim Hizmet AS sponsored ADR	279,022	5,000,074
Turkiye Is Bankasi AS Series C unit	926,335	5,444,950
Yapi ve Kredi Bankasi AS (a)	1,179,929	4,770,960
TOTAL TURKEY		34,639,715
United States of America - 1.6%
Central European Distribution Corp. (a)	156,096	5,127,754
CTC Media, Inc. (e)	93,240	1,400,073
DSP Group, Inc. (a)	66,000	1,637,460
NII Holdings, Inc. (a)	47,400	2,550,120
Zoran Corp. (a)	198,100	2,018,639
TOTAL UNITED STATES OF AMERICA		12,734,046
TOTAL COMMON STOCKS (Cost $615,072,987)		776,994,855
Nonconvertible Preferred Stocks - 0.5%

Korea (South) - 0.5%
Samsung Electronics Co. Ltd. (Cost $3,764,618)	11,860	3,697,223
Money Market Funds - 2.3%
Fidelity Cash Central Fund, 2.31% (b)	10,902,691	10,902,691
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	7,478,850	7,478,850
TOTAL MONEY MARKET FUNDS (Cost $18,381,541)		18,381,541
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $637,219,146)	799,073,619
NET OTHER ASSETS - 0.5%	4,185,282
NET ASSETS - 100%	$ 803,258,901
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,314,820 or 0.2% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,400,073 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
CTC Media, Inc.	1/26/05	$ 1,400,073
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $638,231,796. Net unrealized appreciation aggregated $160,841,823, of which $173,129,600 related to appreciated investment securities and $12,287,777 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Fund

January 31, 2005

EUR-QTLY-0305

1.813067.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
Austria - 1.9%
Bank Austria Creditanstalt AG	496,168	$ 43,102,913
Belgium - 2.7%
Belgacom SA	1,466,500	60,573,410
France - 18.3%
Air France KLM (Reg.)	2,934,224	53,733,769
Carrefour SA	1,038,000	53,508,350
Dassault Systemes SA	1,049,506	48,821,283
Financiere Marc de Lacharriere SA (Fimalac)	467,981	21,788,001
Lagardere S.C.A. (Reg.)	562,136	42,422,639
Publicis Groupe SA	2,050,451	64,542,272
Sanofi-Aventis	892,448	66,433,831
Vivendi Universal SA (a)	2,094,278	66,262,956
TOTAL FRANCE		417,513,101
Germany - 3.3%
RWE AG	467,255	26,936,962
SAP AG	315,500	48,864,640
TOTAL GERMANY		75,801,602
Greece - 1.9%
Alpha Bank AE	1,295,100	43,686,303
Ireland - 2.1%
DEPFA BANK PLC	2,753,461	48,629,067
Italy - 11.4%
Autostrade Spa	1,985,224	57,262,281
Banca Popolare di Milano	2,809,139	24,879,429
Bulgari Spa	1,876,064	23,088,162
Lottomatica Spa New	1,344,300	50,392,139
Mediobanca Spa	2,822,098	47,910,151
Pirelli & C. Real Estate Spa	1,045,757	57,561,165
TOTAL ITALY		261,093,327
Netherlands - 6.7%
Efes Breweries International NV unit	114,800	3,688,524
Euronext NV	2,099,244	66,871,619
Rodamco Europe NV	556,852	42,205,322
Wolters Kluwer NV (Certificaten Van Aandelen)	2,291,000	41,297,616
TOTAL NETHERLANDS		154,063,081
Poland - 3.3%
Polski Koncern Naftowy Orlen SA	2,489,750	30,345,276
Powszechna Kasa Oszczednosci Bank SA	5,227,900	44,434,970
TOTAL POLAND		74,780,246
Russia - 9.5%
Mobile TeleSystems OJSC unit (a)	1,097,164	38,949,322
Sberbank RF unit (a)	992,957	51,037,990

	Shares	Value
Surgutneftegaz JSC sponsored ADR	2,192,548	$ 82,001,295
UBS AG London Branch warrants 11/1/05 (a)	48,411	45,261,313
TOTAL RUSSIA		217,249,920
South Africa - 4.3%
MTN Group Ltd.	13,017,648	97,692,074
Spain - 4.3%
Antena 3 Television SA (a)	1,297,180	99,331,236
Sweden - 2.3%
Skandia Foersaekrings AB	10,198,000	52,814,432
Switzerland - 14.8%
ABB Ltd. (Reg.) (a)	14,590,680	80,258,251
Compagnie Financiere Richemont unit	2,454,715	76,803,396
Credit Suisse Group (Reg.)	507,947	20,485,503
Roche Holding AG (participation certificate)	552,440	58,824,092
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	60,021	42,430,422
UBS AG (Reg.)	733,265	59,673,106
TOTAL SWITZERLAND		338,474,770
Turkey - 2.9%
Turkiye Garanti Bankasi AS	16,379,845	65,617,500
United Kingdom - 1.8%
Signet Group PLC	20,158,505	42,142,846
United States of America - 1.9%
Synthes, Inc.	380,633	43,603,360
TOTAL COMMON STOCKS (Cost $1,703,114,584)		2,136,169,188
Nonconvertible Preferred Stocks - 4.1%

Germany - 2.1%
Porsche AG (non-vtg.)	72,123	46,985,638
Italy - 2.0%
Banca Intesa Spa (Risp)	11,357,397	46,926,243
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $59,369,391)		93,911,881
Money Market Funds - 6.4%
	Shares	Value
Fidelity Cash Central Fund, 2.31% (b)	68,302,128	$ 68,302,128
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	78,058,040	78,058,040
TOTAL MONEY MARKET FUNDS (Cost $146,360,168)		146,360,168
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $1,908,844,143)	2,376,441,237
NET OTHER ASSETS - (3.9)%	(89,113,622)
NET ASSETS - 100%	$ 2,287,327,615
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,915,915,576. Net unrealized appreciation aggregated $460,525,661, of which $470,002,261 related to appreciated investment securities and $9,476,600 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Worldwide Fund

January 31, 2005

WLD-QTLY-0305

1.813085.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 0.5%
CSL Ltd.	229,830	$ 5,510,982
Belgium - 0.4%
Fortis	164,600	4,440,971
Bermuda - 0.4%
ACE Ltd.	85,000	3,689,000
Bunge Ltd.	20,000	1,130,800
TOTAL BERMUDA		4,819,800
Brazil - 1.0%
Aracruz Celulose SA sponsored ADR	105,100	3,673,245
Tele Norte Leste Participacoes SA ADR (non-vtg.)	116,600	1,680,206
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	114,400	2,346,060
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	238,300	3,486,329
TOTAL BRAZIL		11,185,840
Canada - 1.4%
Alcan, Inc.	40,300	1,607,064
EnCana Corp.	84,100	4,971,255
Novelis, Inc.	8,060	179,703
Research In Motion Ltd. (a)	85,600	6,091,771
Talisman Energy, Inc.	84,700	2,525,200
Tembec, Inc. (a)	93,100	506,366
TOTAL CANADA		15,881,359
Cayman Islands - 0.3%
Foxconn International Holdings Ltd. (a)	320,000	159,183
GlobalSantaFe Corp.	90,000	3,182,400
TOTAL CAYMAN ISLANDS		3,341,583
China - 0.5%
BYD Co. Ltd. (H Shares)	268,000	816,041
China Mengniu Dairy Co. Ltd.	100,000	73,719
China Telecom Corp. Ltd. sponsored ADR	65,740	2,454,074
Global Bio-Chem Technology Group Co. Ltd.	2,934,000	2,087,694
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	212,250	8,572
People's Food Holdings Ltd.	583,000	516,307
TOTAL CHINA		5,956,407
Denmark - 0.6%
Coloplast AS Series B	33,200	1,761,998
Danske Bank AS	36,950	1,079,208
Novo Nordisk AS Series B	68,300	3,636,797
TOTAL DENMARK		6,478,003
Finland - 1.0%
Nokia Corp. sponsored ADR	723,300	11,052,024
France - 4.8%
Accor SA	65,828	2,879,455
Alcatel SA sponsored ADR (a)	458,700	6,568,584

	Shares	Value
AXA SA	143,600	$ 3,485,172
BNP Paribas SA	80,320	5,794,541
CNP Assurances	7,300	521,412
Dassault Systemes SA	29,258	1,361,034
France Telecom SA sponsored ADR	108,600	3,405,696
L'Oreal SA	21,268	1,592,555
Lagardere S.C.A. (Reg.)	8,500	641,468
Pernod-Ricard	21,000	2,972,534
Sanofi-Aventis sponsored ADR	160,000	5,955,200
Thomson SA	116,800	2,962,534
Total SA Series B	41,224	8,867,282
Vivendi Universal SA sponsored ADR (a)	250,600	7,928,984
TOTAL FRANCE		54,936,451
Germany - 4.6%
Allianz AG (Reg.)	135,600	16,074,598
BASF AG	43,776	3,003,471
Bayerische Hypo-und Vereinsbank AG (a)	137,400	3,021,200
Deutsche Boerse AG	74,430	4,627,475
Deutsche Telekom AG sponsored ADR (a)	494,300	10,691,709
E.ON AG	51,268	4,582,847
Infineon Technologies AG sponsored ADR (a)	274,700	2,546,469
Merck KGaA	3,848	255,188
SAP AG sponsored ADR	54,400	2,106,368
Siemens AG sponsored ADR	65,100	5,169,591
TOTAL GERMANY		52,078,916
Hong Kong - 0.8%
Esprit Holdings Ltd.	173,500	1,003,205
Hong Kong Exchanges & Clearing Ltd.	550,000	1,371,501
Hutchison Whampoa Ltd.	200,000	1,820,548
Techtronic Industries Co. Ltd.	740,000	1,655,545
Television Broadcasts Ltd.	274,000	1,299,769
Wharf Holdings Ltd.	457,000	1,476,490
TOTAL HONG KONG		8,627,058
India - 1.3%
Cipla Ltd.	334,416	2,195,599
Dr. Reddy's Laboratories Ltd.	2,153	36,329
HDFC Bank Ltd.	55,276	715,061
Housing Development Finance Corp. Ltd.	203,053	3,620,015
Infosys Technologies Ltd.	80,789	3,829,171
Reliance Industries Ltd.	94,900	1,157,413
Satyam Computer Services Ltd.	233,115	2,206,968
State Bank of India	55,300	889,387
TOTAL INDIA		14,649,943
Italy - 0.3%
ENI Spa	156,351	3,821,218
Japan - 8.7%
Advantest Corp.	59,500	4,972,449
Aeon Co. Ltd.	329,900	5,539,455
Common Stocks - continued
	Shares	Value
Japan - continued
Canon, Inc.	43,600	$ 2,292,488
Daiwa Securities Group, Inc.	500,000	3,387,214
FamilyMart Co. Ltd.	48,200	1,548,912
Honda Motor Co. Ltd.	74,900	3,932,250
Ito Yokado Ltd.	141,000	5,646,803
JAFCO Co. Ltd.	36,200	2,445,356
Mizuho Financial Group, Inc.	1,391	6,698,277
Murata Manufacturing Co. Ltd.	65,400	3,414,369
Nichicon Corp.	115,000	1,446,031
Nikko Cordial Corp.	1,247,000	5,884,516
Nitto Denko Corp.	79,500	4,227,214
Nomura Holdings, Inc.	351,000	4,643,730
Oracle Corp. Japan	15,000	751,267
ORIX Corp.	26,000	3,434,885
Ricoh Co. Ltd.	120,000	2,118,022
Rohm Co. Ltd.	34,600	3,148,642
Softbank Corp.	113,600	5,371,677
Sumitomo Electric Industries Ltd.	245,000	2,676,381
Sumitomo Mitsui Financial Group, Inc.	890	6,235,368
TDK Corp.	28,700	1,994,113
Tokyo Electron Ltd.	121,500	7,081,882
Toyota Motor Corp.	120,900	4,726,586
UFJ Holdings, Inc. (a)	656	3,918,591
Yahoo! Japan Corp. (a)	324	1,641,496
TOTAL JAPAN		99,177,974
Korea (South) - 2.4%
Honam Petrochemical Corp.	118,530	5,484,826
Hyundai Motor Co.	33,471	1,897,722
Kookmin Bank (a)	85,120	3,648,592
LG Electronics, Inc.	96,585	6,642,864
LG Petrochemical Co. Ltd.	48,650	1,196,700
Samsung Electro-Mechanics Co. Ltd.	75,280	1,870,083
Samsung Electronics Co. Ltd.	5,395	2,601,583
Shinhan Financial Group Co. Ltd.	142,690	3,579,413
TOTAL KOREA (SOUTH)		26,921,783
Netherlands - 3.9%
Aegon NV	404,600	5,484,499
ASML Holding NV (NY Shares) (a)	1,471,814	24,181,904
Chicago Bridge & Iron Co. NV (NY Shares)	65,000	2,457,000
EADS NV	81,600	2,494,082
ING Groep NV (Certificaten Van Aandelen)	245,000	7,070,700
VNU NV	98,855	2,887,475
TOTAL NETHERLANDS		44,575,660
Netherlands Antilles - 0.3%
Schlumberger Ltd. (NY Shares)	55,000	3,742,200
Spain - 0.7%
Banco Bilbao Vizcaya Argentaria SA	75,800	1,278,746

	Shares	Value
Banco Santander Central Hispano SA	197,300	$ 2,334,059
Telefonica SA	14,900	270,733
Telefonica SA sponsored ADR	77,000	4,197,270
TOTAL SPAIN		8,080,808
Sweden - 0.4%
Telefonaktiebolaget LM Ericsson ADR (a)	139,600	4,094,468
Switzerland - 3.7%
ABB Ltd. (Reg.) (a)	363,737	2,000,791
Actelion Ltd. (Reg.) (a)	7,904	749,881
Alcon, Inc.	11,000	871,200
Compagnie Financiere Richemont unit	37,090	1,160,476
Credit Suisse Group (Reg.)	289,240	11,665,049
Nestle SA (Reg.)	22,667	5,948,193
Novartis AG sponsored ADR	81,700	3,911,796
Phonak Holding AG	69,560	2,340,216
Roche Holding AG (participation certificate)	30,268	3,222,952
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	1,361	962,127
UBS AG (NY Shares)	117,320	9,547,502
TOTAL SWITZERLAND		42,380,183
Taiwan - 1.7%
Acer, Inc.	1,262,000	1,979,608
Hon Hai Precision Industries Co. Ltd.	588,799	2,586,098
Taiwan Semiconductor Manufacturing Co. Ltd.	1,774,000	2,894,055
United Microelectronics Corp.	9,492,240	6,045,254
United Microelectronics Corp. sponsored ADR	1,389,800	4,905,994
Yageo Corp. (a)	3,714,000	1,211,784
TOTAL TAIWAN		19,622,793
United Kingdom - 6.2%
3i Group PLC	289,240	3,807,835
AstraZeneca PLC sponsored ADR	85,100	3,199,760
BHP Billiton PLC	283,270	3,505,165
BP PLC	469,875	4,668,991
British Sky Broadcasting Group PLC (BSkyB)	129,000	1,372,716
Hilton Group PLC	232,200	1,292,297
HSBC Holdings PLC sponsored ADR	94,586	7,853,476
ITV PLC	1,115,149	2,452,067
Kesa Electricals PLC	328,444	1,976,400
London Stock Exchange PLC	242,400	2,613,670
Man Group PLC	179,999	4,610,538
Reckitt Benckiser PLC	48,300	1,434,569
Rio Tinto PLC (Reg.)	136,262	4,278,627
Smith & Nephew PLC	291,000	2,877,408
Tesco PLC	110,187	639,700
Vodafone Group PLC sponsored ADR	861,800	22,389,564
Xstrata PLC	86,200	1,501,729
TOTAL UNITED KINGDOM		70,474,512
Common Stocks - continued
	Shares	Value
United States of America - 51.1%
99 Cents Only Stores (a)	80,000	$ 1,200,000
AES Corp. (a)	150,000	2,107,500
Affiliated Computer Services, Inc. Class A (a)	50,000	2,709,500
AFLAC, Inc.	55,000	2,173,050
AirTran Holdings, Inc. (a)	55,000	469,700
Akamai Technologies, Inc. (a)	50,000	655,000
Albemarle Corp.	22,000	772,420
Albertsons, Inc.	50,000	1,144,000
Alcoa, Inc.	75,000	2,213,250
Alexander & Baldwin, Inc.	15,000	690,000
Alkermes, Inc. (a)	40,000	506,800
Altria Group, Inc.	100,000	6,383,000
AMBAC Financial Group, Inc.	35,000	2,690,800
American International Group, Inc.	280,000	18,561,200
American Tower Corp. Class A (a)	100,000	1,812,000
Amgen, Inc. (a)	70,000	4,356,800
Amkor Technology, Inc. (a)	5,000	22,150
Amphenol Corp. Class A	30,000	1,179,900
Analog Devices, Inc.	75,000	2,691,750
Apartment Investment & Management Co. Class A	25,000	897,500
Apollo Group, Inc. Class A (a)	45,000	3,518,550
Applied Materials, Inc. (a)	20,000	318,000
Avnet, Inc. (a)	15,000	268,800
Bank of America Corp.	249,974	11,591,294
Baxter International, Inc.	310,000	10,465,600
BEA Systems, Inc. (a)	190,000	1,618,800
Bear Stearns Companies, Inc.	35,000	3,537,100
BearingPoint, Inc. (a)	70,000	552,300
Biogen Idec, Inc. (a)	30,200	1,961,792
BioMarin Pharmaceutical, Inc. (a)	150,000	907,500
BJ Services Co.	25,000	1,201,250
Blount International, Inc. (a)	35,000	628,250
Burlington Resources, Inc.	35,000	1,529,850
Cabot Microelectronics Corp. (a)	50,000	1,521,500
Capital One Financial Corp.	20,000	1,565,600
Career Education Corp. (a)	70,000	2,820,300
Celanese Corp. Class A	30,000	483,900
Centex Corp.	15,000	919,650
ChevronTexaco Corp.	60,000	3,264,000
Cintas Corp.	90,000	3,915,000
Cisco Systems, Inc. (a)	100,000	1,804,000
Citigroup, Inc.	25,000	1,226,250
Clear Channel Communications, Inc.	100,000	3,243,000
Clorox Co.	15,000	891,300
CMS Energy Corp. (a)	125,000	1,316,250
Colgate-Palmolive Co.	10,000	525,400
Computer Associates International, Inc.	1,793	48,752
Comverse Technology, Inc. (a)	80,000	1,788,000
ConocoPhillips	25,027	2,322,255
Covad Communications Group, Inc. (a)	1,125,000	1,901,250
Crown Holdings, Inc. (a)	50,000	674,500

	Shares	Value
Dade Behring Holdings, Inc. (a)	29,300	$ 1,674,495
Dell, Inc. (a)	105,000	4,384,800
Delta Air Lines, Inc. (a)	140,000	754,600
Dow Chemical Co.	100,000	4,970,000
E.I. du Pont de Nemours & Co.	170,000	8,085,200
Eastman Kodak Co.	60,000	1,985,400
eBay, Inc. (a)	10,000	815,000
Ecolab, Inc.	45,800	1,541,170
Emmis Communications Corp. Class A (a)	70,000	1,229,900
Encore Acquisition Co. (a)	20,000	746,000
ENSCO International, Inc.	35,000	1,198,050
Entergy Corp.	18,000	1,251,360
Expeditors International of Washington, Inc.	21,000	1,178,940
Exxon Mobil Corp.	160,000	8,256,000
Fannie Mae	50,000	3,229,000
First Marblehead Corp. (a)	11,700	752,661
Fluor Corp.	40,000	2,141,600
Foundry Networks, Inc. (a)	125,000	1,285,000
Fox Entertainment Group, Inc. Class A (a)	20,000	673,000
Freddie Mac	25,000	1,632,250
Freeport-McMoRan Copper & Gold, Inc. Class B	40,000	1,472,400
Freescale Semiconductor, Inc. Class A	170,000	2,907,000
Genentech, Inc. (a)	25,000	1,192,750
General Electric Co.	725,000	26,194,240
General Mills, Inc.	23,000	1,218,770
Gillette Co.	100,000	5,072,000
Grant Prideco, Inc. (a)	60,000	1,176,000
Guidant Corp.	30,000	2,174,700
Halliburton Co.	135,000	5,552,550
Hartford Financial Services Group, Inc.	25,000	1,682,250
Hewlett-Packard Co.	25,000	489,750
Hexcel Corp. (a)	40,000	589,200
Hilb Rogal & Hobbs Co.	30,000	1,066,800
Home Depot, Inc.	190,000	7,839,400
Honeywell International, Inc.	420,000	15,111,600
ImClone Systems, Inc. (a)	10,000	419,500
Intel Corp.	465,000	10,439,250
International Business Machines Corp.	50,000	4,671,000
Interstate Bakeries Corp. (a)	40,000	236,000
ITT Industries, Inc.	20,000	1,705,800
J.P. Morgan Chase & Co.	15,000	559,950
Jacobs Engineering Group, Inc. (a)	35,000	1,777,650
JCPenney Co., Inc.	23,000	982,560
Johnson & Johnson	195,000	12,616,500
Juniper Networks, Inc. (a)	145,000	3,643,850
KB Home	15,000	1,629,750
KLA-Tencor Corp. (a)	50,000	2,312,500
Lam Research Corp. (a)	80,000	2,140,800
Lamar Advertising Co. Class A (a)	103,000	4,426,940
Leap Wireless International, Inc. (a)	19,000	517,750
Lehman Brothers Holdings, Inc.	45,000	4,103,550
Common Stocks - continued
	Shares	Value
United States of America - continued
Lockheed Martin Corp.	65,000	$ 3,757,650
Lubrizol Corp.	20,000	720,600
Lyondell Chemical Co.	249,950	7,353,529
Masco Corp.	185,000	6,808,000
Massey Energy Co.	25,000	948,250
MasTec, Inc. (a)	180,000	1,600,200
MBNA Corp.	25,000	664,500
McDonald's Corp.	90,000	2,915,100
McKesson Corp.	85,000	2,931,650
MedImmune, Inc. (a)	75,000	1,774,125
Medtronic, Inc.	190,000	9,973,100
Merck & Co., Inc.	85,000	2,384,250
Merrill Lynch & Co., Inc.	95,000	5,706,650
MetLife, Inc.	60,000	2,385,000
Microsoft Corp.	860,000	22,600,800
Millennium Pharmaceuticals, Inc. (a)	55,000	506,550
Monsanto Co.	65,000	3,518,450
Morgan Stanley	59,000	3,301,640
Motorola, Inc.	87,500	1,377,250
Nalco Holding Co.	50,000	967,500
National Semiconductor Corp.	50,000	846,500
National-Oilwell, Inc. (a)	56,100	2,068,968
New York Community Bancorp, Inc.	25,000	445,750
Newmont Mining Corp.	50,000	2,079,500
News Corp. Class B	267,400	4,700,892
Nextel Communications, Inc. Class A (a)	115,000	3,299,350
Nordstrom, Inc.	30,000	1,447,500
Norfolk Southern Corp.	95,000	3,317,400
NTL, Inc. (a)	10,000	680,300
Nucor Corp.	25,000	1,404,000
Occidental Petroleum Corp.	30,000	1,751,400
Olin Corp.	60,000	1,336,200
Omnicom Group, Inc.	30,000	2,546,700
optionsXpress Holdings, Inc.	10,800	219,024
Oracle Corp. (a)	325,000	4,475,250
Owens-Illinois, Inc. (a)	105,000	2,385,600
PacifiCare Health Systems, Inc. (a)	20,000	1,230,600
Packaging Corp. of America	110,000	2,454,100
palmOne, Inc. (a)	36,100	934,088
PalmSource, Inc. (a)	22,000	227,480
PepsiCo, Inc.	70,000	3,759,000
PerkinElmer, Inc.	75,000	1,724,250
Pfizer, Inc.	390,001	9,422,424
PG&E Corp. (a)	45,000	1,575,000
Phelps Dodge Corp.	10,000	963,000
PMC-Sierra, Inc. (a)	93,200	958,096
Precision Castparts Corp.	15,000	1,054,500
Pride International, Inc. (a)	175,000	4,093,250
Procter & Gamble Co.	60,000	3,193,800
QUALCOMM, Inc.	44,000	1,638,560
Raytheon Co.	60,000	2,244,000
Robert Half International, Inc.	160,000	4,854,400

	Shares	Value
Rowan Companies, Inc.	10,000	$ 281,600
Safeway, Inc. (a)	95,000	1,790,750
Sapient Corp. (a)	56,100	442,068
SBC Communications, Inc.	200,000	4,752,000
Schering-Plough Corp.	325,000	6,032,000
Siebel Systems, Inc. (a)	150,000	1,306,500
Sierra Health Services, Inc. (a)	30,000	1,647,900
Smith International, Inc. (a)	25,000	1,480,000
Smurfit-Stone Container Corp. (a)	185,000	2,782,400
Solectron Corp. (a)	60,000	298,200
Sonic Automotive, Inc. Class A (sub. vtg.)	45,000	1,051,200
Southwest Airlines Co.	150,000	2,172,000
Sovereign Bancorp, Inc.	75,000	1,705,500
SpectraSite, Inc. (a)	15,000	879,000
SPX Corp.	2,000	83,800
St. Jude Medical, Inc. (a)	10,000	392,800
State Street Corp.	20,000	896,200
Sun Microsystems, Inc. (a)	100,000	436,000
Swift Transportation Co., Inc. (a)	65,000	1,449,500
Symantec Corp. (a)	105,000	2,451,750
Symbol Technologies, Inc.	150,000	2,745,000
Synthes, Inc.	22,220	2,545,409
Telewest Global, Inc. (a)	280,000	4,718,000
The Boeing Co.	66,000	3,339,600
The Pep Boys - Manny, Moe & Jack	35,000	602,700
Thermo Electron Corp. (a)	20,000	598,800
Time Warner, Inc. (a)	50,000	900,000
Toys 'R' Us, Inc. (a)	125,000	2,681,250
TradeStation Group, Inc. (a)	75,000	457,500
Transocean, Inc. (a)	50,000	2,200,000
TXU Corp.	400	27,680
Tyco International Ltd.	450,000	16,263,000
UAP Holding Corp.	40,000	600,000
Union Pacific Corp.	19,800	1,180,080
UnitedHealth Group, Inc.	100,000	8,890,000
Univision Communications, Inc. Class A (a)	3,000	81,930
Valero Energy Corp.	40,000	2,081,200
Varco International, Inc. (a)	100,000	3,061,000
Verizon Communications, Inc.	70,000	2,491,300
Viacom, Inc. Class B (non-vtg.)	145,046	5,416,018
W&T Offshore, Inc.	700	12,740
Wachovia Corp.	100,009	5,485,494
Wal-Mart Stores, Inc.	105,000	5,502,000
Walt Disney Co.	135,000	3,865,050
Washington Mutual, Inc.	20,000	807,000
Waters Corp. (a)	105,000	5,153,400
Weatherford International Ltd. (a)	69,999	3,798,846
WESCO International, Inc. (a)	20,000	675,800
Western Digital Corp. (a)	250,000	2,692,500
Wyeth	137,000	5,429,310
Common Stocks - continued
	Shares	Value
United States of America - continued
Xerox Corp. (a)	125,000	$ 1,985,000
Yahoo!, Inc. (a)	55,000	1,936,550
TOTAL UNITED STATES OF AMERICA		581,354,500
TOTAL COMMON STOCKS (Cost $956,403,149)		1,103,205,436
Convertible Preferred Stocks - 0.0%

United Kingdom - 0.0%
ITV PLC (a) (Cost $32,611)	58,481	40,753
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 2.31% (b)	20,283,852	20,283,852
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	13,131,255	13,131,255
TOTAL MONEY MARKET FUNDS (Cost $33,415,107)		33,415,107
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $989,850,867)	1,136,661,296
NET OTHER ASSETS - 0.1%	795,827
NET ASSETS - 100%	$ 1,137,457,123
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $994,007,310. Net unrealized appreciation aggregated $142,653,986, of which $174,336,118 related to appreciated investment securities and $31,682,132 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Capital Appreciation Fund

January 31, 2005

ECA-QTLY-0305

1.813014.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value
Belgium - 1.6%
Belgacom SA	48,589	$ 2,006,956
Fortis	187,600	5,061,519
TOTAL BELGIUM		7,068,475
Canada - 1.5%
Eldorado Gold Corp. (a)	1,115,900	3,003,188
Telesystem International Wireless, Inc. (a)	275,900	3,912,687
TOTAL CANADA		6,915,875
Denmark - 1.9%
Coloplast AS Series B	53,400	2,834,057
Novo Nordisk AS Series B	60,300	3,210,818
TDC AS	67,390	2,797,490
TOTAL DENMARK		8,842,365
Finland - 2.5%
F-Secure Oyj (a)	815,400	1,774,863
Kemira GrowHow Oyj	837,533	6,244,184
Nokia Corp. sponsored ADR	222,600	3,401,328
TOTAL FINLAND		11,420,375
France - 8.6%
Alcatel SA (RFD) (a)	118,200	1,692,624
BNP Paribas SA	66,300	4,783,093
France Telecom SA	85,072	2,667,858
Michelin SA (Compagnie Generale des Etablissements) Series B	101,400	6,559,337
Pernod-Ricard	25,239	3,572,561
Renault SA	24,900	2,034,907
Rhodia SA (a)	1,428,900	3,240,625
Total SA sponsored ADR	137,500	14,788,125
TOTAL FRANCE		39,339,130
Germany - 8.4%
Adidas-Salomon AG	16,600	2,484,945
BASF AG	61,600	4,226,376
Bayer AG	179,500	6,070,690
Bilfinger & Berger Bau AG	110,800	5,040,144
DAB Bank AG (a)	344,469	2,577,150
Deutsche Boerse AG	78,910	4,906,007
Deutsche Telekom AG (Reg.) (a)	137,400	2,971,962
E.ON AG	51,900	4,639,341
Linde AG	84,600	5,367,829
TOTAL GERMANY		38,284,444
Greece - 2.8%
Alpha Bank AE	141,700	4,779,823
Hellenic Petroleum SA	711,150	8,008,528
TOTAL GREECE		12,788,351
Ireland - 0.6%
C&C Group PLC	626,200	2,644,453

	Shares	Value
Israel - 0.6%
Emblaze Ltd. (a)	770,300	$ 2,654,933
Italy - 7.9%
Banca Fideuram Spa	416,900	2,270,273
Banca Intesa Spa	909,303	4,221,631
Bulgari Spa	539,100	6,634,543
e.Biscom Spa (a)	259,380	12,559,519
ENI Spa	323,681	7,910,764
Mediolanum Spa	299,300	2,214,641
TOTAL ITALY		35,811,371
Luxembourg - 1.4%
Millicom International Cellular SA unit (a)	299,400	6,210,818
Netherlands - 6.2%
Aegon NV	340,900	4,621,022
Akzo Nobel NV sponsored ADR	65,900	2,746,053
Completel Europe NV (a)	68,882	2,958,277
ING Groep NV (Certificaten Van Aandelen)	186,598	5,385,218
Koninklijke Philips Electronics NV (NY Shares)	115,200	3,004,416
Royal Dutch Petroleum Co. (Hague Registry)	165,600	9,682,632
TOTAL NETHERLANDS		28,397,618
Norway - 3.6%
TANDBERG Television ASA (a)	1,601,100	16,478,563
Poland - 0.4%
Polski Koncern Naftowy Orlen SA	159,500	1,943,999
Portugal - 0.4%
PT Multimedia SGPS SA	61,200	1,597,755
Russia - 1.0%
Mobile TeleSystems OJSC sponsored ADR	130,400	4,691,792
South Africa - 0.8%
Steinhoff International Holdings Ltd.	1,602,900	3,542,690
Spain - 4.0%
Banco Bilbao Vizcaya Argentaria SA	396,100	6,682,207
Banco Santander Central Hispano SA	335,500	3,968,965
Telefonica SA sponsored ADR	139,100	7,582,341
TOTAL SPAIN		18,233,513
Sweden - 1.4%
Modern Times Group AB (MTG) (B Shares) (a)	59,200	1,575,302
Skandia Foersaekrings AB	884,700	4,581,774
TOTAL SWEDEN		6,157,076
Switzerland - 11.3%
ABB Ltd. (Reg.) (a)	651,048	3,581,188
Actelion Ltd. (Reg.) (a)	35,176	3,337,275
Baloise Holdings AG (Reg.)	64,256	3,023,780
Compagnie Financiere Richemont unit	114,553	3,584,147
Common Stocks - continued
	Shares	Value
Switzerland - continued
Credit Suisse Group (Reg.)	133,712	$ 5,392,605
Julius Baer Holding AG (Bearer)	23,604	8,253,806
Phonak Holding AG	113,875	3,831,111
Roche Holding AG (participation certificate)	68,077	7,248,874
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	2,596	1,835,181
Swiss Life Holding (a)	15,057	2,260,545
Syngenta AG (Switzerland)	22,252	2,393,735
UBS AG (NY Shares)	84,300	6,860,334
TOTAL SWITZERLAND		51,602,581
Turkey - 6.9%
Akenerji Elektrik Uretimi Otoproduktor Grubu AS (a)	781,318	4,183,020
Petkim Petrokimya Holding AS (a)	382,545	2,420,446
Petrol Ofisi AS (a)	614,078	2,482,981
Turk Hava Yollari AO (a)	388,000	2,178,959
Turkcell Iletisim Hizmet AS sponsored ADR	779,553	13,969,590
Turkiye Garanti Bankasi AS	1,016,497	4,072,078
Yapi ve Kredi Bankasi AS (a)	524,000	2,118,757
TOTAL TURKEY		31,425,831
United Kingdom - 18.8%
Amlin PLC	1,962,000	5,801,512
Axis Shield PLC (a)	385,175	1,857,123
BAE Systems PLC	648,200	2,997,113
BP PLC sponsored ADR	287,400	17,134,788
BT Group PLC	1,700,700	6,736,472
Chaucer Holdings PLC	2,450,500	2,469,170
Easynet Group PLC (a)	818,400	1,603,030
HSBC Holdings PLC sponsored ADR	40,600	3,371,018
Imperial Chemical Industries PLC	609,400	2,711,830
Invensys PLC (a)	6,801,710	2,498,016
ITV PLC	2,820,559	6,202,041
Maiden Group PLC	175,500	735,444
Next PLC	61,300	1,813,758
Royal Bank of Scotland Group PLC	145,100	4,812,484
Shell Transport & Trading Co. PLC ADR	119,800	6,323,044
Standard Chartered PLC	191,200	3,511,034
Ted Baker PLC	461,475	4,410,896
Vodafone Group PLC	3,058,100	7,944,943
William Hill PLC	264,253	2,889,114
TOTAL UNITED KINGDOM		85,822,830
United States of America - 0.5%
Telewest Global, Inc. (a)	143,161	2,412,263
TOTAL COMMON STOCKS (Cost $368,414,473)		424,287,101
Nonconvertible Preferred Stocks - 0.4%
	Shares	Value
Germany - 0.4%
Porsche AG (non-vtg.) (Cost $1,571,623)	2,832	$ 1,844,950
Money Market Funds - 13.2%

Fidelity Cash Central Fund, 2.31% (b)	20,245,649	20,245,649
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	39,676,526	39,676,526
TOTAL MONEY MARKET FUNDS (Cost $59,922,175)		59,922,175
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $429,908,271)	486,054,226
NET OTHER ASSETS - (6.7)%	(30,446,057)
NET ASSETS - 100%	$ 455,608,169
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $430,034,138. Net unrealized appreciation aggregated $56,020,088, of which $61,585,115 related to appreciated investment securities and $5,565,027 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global Balanced Fund

January 31, 2005

GBL-QTLY-0305

1.813033.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 64.6%
	Shares	Value
Australia - 0.5%
Aristocrat Leisure Ltd.	31	$ 263
BHP Billiton Ltd.	19,134	244,150
Downer EDI Ltd.	43,300	171,759
Macquarie Airports Fund unit	128,053	343,263
Newcrest Mining Ltd.	80	1,056
TOTAL AUSTRALIA		760,491
Austria - 0.0%
Bank Austria Creditanstalt AG	800	69,497
Belgium - 0.2%
Belgacom SA	3,400	140,436
Mobistar SA (a)	2,100	185,441
Solvay SA	800	85,764
TOTAL BELGIUM		411,641
Bermuda - 0.2%
Willis Group Holdings Ltd.	8,800	340,384
Brazil - 0.0%
Uniao de Bancos Brasileiros SA (Unibanco) GDR	1,650	50,804
Canada - 2.3%
Alcan, Inc.	700	27,914
Bro-X Minerals Ltd. (a)	600	0
EnCana Corp.	16,300	963,513
Newmont Mining Corp. of Canada Ltd. (exchangeable shares)	400	16,647
Novelis, Inc.	140	3,121
Research In Motion Ltd. (a)	18,900	1,345,029
Talisman Energy, Inc.	47,010	1,401,531
TOTAL CANADA		3,757,755
Cayman Islands - 0.0%
Foxconn International Holdings Ltd. (a)	48,000	23,877
China - 0.0%
Beijing Media Corp. Ltd. (H Shares)	14,000	38,680
Denmark - 0.5%
Coloplast AS Series B	2,800	148,602
Danske Bank AS	4,700	137,274
GN Store Nordic AS	14,900	160,504
Novo Nordisk AS Series B	3,950	210,327
Novozymes AS Series B	2,400	114,762
TOTAL DENMARK		771,469
Egypt - 0.2%
Orascom Telecom SAE GDR (a)	11,000	344,300
Estonia - 0.1%
Hansabank SA	11,300	147,431
Finland - 0.4%
Fortum Oyj	9,400	167,852

	Shares	Value
Nokia Corp. sponsored ADR	24,600	$ 375,888
Nokian Tyres Ltd.	560	80,472
TOTAL FINLAND		624,212
France - 2.0%
Accor SA	4,100	179,343
BNP Paribas SA	5,100	367,930
Clarins SA	1,440	87,839
CNP Assurances	1,900	135,710
France Telecom SA	1,700	53,312
JC Decaux SA (a)	8,600	229,902
NRJ Group	3,300	79,228
Orpea (a)	4,934	191,257
Pernod-Ricard	665	94,130
Sanofi-Aventis	5,100	379,644
Thomson SA	7,500	190,231
Total SA:
Series B	2,851	613,250
sponsored ADR	3,800	408,690
Vivendi Universal SA sponsored ADR (a)	7,200	227,808
TOTAL FRANCE		3,238,274
Germany - 1.6%
Adidas-Salomon AG	470	70,357
Allianz AG:
(Reg.)	400	47,418
sponsored ADR	7,500	88,950
BASF AG	3,200	219,552
Bayer AG	4,800	162,336
Bijou Brigitte Modische Accessoires AG	600	90,599
Continental AG	1,363	94,600
DAB Bank AG (a)	11,500	86,037
Deutsche Telekom AG (Reg.) (a)	18,500	400,155
E.ON AG	2,800	250,292
ESCADA AG (a)	3,500	88,042
Fielmann AG	2,104	148,087
HeidelbergCement AG	1,600	107,609
Hypo Real Estate Holding AG (a)	1,500	59,415
K&S AG	1,200	60,139
Lanxess AG (a)	480	9,284
Pfleiderer AG (a)	10,390	134,611
RWE AG	3,436	198,083
SAP AG sponsored ADR	2,800	108,416
Siemens AG (Reg.)	1,900	150,879
TOTAL GERMANY		2,574,861
Greece - 0.2%
Cosmote Mobile Telecommunications SA	4,400	83,386
Greek Organization of Football Prognostics SA	9,050	242,285
TOTAL GREECE		325,671
Hong Kong - 0.9%
Cheung Kong Holdings Ltd.	31,000	284,172
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Esprit Holdings Ltd.	70,000	$ 404,751
Hong Kong & China Gas Co. Ltd.	67,000	139,157
Orient Overseas International Ltd.	56,000	210,363
Paul Y-ITC Construction Holdings Ltd.	421,900	137,932
Shun Tak Holdings Ltd.	412,000	377,674
TOTAL HONG KONG		1,554,049
Ireland - 0.6%
Allied Irish Banks PLC	10,300	204,970
C&C Group PLC	38,900	164,275
DEPFA BANK PLC	6,470	114,267
IAWS Group PLC (Ireland)	15,100	239,128
Paddy Power PLC	16,136	246,070
Ryanair Holdings PLC sponsored ADR (a)	1,100	51,513
TOTAL IRELAND		1,020,223
Italy - 0.6%
Banca Intesa Spa	33,100	153,674
Banche Popolari Unite Scarl	6,300	128,632
Bulgari Spa	13,300	163,679
El.En. Group Spa	2,200	52,945
ENI Spa	5,500	134,420
ENI Spa sponsored ADR	2,000	244,400
Geox Spa	6,900	51,110
Telecom Italia Spa	27,700	109,757
TOTAL ITALY		1,038,617
Japan - 11.4%
Aeon Co. Ltd.	17,100	287,131
Aisin Seiki Co. Ltd.	9,500	224,608
Ajinomoto Co., Inc.	26,000	314,635
Asahi Glass Co. Ltd.	36,000	379,368
Bridgestone Corp.	12,000	235,657
Canon, Inc.	2,900	152,482
D&M Holdings, Inc. (a)	25,000	60,072
Daiwa House Industry Co. Ltd.	24,000	277,230
Daiwa Securities Group, Inc.	41,000	277,752
East Japan Railway Co.	58	312,878
Fujitsu Ltd.	60,000	348,565
H.I.S. Co. Ltd.	6,100	133,037
Hitachi Cable Ltd.	12,000	54,774
Hitachi Software Engineerng Co. Ltd.	8,900	171,086
Hokuto Corp.	100	1,768
Honda Motor Co. Ltd.	8,700	456,750
Ito Yokado Ltd.	5,100	204,246
Itochushokuhin Co. Ltd.	4,500	191,074
Japan Radio Co. Ltd. (a)	15,000	57,322
Kadokawa Holdings, Inc.	5,200	196,207
Kamigumi Co. Ltd.	17,000	138,953
Kaneka Corp. (a)	14,000	155,908
KDDI Corp.	37	188,883
Keio Electric Railway Co. Ltd.	14,000	83,223

	Shares	Value
KOEI Co. Ltd.	3,900	$ 96,724
Konica Minolta Holdings, Inc.	43,500	545,718
Kose Corp.	6,700	270,910
Kuraray Co. Ltd.	35,000	322,220
Mars Engineering Corp.	2,300	86,118
Matsushita Electric Industrial Co. Ltd.	13,000	193,960
Millea Holdings, Inc.	6	82,799
Minebea Co. Ltd.	25,000	108,806
Mitsui & Co. Ltd.	37,000	343,131
Mitsui Fudosan Co. Ltd.	26,000	323,165
Mizuho Financial Group, Inc.	242	1,165,337
Net One Systems Co. Ltd.	29	113,901
Nidec Copal Corp.	3,600	53,118
Nippon Electric Glass Co. Ltd. New (a)	2,000	26,249
Nippon Oil Corp.	47,000	322,027
Nippon Steel Corp.	91,000	221,298
Nishi-Nippon City Bank Ltd.	7,000	27,966
Nissen Co. Ltd.	3,700	47,596
Nitto Denko Corp.	8,400	446,649
NOK Corp.	8,100	232,154
Parco Co. Ltd.	13,000	81,544
Renown D'urban Holdings, Inc. (a)	4,700	51,071
Ricoh Co. Ltd.	22,000	388,304
Sega Sammy Holdings, Inc. (a)	6,600	424,820
Seiyu Ltd. (a)	133,000	304,183
SKY Perfect Communications, Inc.	147	131,218
SMC Corp.	1,500	175,151
Softbank Corp.	3,500	165,501
Sony Corp.	12,100	447,942
Stanley Electric Co. Ltd.	12,300	187,660
Sumitomo Corp.	21,000	179,957
Sumitomo Electric Industries Ltd.	21,000	229,404
Sumitomo Forestry Co. Ltd.	25,000	253,317
Sumitomo Mitsui Financial Group, Inc.	54	378,326
Sumitomo Rubber Industries Ltd.	32,000	304,174
T&D Holdings, Inc.	8,300	389,269
Takara Holdings, Inc.	32,000	273,602
Takeda Pharamaceutical Co. Ltd.	6,600	313,361
Takefuji Corp.	4,820	337,691
Tokyo Electric Power Co.	15,600	371,841
TonenGeneral Sekiyu KK	88,000	816,946
Toyota Motor Corp.	39,400	1,540,343
Uniden Corp.	8,000	153,399
USS Co. Ltd.	1,290	106,686
Victor Co. of Japan Ltd.	21,000	178,741
Xebio Co. Ltd.	300	8,830
Yamanouchi Pharmaceutical Co. Ltd.	5,600	203,735
Yamato Transport Co. Ltd.	23,000	344,251
Yokogawa Electric Corp.	9,000	118,900
York-Benimaru Co. Ltd.	3,600	111,518
TOTAL JAPAN		18,905,140
Common Stocks - continued
	Shares	Value
Korea (South) - 0.2%
Hana Bank	6,290	$ 166,978
S-Oil Corp.	2,490	160,097
TOTAL KOREA (SOUTH)		327,075
Luxembourg - 0.1%
Millicom International Cellular SA (a)	4,100	87,699
Netherlands - 0.8%
ASML Holding NV (NY Shares) (a)	7,500	123,225
EADS NV	5,400	165,050
ING Groep NV (Certificaten Van Aandelen)	5,400	155,844
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	3,370	129,050
Koninklijke Philips Electronics NV	2,600	67,808
Royal Dutch Petroleum Co. (NY Shares)	7,300	426,831
Trader Classified Media NV (A Shares)	7,900	107,602
Unilever NV (NY Shares)	1,110	72,494
TOTAL NETHERLANDS		1,247,904
Norway - 0.3%
ABG Sundal Collier ASA	128,300	135,071
Norsk Hydro ASA sponsored ADR	1,700	130,322
TANDBERG Television ASA (a)	23,400	240,833
TOTAL NORWAY		506,226
Panama - 0.2%
Carnival Corp. unit	5,700	328,320
Poland - 0.0%
Powszechna Kasa Oszczednosci Bank SA	8,900	75,646
Portugal - 0.1%
Impresa SGPS (a)	10,100	77,670
Media Capital SGPS SA	20,600	145,527
TOTAL PORTUGAL		223,197
South Africa - 0.3%
African Bank Investments Ltd.	29,500	82,669
Edgars Consolidated Stores Ltd.	1,900	94,921
Massmart Holdings Ltd.	11,700	81,578
MTN Group Ltd.	22,050	165,476
Nedcor Ltd.	7,400	89,862
TOTAL SOUTH AFRICA		514,506
Spain - 1.0%
Actividades de Construccion y Servicios SA (ACS)	6,000	150,386
Antena 3 Television SA (a)	2,300	176,122
Banco Bilbao Vizcaya Argentaria SA	15,800	266,546
Banco Espanol de Credito SA (Reg.)	8,000	120,330
Banco Popular Espanol SA (Reg.)	1,300	86,246
Banco Santander Central Hispano SA	27,800	328,874

	Shares	Value
Gestevision Telecinco SA	1,608	$ 34,791
Telefonica SA sponsored ADR	8,500	463,335
TOTAL SPAIN		1,626,630
Sweden - 0.3%
Gambro AB (A Shares)	10,000	146,640
Skandia Foersaekrings AB	25,800	133,616
Skandinaviska Enskilda Banken AB (A Shares)	3,900	69,465
Telefonaktiebolaget LM Ericsson ADR (a)	3,400	99,722
TOTAL SWEDEN		449,443
Switzerland - 2.0%
Compagnie Financiere Richemont unit	11,340	354,807
Credit Suisse Group sponsored ADR	7,000	282,310
Micronas Semiconductor Holding AG (a)	1,800	80,996
Nestle SA:
ADR	2,400	157,920
(Reg.)	1,727	453,193
Nobel Biocare Holding AG (Switzerland)	660	115,741
Novartis AG (Reg.)	13,120	628,186
Phonak Holding AG	2,723	91,610
Roche Holding AG (participation certificate)	4,270	454,672
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	343	242,476
UBS AG (NY Shares)	4,700	382,486
TOTAL SWITZERLAND		3,244,397
Taiwan - 0.2%
Far EasTone Telecommunications Co. Ltd.	188,000	215,278
Formosa Chemicals & Fibre Corp.	109,000	200,047
TOTAL TAIWAN		415,325
Thailand - 0.0%
Advanced Info Service PCL (For. Reg.)	23,100	63,518
United Kingdom - 6.3%
AstraZeneca PLC (United Kingdom)	5,500	206,800
BAE Systems PLC	41,310	191,007
Barclays PLC	10,100	111,479
BG Group PLC	23,700	161,473
Blacks Leisure Group PLC	16,900	148,325
Body Shop International PLC	29,600	101,184
BP PLC sponsored ADR	17,600	1,049,312
Brambles Industries PLC	22,600	116,840
British Airways PLC (a)	27,100	136,178
British Land Co. PLC	11,900	192,971
Brown & Jackson PLC (a)	120,600	111,298
Caffe Nero Group PLC (a)	108,100	251,440
Capital Radio PLC	10,600	84,947
Corin Group PLC	18,302	104,961
Diageo PLC	19,300	264,941
Domino's Pizza UK & IRL PLC	13,664	57,260
Enterprise Inns PLC	8,700	122,154
Flomerics Group PLC	10,000	12,430
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Gallaher Group PLC	6,200	$ 91,125
GlaxoSmithKline PLC	10,400	231,764
GWR Group PLC	9,100	43,190
HBOS PLC	6,900	110,007
Hilton Group PLC	26,000	144,702
HSBC Holdings PLC (United Kingdom) (Reg.)	55,147	915,771
Intertek Group PLC	9,900	136,113
Inventive Leisure PLC	71,200	113,983
ITE Group PLC	50,500	79,894
ITV PLC	73,600	161,837
Jessops PLC	38,100	110,148
Kesa Electricals PLC	24,200	145,623
Lloyds TSB Group PLC	39,300	367,312
Man Group PLC	4,800	122,948
Moss Brothers Group PLC	54,200	126,069
Next PLC	5,300	156,818
Peacock Group PLC	10,429	53,033
Reckitt Benckiser PLC	5,939	176,396
Reed Elsevier PLC	10,700	97,235
Regent Inns PLC (a)	77,300	125,205
Reuters Group PLC	20,500	153,763
Royal Bank of Scotland Group PLC	11,572	383,805
Schroder Venture International Investment Trust PLC (a)	5,400	56,751
Schroders PLC	10,300	145,299
Shell Transport & Trading Co. PLC (Reg.)	52,600	462,705
Shire Pharmaceuticals Group PLC	10,400	121,333
Signet Group PLC	43,300	90,522
SkyePharma PLC (a)	63,100	76,653
St. James's Place Capital PLC	20,800	87,066
Standard Chartered PLC	10,500	192,813
Taylor Nelson Sofres PLC	13,100	55,513
Ted Baker PLC	13,600	129,992
Tesco PLC	24,200	140,495
Trinity Mirror PLC	9,400	120,387
Unilever PLC	6,750	64,631
Urbium PLC	16,000	191,353
Vodafone Group PLC sponsored ADR	27,200	706,656
Wolseley PLC	7,900	163,444
Woolworths Group PLC	84,300	78,591
Yell Group PLC	12,200	105,122
TOTAL UNITED KINGDOM		10,461,067
United States of America - 31.1%
Alberto-Culver Co.	7,900	428,575
Altria Group, Inc.	27,200	1,736,176
AMBAC Financial Group, Inc.	1,700	130,696
American Express Co.	9,100	485,485
American International Group, Inc.	14,987	993,488
Analog Devices, Inc.	12,900	462,981
Apollo Group, Inc. Class A (a)	1,500	117,285
Apple Computer, Inc. (a)	6,700	515,230

	Shares	Value
Aspect Medical Systems, Inc. (a)	10,000	$ 225,400
Asset Acceptance Capital Corp.	9,200	188,416
Atmel Corp. (a)	49,300	150,858
Bank of America Corp.	27,200	1,261,264
Baxter International, Inc.	15,400	519,904
Biogen Idec, Inc. (a)	6,000	389,760
BioMarin Pharmaceutical, Inc. (a)	37,000	223,850
Blue Nile, Inc.	8,500	238,000
Buffalo Wild Wings, Inc. (a)	13,700	554,713
Capital One Financial Corp.	3,400	266,152
Central European Distribution Corp. (a)	4,400	144,540
Cephalon, Inc. (a)	5,600	275,520
Covad Communications Group, Inc. (a)	33,300	56,277
Crown Castle International Corp. (a)	13,800	226,320
CVS Corp.	10,700	495,945
Dade Behring Holdings, Inc. (a)	2,300	131,445
Dell, Inc. (a)	17,700	739,152
Dominion Resources, Inc.	6,200	430,156
Dow Chemical Co.	5,600	278,320
East West Bancorp, Inc.	6,800	264,792
eBay, Inc. (a)	8,590	700,085
EMC Corp. (a)	41,500	543,650
Equity Lifestyle Properties, Inc.	4,600	157,688
Exelon Corp.	12,600	557,550
Exxon Mobil Corp.	27,300	1,408,680
FedEx Corp.	6,000	573,900
First Marblehead Corp. (a)	4,100	263,753
Fluor Corp.	5,000	267,700
Friedman, Billings, Ramsey Group, Inc. Class A	13,800	271,584
Genentech, Inc. (a)	6,500	310,115
General Electric Co.	52,100	1,882,373
General Growth Properties, Inc.	12,740	404,750
Gillette Co.	9,600	486,912
Golden West Financial Corp., Delaware	9,600	620,352
Goldman Sachs Group, Inc.	3,200	345,120
Google, Inc. Class A (sub. vtg.)	3,600	704,268
Halliburton Co.	13,900	571,707
Harley-Davidson, Inc.	2,700	162,297
Honeywell International, Inc.	13,800	496,524
Intel Corp.	65,600	1,472,720
Interface, Inc. Class A (a)	18,100	170,683
JCPenney Co., Inc.	23,700	1,012,464
Johnson & Johnson	17,700	1,145,190
Juniper Networks, Inc. (a)	15,000	376,950
KB Home	5,800	630,170
Lamar Advertising Co. Class A (a)	7,000	300,860
Lehman Brothers Holdings, Inc.	4,100	373,879
Lockheed Martin Corp.	4,100	237,021
Lyondell Chemical Co.	10,800	317,736
Medtronic, Inc.	11,000	577,390
Merrill Lynch & Co., Inc.	9,200	552,644
MGIC Investment Corp.	1,700	108,630
Microsoft Corp.	56,900	1,495,332
Common Stocks - continued
	Shares	Value
United States of America - continued
Monsanto Co.	7,600	$ 411,388
Morgan Stanley	11,440	640,182
National Semiconductor Corp.	5,200	88,036
Nextel Communications, Inc. Class A (a)	12,500	358,625
Norfolk Southern Corp.	14,700	513,324
Nucor Corp.	4,600	258,336
PepsiCo, Inc.	13,890	745,893
Pfizer, Inc.	14,900	359,984
Praxair, Inc.	7,700	332,255
Procter & Gamble Co.	14,200	755,866
Prudential Financial, Inc.	3,400	183,294
QUALCOMM, Inc.	15,200	566,048
Raytheon Co.	5,900	220,660
Robert Half International, Inc.	7,700	233,618
Saks, Inc.	16,000	227,680
Starbucks Corp. (a)	9,800	529,200
Symantec Corp. (a)	49,100	1,146,485
Symbol Technologies, Inc.	13,800	252,540
Synthes, Inc.	1,020	116,846
Telewest Global, Inc. (a)	367,762	6,196,790
The Boeing Co.	5,200	263,120
The Coca-Cola Co.	4,400	182,556
Toll Brothers, Inc. (a)	5,000	390,350
Transocean, Inc. (a)	5,900	259,600
Tyco International Ltd.	17,600	636,064
United Natural Foods, Inc. (a)	7,800	246,558
UnitedHealth Group, Inc.	8,200	728,980
Valero Energy Corp.	10,000	520,300
Wachovia Corp.	16,000	877,600
Walt Disney Co.	11,600	332,108
WebMD Corp. (a)	24,000	181,200
Wm. Wrigley Jr. Co.	7,300	513,847
XM Satellite Radio Holdings, Inc. Class A (a)	6,800	216,988
Yahoo!, Inc. (a)	22,000	774,620
TOTAL UNITED STATES OF AMERICA		51,692,318
TOTAL COMMON STOCKS (Cost $87,362,009)		107,260,647
Nonconvertible Preferred Stocks - 0.1%

Germany - 0.1%
Fresenius Medical Care AG (Cost $140,489)	3,600	209,274
Government Obligations - 18.9%
		Principal Amount (c)
Germany - 4.2%
German Federal Republic 4.5% 8/18/06	EUR	5,125,000	6,897,023

		Principal Amount (c)	Value
Italy - 0.7%
Italian Republic 4.25% 8/1/14	EUR	900,000	$ 1,236,757
Japan - 7.5%
Japan Government:
0.1% 8/20/05	JPY	466,000,000	4,499,278
3% 9/20/05	JPY	810,000,000	7,963,443
TOTAL JAPAN			12,462,721
Norway - 0.9%
Norway Kingdom of 6.75% 1/15/07	NOK	8,500,000	1,445,928
United Kingdom - 0.8%
United Kingdom, Great Britain & Northern Ireland 8.5% 12/7/05	GBP	675,000	1,313,215
United States of America - 4.8%
U.S. Treasury Notes:
2.5% 5/31/06		$ 3,950,000	3,920,221
3.375% 12/15/08		4,000,000	3,973,436
TOTAL UNITED STATES OF AMERICA			7,893,657
TOTAL GOVERNMENT OBLIGATIONS (Cost $28,633,316)			31,249,301
Money Market Funds - 15.6%
Shares
Fidelity Cash Central Fund, 2.31% (b) (Cost $25,854,934)	25,854,934	25,854,934
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $141,990,748)	164,574,156
NET OTHER ASSETS - 0.8%	1,395,189
NET ASSETS - 100%	$ 165,969,345
Currency Abbreviations
EUR - European Monetary Unit
GBP - British Pound
JPY - Japenese yen
NOK - Norwegian krone
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Principal amount is stated in United States dollars unless otherwise noted.
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $142,076,212. Net unrealized appreciation aggregated $22,497,944, of which $23,819,560 related to appreciated investment securities and $1,321,616 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® China Region Fund

January 31, 2005

HKC-QTLY-0305

1.813032.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.8%
Tong Yang Industry Co. Ltd.	1,866,736	$ 2,693,956
Automobiles - 1.5%
Hyundai Motor Co.	87,560	4,964,434
Distributors - 0.1%
Integrated Distribution Services Group Ltd. (IDS)	494,000	305,589
Hotels, Restaurants & Leisure - 2.7%
Cafe de Coral Holdings Ltd.	4,260,000	4,724,322
Hong Kong & Shanghai Hotels Ltd.	2,201,000	1,848,311
Shangri-La Asia Ltd.	1,580,000	2,147,221
		8,719,854
Household Durables - 1.6%
Basso Industry Corp. Ltd.	381,000	842,682
Merry Electronics Co. Ltd.	1,704,988	3,851,267
Skyworth Digital Holdings Ltd.	4,622,275	687,428
		5,381,377
Specialty Retail - 3.1%
Esprit Holdings Ltd.	1,746,000	10,095,656
Textiles, Apparel & Luxury Goods - 1.0%
Li Ning Co. Ltd.	3,598,000	1,695,244
Yue Yuen Industrial Holdings Ltd.	565,500	1,475,403
		3,170,647
TOTAL CONSUMER DISCRETIONARY		35,331,513
CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 2.5%
Convenience Retail Asia Ltd.	2,306,200	827,883
Dairy Farm International Holdings Ltd.	2,883,600	6,689,952
Wumart Stores, Inc. (H Shares) (a)	326,000	518,266
		8,036,101
Food Products - 0.3%
China Mengniu Dairy Co. Ltd.	1,454,000	1,071,880
TOTAL CONSUMER STAPLES		9,107,981
ENERGY - 5.3%
Oil & Gas - 5.3%
China Petroleum & Chemical Corp. (H Shares)	10,278,000	4,126,617
CNOOC Ltd.	5,151,500	2,758,113
PetroChina Co. Ltd. (H Shares)	16,476,000	9,243,036
S-Oil Corp.	12,770	821,062
Sinopec Zhenhai Refining & Chemical Co. Ltd. (H Shares)	388,000	397,956
		17,346,784
FINANCIALS - 46.1%
Commercial Banks - 25.5%
BOC Hong Kong Holdings Ltd.	3,891,500	7,159,500

	Shares	Value
Chinatrust Financial Holding Co.	7,075,332	$ 7,924,372
Dah Sing Banking Group Ltd.	1,034,080	1,968,767
Hang Seng Bank Ltd.	83,200	1,125,355
HSBC Holdings PLC (Hong Kong) (Reg.)	2,364,852	39,270,731
Mega Financial Holding Co. Ltd.	4,313,000	2,855,037
Standard Chartered PLC	493,671	9,065,355
Taishin Financial Holdings Co. Ltd.	5,658,713	5,095,061
Wing Hang Bank Ltd.	843,500	5,385,527
Wing Lung Bank Ltd.	461,600	3,240,139
		83,089,844
Diversified Financial Services - 4.2%
First Pacific Co. Ltd. (a)	15,504,000	4,571,780
Fubon Financial Holding Co. Ltd.	3,519,000	3,510,720
Guoco Group Ltd.	86,366	871,981
Jardine Matheson Holdings Ltd.	281,600	4,618,240
		13,572,721
Insurance - 3.1%
AXA Asia Pacific Holdings Ltd.	399,750	1,294,572
Cathay Financial Holding Co. Ltd.	2,373,000	4,652,941
China Life Insurance Co. Ltd. (H Shares) (a)	6,294,000	4,196,081
		10,143,594
Real Estate - 13.3%
Cheung Kong Holdings Ltd.	1,503,000	13,777,765
Fortune Real Estate Investment Trust	1,179,000	997,635
Henderson Land Development Co. Ltd.	942,000	4,468,547
Hong Kong Land Holdings Ltd.	775,000	1,829,000
Hysan Development Co. Ltd.	979,000	1,870,177
Shun Tak Holdings Ltd.	1,837,000	1,683,949
Sun Hung Kai Properties Ltd.	1,132,021	10,485,909
Swire Pacific Ltd. (A Shares)	557,500	4,377,889
Wharf Holdings Ltd.	1,238,685	4,001,982
		43,492,853
TOTAL FINANCIALS		150,299,012
INDUSTRIALS - 8.1%
Electrical Equipment - 0.8%
Cheng Uei Precision Industries Co. Ltd.	146,000	327,498
Johnson Electric Holdings Ltd.	2,388,500	2,281,368
		2,608,866
Industrial Conglomerates - 3.6%
Hutchison Whampoa Ltd.	1,304,500	11,874,523
Machinery - 1.1%
Jenn Feng Industrial Co. Ltd.	1,062,000	1,266,071
Weichai Power Co. Ltd. (H Shares)	718,000	2,250,697
		3,516,768
Transportation Infrastructure - 2.6%
Cosco Pacific Ltd.	1,942,000	4,045,911
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - continued
Hopewell Holdings Ltd.	1,021,000	$ 2,578,729
Jiangsu Expressway Co. Ltd. (H Shares)	3,860,000	1,719,713
		8,344,353
TOTAL INDUSTRIALS		26,344,510
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 0.6%
ZTE Corp. (H Shares)	572,000	1,840,702
Computers & Peripherals - 3.9%
ASUSTeK Computer, Inc.	2,581,100	6,963,909
High Tech Computer Corp.	497,200	2,511,347
Quanta Computer, Inc.	559,329	930,022
Solomon Systech Ltd.	8,516,000	2,320,109
		12,725,387
Electronic Equipment & Instruments - 3.8%
AU Optronics Corp.	978,150	1,482,185
Hon Hai Precision Industries Co. Ltd.	1,588,655	6,977,622
Kingboard Chemical Holdings Ltd.	1,663,500	3,721,620
Kingboard Chemical Holdings Ltd. warrants 12/31/06 (a)	119,800	57,597
		12,239,024
Semiconductors & Semiconductor Equipment - 2.3%
Sunplus Technology Co. Ltd.	214,500	299,459
Taiwan Semiconductor Manufacturing Co. Ltd.	4,487,797	7,321,269
		7,620,728
Software - 0.1%
GOME Electrical Appliances Holdings Ltd. (a)	315,000	306,929
TOTAL INFORMATION TECHNOLOGY		34,732,770
MATERIALS - 3.3%
Chemicals - 1.4%
Formosa Chemicals & Fibre Corp.	1,589,000	2,916,282
Formosa Plastics Corp.	1,042,260	1,814,759
		4,731,041
Metals & Mining - 1.9%
China Steel Corp.	2,674,945	2,987,546
Yanzhou Coal Mining Co. Ltd. (H Shares) (a)	2,250,000	3,187,561
		6,175,107
TOTAL MATERIALS		10,906,148

	Shares	Value
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 2.1%
China Telecom Corp. Ltd. (H Shares)	11,646,000	$ 4,347,452
PCCW Ltd.	4,469,400	2,521,248
		6,868,700
Wireless Telecommunication Services - 2.5%
Far EasTone Telecommunications Co. Ltd.	5,619,685	6,435,090
Taiwan Cellular Co. Ltd.	1,482,000	1,534,306
		7,969,396
TOTAL TELECOMMUNICATION SERVICES		14,838,096
UTILITIES - 5.3%
Electric Utilities - 1.4%
Cheung Kong Infrastructure Holdings Ltd.	1,368,000	4,095,310
Huaneng Power International, Inc. (H Shares)	606,000	426,473
		4,521,783
Gas Utilities - 3.9%
Hong Kong & China Gas Co. Ltd.	6,141,400	12,755,461
TOTAL UTILITIES		17,277,244
TOTAL COMMON STOCKS (Cost $269,600,312)		316,184,058
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 2.31% (b) (Cost $8,628,857)	8,628,857	8,628,857
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $278,229,169)	324,812,915
NET OTHER ASSETS - 0.4%	1,178,586
NET ASSETS - 100%	$ 325,991,501
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $278,869,427. Net unrealized appreciation aggregated $45,943,488, of which $51,353,185 related to appreciated investment securities and $5,409,697 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Fund

January 31, 2005

JPN-QTLY-0305

1.813056.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 31.6%
Auto Components - 2.3%
Bridgestone Corp.	11,000	$ 216,019
Exedy Corp.	236,000	4,279,315
NOK Corp.	82,100	2,353,071
Press Kogyo Co. Ltd.	753,000	3,022,900
Riken Corp.	513,000	2,440,618
Stanley Electric Co. Ltd.	68,400	1,043,574
Sumitomo Rubber Industries Ltd.	240,000	2,281,303
Tokai Rika Co. Ltd.	82,700	1,452,487
		17,089,287
Automobiles - 6.2%
Daihatsu Motor Co. Ltd.	401,000	3,041,602
Honda Motor Co. Ltd.	1,700	89,250
Mazda Motor Corp.	3,800,000	12,724,729
Toyota Motor Corp.	738,100	28,856,020
		44,711,601
Distributors - 0.0%
VT Holdings Co. Ltd. (a)	23,200	214,481
Hotels, Restaurants & Leisure - 0.7%
H.I.S. Co. Ltd.	106,250	2,317,250
Yoshinoya D&C Co. Ltd.	1,646	2,700,314
		5,017,564
Household Durables - 8.1%
Casio Computer Co. Ltd.	1,737,800	24,333,393
Matsushita Electric Industrial Co. Ltd.	526,000	7,847,920
Sekisui Chemical Co. Ltd.	1,642,000	12,834,934
Sony Corp.	240,900	8,918,118
Sumitomo Forestry Co. Ltd.	445,000	4,509,047
		58,443,412
Internet & Catalog Retail - 1.5%
Rakuten, Inc.	9,921	10,627,078
Leisure Equipment & Products - 3.8%
Fuji Photo Film Co. Ltd.	232,600	8,445,706
Mizuno Corp.	325,000	1,455,247
Nidec Copal Corp.	157,400	2,322,457
Sega Sammy Holdings, Inc. (a)	236,900	15,248,473
		27,471,883
Multiline Retail - 2.7%
Don Quijote Co. Ltd.	33,600	1,841,718
Marui Co. Ltd.	108,200	1,444,059
The Daimaru, Inc.	1,864,000	16,261,095
		19,546,872
Specialty Retail - 3.8%
Autobacs Seven Co. Ltd. (a)	34,400	1,029,095
Homac Corp.	85,600	676,540
Otsuka Kagu Ltd.	391,700	10,791,831
Toys R Us Japan Ltd.	188,100	3,031,382

	Shares	Value
United Arrows Ltd.	29,100	$ 686,606
Yamada Denki Co. Ltd.	261,500	11,002,557
		27,218,011
Textiles, Apparel & Luxury Goods - 2.5%
Onward Kashiyama Co. Ltd.	1,026,000	15,782,331
Renown D'urban Holdings, Inc. (a)	198,400	2,155,835
		17,938,166
TOTAL CONSUMER DISCRETIONARY		228,278,355
CONSUMER STAPLES - 3.9%
Beverages - 0.5%
Asahi Breweries Ltd.	299,300	3,734,571
Food & Staples Retailing - 2.3%
Ito Yokado Ltd.	189,500	7,589,144
Matsumotokiyoshi Co. Ltd.	308,700	9,115,773
		16,704,917
Food Products - 0.6%
Hokuto Corp.	3,800	67,181
Kibun Food Chemifa Co. Ltd.	176,200	4,191,392
		4,258,573
Household Products - 0.2%
Uni-Charm Corp.	25,900	1,167,218
Personal Products - 0.3%
Fancl Corp.	53,000	2,045,838
TOTAL CONSUMER STAPLES		27,911,117
ENERGY - 4.5%
Oil & Gas - 4.5%
INPEX Corp.	68	339,262
Nippon Mining Holdings, Inc.	2,982,500	15,081,592
Nippon Oil Corp.	2,531,000	17,341,472
		32,762,326
FINANCIALS - 19.4%
Capital Markets - 1.8%
Mitsubishi Securities Co. Ltd.	276,000	2,676,767
Nikko Cordial Corp.	2,087,000	9,848,425
		12,525,192
Commercial Banks - 13.9%
Mitsui Trust Holdings, Inc.	618,000	6,536,338
Mizuho Financial Group, Inc.	6,038	29,075,629
Nishi-Nippon City Bank Ltd.	1,267,300	5,063,085
Sumitomo Mitsui Financial Group, Inc.	3,712	26,006,389
Tokyo Tomin Bank Ltd.	61,200	1,565,066
UFJ Holdings, Inc. (a)	5,319	31,772,845
		100,019,352
Consumer Finance - 1.3%
Nissin Co. Ltd.	1,921,200	4,876,001
SFCG Co. Ltd.	18,990	4,750,020
		9,626,021
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 0.3%
T&D Holdings, Inc.	50,450	$ 2,366,099
Real Estate - 2.1%
Mitsui Fudosan Co. Ltd.	462,000	5,742,398
Sumitomo Realty & Development Co. Ltd.	684,000	9,557,848
		15,300,246
TOTAL FINANCIALS		139,836,910
HEALTH CARE - 4.9%
Health Care Equipment & Supplies - 0.6%
Hogy Medical Co.	91,800	4,163,667
Terumo Corp.	10,300	297,694
		4,461,361
Pharmaceuticals - 4.3%
Fujisawa Pharmaceutical Co. Ltd.	236,000	6,080,772
Sankyo Co. Ltd.	494,300	10,995,045
Takeda Pharamaceutical Co. Ltd.	124,900	5,930,113
Yamanouchi Pharmaceutical Co. Ltd.	213,800	7,778,297
		30,784,227
TOTAL HEALTH CARE		35,245,588
INDUSTRIALS - 11.5%
Building Products - 0.5%
Asahi Glass Co. Ltd.	68,000	716,584
Daikin Industries Ltd.	13,200	355,397
Toto Ltd.	274,000	2,488,145
		3,560,126
Commercial Services & Supplies - 1.3%
Benesse Corp.	21,500	767,672
Diamond Lease Co. Ltd.	129,700	5,044,063
Riso Kyoiku Co. Ltd.	6,619	3,979,384
		9,791,119
Construction & Engineering - 1.2%
JGC Corp.	350,000	3,350,543
Kajima Corp.	1,185,000	5,226,007
		8,576,550
Machinery - 6.8%
Hino Motors Ltd.	1,899,000	13,597,665
Koyo Seiko Co. Ltd.	1,413,000	19,499,059
Mitsubishi Heavy Industries Ltd.	4,537,000	12,302,987
Nikkiso Co. Ltd.	560,000	3,799,083
		49,198,794
Marine - 0.5%
Mitsui O.S.K. Lines Ltd.	582,000	3,633,814
Road & Rail - 0.2%
East Japan Railway Co.	257	1,386,374

	Shares	Value
Trading Companies & Distributors - 0.9%
Itochu Corp. (a)	1,439,000	$ 6,804,439
Transportation Infrastructure - 0.1%
Kamigumi Co. Ltd.	51,000	416,859
TOTAL INDUSTRIALS		83,368,075
INFORMATION TECHNOLOGY - 14.1%
Communications Equipment - 0.3%
Japan Radio Co. Ltd. (a)	679,000	2,594,779
Computers & Peripherals - 1.7%
Fujitsu Ltd.	2,070,000	12,025,477
Electronic Equipment & Instruments - 4.4%
Hoya Corp.	13,700	1,410,654
Murata Manufacturing Co. Ltd.	13,600	710,022
Nidec Corp.	35,900	4,025,650
Nippon Chemi-con Corp.	279,000	1,502,359
Nippon Electric Glass Co. Ltd.	465,000	6,120,724
Nippon Electric Glass Co. Ltd. New (a)	458,000	6,010,905
Omron Corp.	7,600	183,353
Yokogawa Electric Corp.	889,400	11,749,950
		31,713,617
Internet Software & Services - 0.4%
Softbank Corp.	30,400	1,437,491
Yahoo! Japan Corp. (a)	279	1,413,510
		2,851,001
IT Services - 0.6%
ITOCHU TECHNO-SCIENCE Corp. (CTC)	18,000	703,498
NTT Data Corp.	616	2,122,191
TIS, Inc.	35,900	1,590,166
		4,415,855
Office Electronics - 2.2%
Canon, Inc.	1,700	89,386
Konica Minolta Holdings, Inc.	512,000	6,423,160
Ricoh Co. Ltd.	515,000	9,089,843
		15,602,389
Semiconductors & Semiconductor Equipment - 1.4%
Rohm Co. Ltd.	10,300	937,312
Sanken Electric Co. Ltd.	753,000	9,243,098
		10,180,410
Software - 3.1%
Nintendo Co. Ltd.	166,300	18,840,647
Oracle Corp. Japan	70,100	3,510,919
		22,351,566
TOTAL INFORMATION TECHNOLOGY		101,735,094
MATERIALS - 9.1%
Chemicals - 4.5%
JSR Corp.	39,300	834,355
Kaneka Corp. (a)	205,000	2,282,943
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Kuraray Co. Ltd.	470,500	$ 4,331,551
Mitsubishi Gas Chemical Co., Inc.	1,323,000	6,230,388
Nissan Chemical Industries Co. Ltd.	8,000	67,320
Nitto Denko Corp.	29,100	1,547,320
Teijin Ltd.	4,105,000	16,994,403
		32,288,280
Containers & Packaging - 0.3%
Fuji Seal International, Inc.	46,200	1,868,063
Metals & Mining - 4.3%
JFE Holdings, Inc.	59,900	1,656,101
Nippon Steel Corp.	1,714,000	4,168,183
Sumitomo Metal Industries Ltd.	10,009,000	15,067,831
Sumitomo Titanium Corp.	54,700	3,198,861
Toho Titanium Co. Ltd.	308,000	7,282,027
		31,373,003
TOTAL MATERIALS		65,529,346
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
KDDI Corp.	13	66,364
NTT DoCoMo, Inc.	5	8,700
NTT DoCoMo, Inc. (d)	28	48,637
		123,701
TOTAL COMMON STOCKS (Cost $639,025,156)		714,790,512
Money Market Funds - 13.0%

Fidelity Cash Central Fund, 2.31% (b)	12,213,789	12,213,789
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	81,159,368	81,159,368
TOTAL MONEY MARKET FUNDS (Cost $93,373,157)		93,373,157
TOTAL INVESTMENT PORTFOLIO - 112.0% (Cost $732,398,313)	808,163,669
NET OTHER ASSETS - (12.0)%	(86,339,916)
NET ASSETS - 100%	$ 721,823,753
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $48,637 or 0.0% of net assets.

Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $732,839,326. Net unrealized appreciation aggregated $75,324,343, of which $90,713,865 related to appreciated investment securities and $15,389,522 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Southeast Asia Fund

January 31, 2005

SEA-QTLY-0305

1.813038.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
Australia - 2.2%
Bradken Ltd.	650,803	$ 1,462,208
Caltex Australia Ltd.	525,000	4,535,193
Computershare Ltd.	231,400	1,061,321
ConnectEast Group	3,850,000	2,237,091
Downer EDI Ltd.	278,600	1,105,128
Macquarie Communications Infrastructure Group	220,000	1,077,212
TOTAL AUSTRALIA		11,478,153
Bermuda - 0.1%
GOME Electrical Appliances Holdings Ltd. (a)	781,000	760,989
Ports Design Ltd.	98,000	52,770
TOTAL BERMUDA		813,759
Cayman Islands - 1.6%
China Shineway Pharmaceutical Group Ltd.	2,819,000	1,572,165
Dynasty Fine Wines Group Ltd.	1,888,000	732,219
Foxconn International Holdings Ltd. (a)	150,000	74,617
Kingboard Chemical Holdings Ltd.	2,650,000	5,928,640
Kingboard Chemical Holdings Ltd. warrants 12/31/06 (a)	175,000	84,136
TOTAL CAYMAN ISLANDS		8,391,777
China - 8.3%
Angang New Steel Co. Ltd. (H Shares)	2,100,000	1,144,253
Anhui Expressway Co. Ltd. (H Shares)	3,720,000	2,086,579
Beijing Media Corp. Ltd. (H Shares)	239,000	660,327
Bio-Treat Technology Ltd.	1,000,000	415,318
China Flexible Packaging Holding Ltd.	1,000,000	500,825
China Mengniu Dairy Co. Ltd.	4,560,000	3,361,603
China Petroleum & Chemical Corp. (H Shares)	15,360,000	6,167,040
China Shipping Development Co. Ltd. (H Shares)	3,740,000	3,164,676
Global Bio-Chem Technology Group Co. Ltd.	5,880,000	4,183,927
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	665,000	26,856
Guangshen Railway Co. Ltd. Class H	4,400,000	1,776,957
Jiangxi Copper Co. Ltd. (H Shares)	1,533,000	820,564
Li Ning Co. Ltd.	3,388,000	1,596,300
PetroChina Co. Ltd. (H Shares)	13,880,000	7,786,680
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	1,521,085	2,525,440
Sinopec Beijing Yanhua Petrochemical Co. Ltd. (H Shares)	1,726,000	813,227
Sinopec Zhenhai Refining & Chemical Co. Ltd. (H Shares)	3,138,000	3,218,523
Wumart Stores, Inc. (H Shares) (a)	825,000	1,311,564
Yanzhou Coal Mining Co. Ltd. (H Shares) (a)	1,780,000	2,521,715
TOTAL CHINA		44,082,374

	Shares	Value
Hong Kong - 16.2%
ASM Pacific Technology Ltd.	422,000	$ 1,585,236
Cheung Kong Holdings Ltd.	722,000	6,618,461
CNOOC Ltd.	1,470,000	787,038
Cosco Pacific Ltd.	400,000	833,349
Dah Sing Banking Group Ltd.	1,228,400	2,338,730
Esprit Holdings Ltd.	1,512,000	8,742,630
Great Eagle Holdings Ltd.	2,140,000	4,911,120
Hong Kong & China Gas Co. Ltd.	2,732,000	5,674,263
Hong Kong Electric Holdings Ltd.	299,500	1,336,256
Hong Kong Land Holdings Ltd.	2,290,000	5,404,400
Hutchison Whampoa Ltd.	1,658,000	15,092,342
Industrial & Commercial Bank of China (Asia) Ltd.	720,000	1,006,173
Jardine Strategic Holdings Ltd.	336,500	2,776,125
Kerry Properties Ltd.	142,864	300,386
Midland Realty Holdings Ltd.	786,000	382,930
Shanghai Forte Land Co. Ltd. (H Shares)	7,700,000	2,517,356
Sun Hung Kai Properties Ltd.	578,310	5,356,885
Swire Pacific Ltd. (A Shares)	924,000	7,255,909
Techtronic Industries Co. Ltd.	2,708,000	6,058,399
Television Broadcasts Ltd.	820,000	3,889,818
Wing Lung Bank Ltd.	184,000	1,291,563
YGM Trading Ltd.	1,170,000	1,965,038
TOTAL HONG KONG		86,124,407
Indonesia - 4.9%
Bank Rakyat Indonesia Tbk PT	6,600,000	1,980,365
Energi Mega Persada Tbk PT	15,000,000	1,374,799
Hexindo Adiperkasa Tbk PT	236,000	101,713
Perusahaan Gas Negara PT Series B,	10,200,000	2,837,977
PT Bank Mandiri Persero Tbk	14,000,000	2,963,455
PT Berlian Laju Tanker Tbk	6,797,500	511,761
PT Bumi Resources Tbk (a)	25,500,000	2,559,744
PT Hanjaya Mandala Sampoerna Tbk	4,000,000	3,251,508
PT Indocement Tunggal Prakarsa Tbk (a)	1,900,000	715,223
PT Indosat Tbk	3,800,000	2,363,344
PT Telkomunikasi Indonesia Tbk Series B	9,500,000	4,975,462
Tambang Batubbara Bukit Asam Tbk PT	8,200,000	1,476,272
United Tractors TBK PT	3,467,000	1,078,120
TOTAL INDONESIA		26,189,743
Korea (South) - 27.3%
AmorePacific Corp.	5,000	1,086,215
Cheil Communications, Inc.	15,000	2,243,059
Daewoo Heavy Industries & Machinery Ltd. (a)	335,790	2,738,005
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	148,000	2,660,107
Hana Bank	134,000	3,557,233
Hanjin Shipping Co. Ltd.	156,640	3,433,414
Hanshin Construction Co. Ltd.	79,330	548,702
Hanwha Chemical Corp.	310,000	3,306,868
Hyundai Heavy Industries Co. Ltd.	117,000	5,043,594
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hyundai Merchant Marine Co. Ltd. (a)	143,000	$ 2,124,452
Hyundai Mipo Dockyard Co. Ltd. (a)	40,890	1,987,736
Hyundai Mobis	60,500	4,131,563
Hyundai Motor Co.	58,948	3,342,205
Kookmin Bank (a)	123,000	5,272,284
Korea Exchange Bank (a)	11,890	102,973
Korea Line Corp.	95,810	3,033,438
LG Electronics, Inc.	82,320	5,661,755
LG Telecom Ltd. (a)	400,000	1,683,390
LG.Philips LCD Co. Ltd. ADR	134,500	2,905,200
NCsoft Corp. (a)	50,000	3,658,061
POSCO	34,000	6,177,301
Pulmuone Co. Ltd.	23,000	1,088,943
S-Oil Corp.	103,430	6,650,150
Samsung Corp.	70,000	978,568
Samsung Electronics Co. Ltd.	89,274	43,049,800
Samsung SDI Co. Ltd.	33,000	3,600,584
Shinhan Financial Group Co. Ltd.	616,670	15,469,314
Shinsegae Co. Ltd.	7,500	2,104,237
SK Corp.	131,620	6,988,104
Ssangyong Engineering & Construction Co. Ltd. (a)	100,000	679,980
TOTAL KOREA (SOUTH)		145,307,235
Malaysia - 4.4%
Bintulu Port Holdings BHD	500,000	505,263
Commerce Asset Holding BHD	2,780,000	3,496,947
DRB-Hicom BHD	1,300,000	738,947
Lion Corp. BHD (a)	3,000,000	1,097,368
Lion Industries Corp. BHD	2,500,000	967,105
Malayan Banking BHD	680,000	2,201,053
Malaysian International Shipping Corp. BHD (For. Reg.)	200,000	810,526
PLUS Expressways BHD	667,600	483,132
Public Bank BHD (For. Reg.)	2,940,625	6,229,482
Southern Bank BHD	1,517,200	1,421,377
Southern Bank BHD (For. Reg.)	144,600	136,228
Star Publications (Malaysia) BHD	300,000	556,579
Telekom Malaysia BHD	1,050,000	3,039,474
Tenaga Nasional BHD	530,000	1,492,368
TOTAL MALAYSIA		23,175,849
Philippines - 0.8%
Philippine Long Distance Telephone Co. (a)	160,000	4,139,434
Singapore - 7.6%
Ascendas Real Estate Investment Trust (A-REIT)	2,145,000	2,580,865
CapitaLand Ltd.	2,600,000	3,636,475
ComfortDelgro Corp. Ltd.	2,500,000	2,290,356
Fortune Real Estate Investment Trust	2,040,000	1,726,187
Hotel Properties Ltd.	52,000	42,558

	Shares	Value
Jurong Technologies Industrial Corp. Ltd.	1,600,000	$ 1,544,005
Keppel Corp. Ltd.	1,240,000	6,967,569
KS Tech Ltd.	761,000	571,691
MFS Technology Ltd.	1,841,000	961,372
Olam International Ltd. (a)	1,509,000	571,416
Oversea-Chinese Banking Corp. Ltd.	325,000	2,719,416
Singapore Land Ltd.	61,000	203,048
Singapore Petroleum Co. Ltd.	2,700,000	7,123,924
Singapore Telecommunications Ltd.	800,000	1,245,954
Starhub Ltd.	2,300,000	1,826,177
United Overseas Bank Ltd.	593,280	5,036,702
Wing Tai Holdings Ltd.	2,668,543	1,499,456
TOTAL SINGAPORE		40,547,171
Taiwan - 15.9%
Acer, Inc.	2,960,000	4,643,137
Advanced Semiconductor Engineering, Inc.	3,354,288	2,294,070
Asia Optical Co., Inc.	604,861	3,605,446
ASUSTeK Computer, Inc.	1,320,000	3,561,412
AU Optronics Corp.	3,450,000	5,227,765
AU Optronics Corp. sponsored ADR	72,200	1,116,934
Cathay Financial Holding Co. Ltd.	1,200,000	2,352,941
Chi Mei Optoelectronics Corp.	1,150,000	1,656,000
China Steel Corp.	4,754,000	5,309,565
Chinatrust Financial Holding Co.	1,928,806	2,160,263
Chunghwa Telecom Co. Ltd.	1,320,000	2,650,353
E.Sun Financial Holdings Co. Ltd.	3,155,847	2,514,777
EVA Airways Corp.	546,000	260,367
Far EasTone Telecommunications Co. Ltd.	5,800,000	6,641,569
Formosa Chemicals & Fibre Corp.	1,960,000	3,597,176
Formosa Plastics Corp.	2,098,301	3,653,512
High Tech Computer Corp.	110,000	555,608
Hon Hai Precision Industries Co. Ltd.	1,529,095	6,716,025
King Yuan Electronics Co. Ltd.	2,850,000	1,672,000
Merida Industry Co. Ltd.	1,100,000	759,216
Nan Ya Plastics Corp.	2,256,400	3,312,926
Nien Made Enterprise Co. Ltd.	2,220,492	3,469,192
Novatek Microelectronics Corp.	160,000	627,451
Optimax Technology Corp.	777,000	1,913,553
Siliconware Precision Industries Co. Ltd.	2,600,000	2,047,373
Ta Chong Bank (a)	4,100,000	1,440,627
Tainan Enterprises Co. Ltd.	1,250,000	1,647,059
Taiwan Semiconductor Manufacturing Co. Ltd.	3,100,000	5,057,255
United Microelectronics Corp.	6,800,000	4,330,667
TOTAL TAIWAN		84,794,239
Thailand - 3.5%
Advanced Info Service PCL (For. Reg.)	2,020,000	5,554,345
Aromatics (Thailand) PCL (a)	3,030,000	5,226,848
Bank of Ayudhya PCL (For. Reg.) (a)	3,000,000	1,058,366
Banpu PCL (For. Reg.)	125,800	548,233
National Petrochemical PCL (For. Reg.)	32,700	91,611
Common Stocks - continued
	Shares	Value
Thailand - continued
Siam Cement PCL (For. Reg.)	180,000	$ 1,251,362
Sino Thai Engineering & Construction PCL (For. Reg.)	3,465,600	1,096,766
Thai Oil PCL (a)	797,500	1,075,746
True Corp. PCL (a)	10,000,000	2,671,855
TOTAL THAILAND		18,575,132
United Kingdom - 1.3%
HSBC Holdings PLC (Hong Kong) (Reg.)	425,686	7,068,942
TOTAL COMMON STOCKS (Cost $411,074,502)		500,688,215
Nonconvertible Preferred Stocks - 3.4%

Korea (South) - 3.4%
Hyundai Motor Co.	219,170	7,163,325
LG Electronics, Inc.	68,000	2,477,545
Samsung Electronics Co. Ltd.	27,300	8,510,471
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $10,875,023)		18,151,341
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 2.31% (b)	6,868,539	6,868,539
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	3,708,825	3,708,825
TOTAL MONEY MARKET FUNDS (Cost $10,577,364)		10,577,364
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $432,526,889)	529,416,920
NET OTHER ASSETS - 0.5%	2,568,353
NET ASSETS - 100%	$ 531,985,273
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $433,142,717. Net unrealized appreciation aggregated $96,274,203, of which $101,403,295 related to appreciated investment securities and $5,129,092 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Discovery Fund

January 31, 2005

IGI-QTLY-0305

1.813016.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.4%
	Shares	Value (000s)
Australia - 4.3%
BHP Billiton Ltd.	1,731,800	$ 22,098
Computershare Ltd.	1,432,900	6,572
ConnectEast Group	10,244,154	5,952
CSL Ltd.	269,050	6,451
Downer EDI Ltd.	1,276,200	5,062
Macquarie Airports unit	4,834,400	12,959
Macquarie Bank Ltd.	391,000	14,798
Macquarie Communications Infrastructure Group unit	1,632,940	7,996
Newcrest Mining Ltd.	425,300	5,615
Publishing & Broadcasting Ltd.	451,648	5,732
QBE Insurance Group Ltd.	536,800	6,342
Rinker Group Ltd.	826,100	7,168
Westfield Group unit (a)	573,500	7,571
TOTAL AUSTRALIA		114,316
Austria - 0.5%
Bank Austria Creditanstalt AG	146,975	12,768
Belgium - 0.3%
Delhaize Group	106,870	7,866
Bermuda - 0.5%
GOME Electrical Appliances Holdings Ltd. (a)	7,012,000	6,832
Ship Finance International Ltd.	256,900	5,847
TOTAL BERMUDA		12,679
Brazil - 1.3%
Banco Bradesco SA sponsored ADR (non-vtg.)	472,500	11,624
Banco Itau Holding Financeira SA (PN)	102,307	15,294
Tele Norte Leste Participacoes SA ADR (non-vtg.)	533,300	7,685
TOTAL BRAZIL		34,603
Canada - 0.2%
Research In Motion Ltd. (a)	90,600	6,448
Cayman Islands - 0.1%
Foxconn International Holdings Ltd. (a)	749,000	373
Hutchison Telecommunications International Ltd.	2,810,000	2,522
TOTAL CAYMAN ISLANDS		2,895
China - 0.4%
Beijing Media Corp. Ltd. (H Shares)	1,742,500	4,814
Global Bio-Chem Technology Group Co. Ltd.	3,216,000	2,288
Common Stocks - continued
	Shares	Value (000s)
China - continued
Weichai Power Co. Ltd. (H Shares)	1,260,000	$ 3,950
ZTE Corp. (H Shares)	68,000	219
TOTAL CHINA		11,271
Denmark - 1.4%
Danske Bank AS	491,700	14,361
GN Store Nordic AS	1,206,400	12,995
Novo Nordisk AS ADR	193,000	10,316
TOTAL DENMARK		37,672
Egypt - 0.6%
Orascom Telecom SAE GDR (a)	513,311	16,067
Estonia - 0.3%
Hansabank SA	575,383	7,507
Finland - 1.6%
Citycon Oyj	576,935	2,226
Fortum Oyj	378,200	6,753
Kemira GrowHow Oyj	656,900	4,897
Nokia Corp. sponsored ADR	1,446,200	22,098
Sampo Oyj (A Shares)	478,000	6,324
TOTAL FINLAND		42,298
France - 9.4%
Alcatel SA sponsored ADR (a)	962,800	13,787
AXA SA	460,400	11,174
BNP Paribas SA	334,727	24,148
CNP Assurances	232,900	16,635
Dassault Systemes SA sponsored ADR	111,400	5,175
Eiffage SA	73,862	8,987
France Telecom SA sponsored ADR	622,907	19,534
Medidep SA (a)	212,874	7,059
Nexity	381,200	13,415
Orpea (a)	249,764	9,682
Pernod-Ricard	44,500	6,299
Renault SA	54,600	4,462
Rhodia SA ADR	2,000,000	5,100
Sanofi-Aventis sponsored ADR	308,000	11,464
Societe Des Autoroutes Paris-Rhin-Rhone	23,700	1,427
Thomson SA	369,000	9,359
Total SA Series B	243,444	52,365
Vinci SA	64,500	9,248
Common Stocks - continued
	Shares	Value (000s)
France - continued
Vivendi Universal SA (a)	75,000	$ 2,373
Vivendi Universal SA sponsored ADR (a)	662,000	20,946
TOTAL FRANCE		252,639
Germany - 10.2%
Adidas-Salomon AG	85,854	12,852
Allianz AG (Reg.)	314,930	37,333
BASF AG sponsored ADR	157,900	10,834
Bayer AG ADR (a)	323,200	10,931
Bijou Brigitte Modische Accessoires AG	62,430	9,427
Continental AG	99,600	6,913
Deutsche Bank AG (NY Shares)	76,200	6,476
Deutsche Boerse AG	167,400	10,408
Deutsche Telekom AG sponsored ADR (a)	1,662,200	35,953
E.ON AG	254,500	22,750
ElringKlinger AG	29,150	2,613
Fielmann AG	87,559	6,163
Freenet.de AG	157,707	3,792
Fresenius AG	84,227	8,651
HeidelbergCement AG	178,160	11,982
Hochtief AG	294,207	9,587
Hypo Real Estate Holding AG (a)	163,968	6,495
K&S AG	75,900	3,804
Linde AG	156,800	9,949
Metro AG	111,400	5,820
Pfleiderer AG (a)	938,180	12,155
RWE AG	255,519	14,731
Siemens AG sponsored ADR	134,700	10,697
United Internet AG	133,282	3,464
TOTAL GERMANY		273,780
Greece - 1.2%
EFG Eurobank Ergasias SA	228,750	7,376
Greek Organization of Football Prognostics SA	494,030	13,226
Public Power Corp. of Greece	365,050	10,649
TOTAL GREECE		31,251
Hong Kong - 3.5%
Chaoda Modern Agriculture (Holdings) Ltd.	1,638,000	662
Cheung Kong Holdings Ltd.	594,000	5,445
CNOOC Ltd. sponsored ADR	160,000	8,566
Cosco Pacific Ltd.	5,114,000	10,654
Common Stocks - continued
	Shares	Value (000s)
Hong Kong - continued
Esprit Holdings Ltd.	2,877,500	$ 16,638
Hengan International Group Co. Ltd.	4,850,000	2,985
Hutchison Whampoa Ltd.	1,234,000	11,233
Paul Y-ITC Construction Holdings Ltd.	21,554,000	7,047
Shun Tak Holdings Ltd.	5,742,000	5,264
Sino Land Co.	7,398,000	6,592
Techtronic Industries Co. Ltd.	6,722,500	15,040
Wharf Holdings Ltd.	1,509,000	4,875
TOTAL HONG KONG		95,001
India - 1.6%
Alembic Ltd.	209,545	1,453
Bank of Baroda	687,500	3,268
Bharat Forge Ltd.	20,336	630
HDFC Bank Ltd.	426,812	5,521
Infosys Technologies Ltd.	416,486	19,740
State Bank of India	721,022	11,596
TOTAL INDIA		42,208
Indonesia - 0.4%
PT Indosat Tbk	9,163,500	5,699
PT Telkomunikasi Indonesia Tbk Series B	9,329,000	4,886
TOTAL INDONESIA		10,585
Ireland - 1.4%
Allied Irish Banks PLC	556,082	11,066
C&C Group PLC	2,043,700	8,631
Elan Corp. PLC sponsored ADR (a)	168,000	4,524
Independent News & Media PLC (Ireland)	3,153,642	9,043
Jurys Doyle Hotel Group PLC (Ireland)	341,800	5,836
TOTAL IRELAND		39,100
Italy - 3.9%
Assicurazioni Generali Spa	200,000	6,619
Autostrade Spa	345,500	9,966
Banche Popolari Unite Scarl	263,700	5,384
Banco Popolare di Verona e Novara	470,900	9,045
Buzzi Unicem Spa	407,172	6,630
Cassa Di Risparmio Di Firenze	2,248,700	5,642
Davide Campari-Milano Spa	163,634	9,677
e.Biscom Spa (a)	110,700	5,360
ENI Spa sponsored ADR	215,200	26,297
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Lottomatica Spa New	194,100	$ 7,276
Mediobanca Spa	391,500	6,646
Pirelli & C. Real Estate Spa	122,800	6,759
TOTAL ITALY		105,301
Japan - 14.1%
Aisin Seiki Co. Ltd.	257,500	6,088
Asahi Breweries Ltd.	614,100	7,663
Canon, Inc.	229,000	12,041
Circle K Sunkus Co. Ltd. (a)	199,100	5,216
Daiwa Securities Group, Inc.	984,000	6,666
Don Quijote Co. Ltd.	41,400	2,269
East Japan Railway Co.	2,065	11,140
Fancl Corp.	14,900	575
Fast Retailing Co. Ltd.	93,000	6,327
Fuji Photo Film Co. Ltd.	169,000	6,136
Hokuto Corp.	7,100	126
Honda Motor Co. Ltd.	200,100	10,505
Ito En Ltd.	122,200	6,462
JAFCO Co. Ltd.	116,400	7,863
Kose Corp.	150,200	6,073
Matsui Securities Co. Ltd.	393,100	13,998
Millea Holdings, Inc.	557	7,686
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	652	6,207
Mitsui Trust Holdings, Inc.	634,000	6,706
Mizuho Financial Group, Inc.	3,245	15,626
Net One Systems Co. Ltd.	1,541	6,052
Nikko Cordial Corp.	1,086,000	5,125
Nippon Chemi-con Corp.	1,554,000	8,368
Nippon Oil Corp.	648,000	4,440
Nishi-Nippon City Bank Ltd.	1,065,000	4,255
Nishimatsuya Chain Co. Ltd.	59,100	2,179
OMC Card, Inc. (a)	42,000	509
ORIX Corp.	76,000	10,040
Rakuten, Inc. New (a)	5,472	5,861
Ricoh Co. Ltd.	610,000	10,767
Sanden Corp.	811,000	4,813
Sanken Electric Co. Ltd.	728,000	8,936
Sega Sammy Holdings, Inc. (a)	218,400	14,058
SFCG Co. Ltd.	67,670	16,926
Sumitomo Electric Industries Ltd.	1,220,000	13,327
Sumitomo Forestry Co. Ltd.	448,000	4,539
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Sumitomo Mitsui Financial Group, Inc.	2,823	$ 19,778
Sumitomo Rubber Industries Ltd.	677,000	6,435
Takara Holdings, Inc.	916,000	7,832
Takeda Pharamaceutical Co. Ltd.	90,300	4,287
TIS, Inc.	69,500	3,078
Tokyo Electron Ltd.	122,200	7,123
Toyo Ink Manufacturing Co. Ltd.	829,000	3,592
Toyota Motor Corp.	418,800	16,373
UFJ Holdings, Inc. (a)	2,868	17,132
USS Co. Ltd.	82,540	6,826
Yamanouchi Pharmaceutical Co. Ltd.	249,300	9,070
Yamato Transport Co. Ltd.	708,000	10,597
TOTAL JAPAN		377,691
Korea (South) - 1.1%
LG Electronics, Inc.	141,430	9,727
S-Oil Corp.	90,830	5,840
Shinhan Financial Group Co. Ltd.	409,370	10,269
Shinsegae Co. Ltd.	15,900	4,461
TOTAL KOREA (SOUTH)		30,297
Luxembourg - 0.5%
SES Global unit	502,555	6,157
Stolt-Nielsen SA Class B sponsored ADR (a)	195,300	6,586
TOTAL LUXEMBOURG		12,743
Mexico - 0.1%
Urbi, Desarrollos Urbanos, SA de CV	412,400	2,230
Netherlands - 3.1%
ASML Holding NV (NY Shares) (a)	792,200	13,016
EADS NV	473,800	14,482
ING Groep NV (Certificaten Van Aandelen)	530,444	15,309
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	103,400	3,960
Koninklijke Philips Electronics NV (NY Shares)	421,700	10,998
Randstad Holdings NV	198,700	7,770
Versatel Telecom International NV (a)	1,238,741	3,278
VNU NV	269,775	7,880
Wolters Kluwer NV (Certificaten Van Aandelen)	326,756	5,890
TOTAL NETHERLANDS		82,583
Norway - 0.9%
Norske Skogindustrier AS (A Shares)	420,500	8,226
Common Stocks - continued
	Shares	Value (000s)
Norway - continued
Tandberg ASA	585,300	$ 6,346
TANDBERG Television ASA (a)	950,400	9,782
TOTAL NORWAY		24,354
Philippines - 0.3%
Philippine Long Distance Telephone Co. sponsored ADR (a)	338,000	8,788
Poland - 0.1%
Powszechna Kasa Oszczednosci Bank SA	200,700	1,706
TVN SA	150,592	1,922
TOTAL POLAND		3,628
Portugal - 1.1%
Banco Comercial Portugues SA (Reg.)	1,771,912	4,896
Impresa SGPS (a)	2,074,900	15,956
Media Capital SGPS SA	1,165,400	8,233
TOTAL PORTUGAL		29,085
Singapore - 0.8%
CapitaLand Ltd.	3,733,000	5,221
DBS Group Holdings Ltd.	659,000	6,359
HTL International Holdings Ltd.	5,750,000	5,022
Oversea-Chinese Banking Corp. Ltd.	566,000	4,736
TOTAL SINGAPORE		21,338
South Africa - 0.5%
Massmart Holdings Ltd.	512,106	3,571
MTN Group Ltd.	443,000	3,325
Standard Bank Group Ltd.	522,700	5,651
TOTAL SOUTH AFRICA		12,547
Spain - 2.5%
Altadis SA (Spain)	310,500	13,550
Antena 3 Television SA (a)	138,689	10,620
Gestevision Telecinco SA	480,415	10,394
Inditex SA	342,000	9,682
Telefonica SA sponsored ADR	400,076	21,808
TOTAL SPAIN		66,054
Sweden - 1.8%
Eniro AB	897,500	8,956
Gambro AB (A Shares)	856,350	12,558
Hennes & Mauritz AB (H&M) (B Shares)	420,200	13,857
Common Stocks - continued
	Shares	Value (000s)
Sweden - continued
OMX AB (a)	658,700	$ 7,798
Telefonaktiebolaget LM Ericsson ADR (a)	215,900	6,332
TOTAL SWEDEN		49,501
Switzerland - 7.1%
Actelion Ltd. (Reg.) (a)	61,976	5,880
Compagnie Financiere Richemont unit	561,496	17,568
Credit Suisse Group (Reg.)	692,616	27,933
Nestle SA (Reg.)	115,376	30,277
Nobel Biocare Holding AG (Switzerland)	39,348	6,900
Novartis AG (Reg.)	601,520	28,801
Phonak Holding AG	339,311	11,415
Roche Holding AG (participation certificate)	288,465	30,716
UBS AG (NY Shares)	373,650	30,408
TOTAL SWITZERLAND		189,898
Taiwan - 0.6%
Far EasTone Telecommunications Co. Ltd.	2,576,000	2,950
Hon Hai Precision Industries Co. Ltd.	1,053,498	4,627
Pihsiang Machinery Manufacturing Co.	88,000	195
Taiwan Semiconductor Manufacturing Co. Ltd.	3,154,000	5,145
United Microelectronics Corp.	7,074,272	4,505
TOTAL TAIWAN		17,422
Thailand - 0.0%
Thai Oil PCL (a)	444,300	599
United Kingdom - 13.8%
3i Group PLC	580,700	7,645
Aegis Group PLC	2,000,700	3,957
AstraZeneca PLC sponsored ADR	200,000	7,520
BAE Systems PLC	3,489,009	16,132
BP PLC sponsored ADR	913,800	54,475
British Land Co. PLC	627,900	10,182
Carnival PLC	212,200	12,725
Enterprise Inns PLC	505,225	7,094
FirstGroup PLC	826,900	5,735
HSBC Holdings PLC (Hong Kong) (Reg.)	2,555,800	42,442
Inchcape PLC	174,800	6,667
Invensys PLC (a)	9,489,400	3,485
Kesa Electricals PLC	1,310,900	7,888
Man Group PLC	228,400	5,850
Next PLC	322,700	9,548
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Rank Group PLC	1,748,307	$ 8,825
Reckitt Benckiser PLC	221,900	6,591
Reuters Group PLC sponsored ADR	220,700	9,916
Rio Tinto PLC sponsored ADR	58,400	7,335
Rolls-Royce Group PLC	977,100	4,803
Royal Bank of Scotland Group PLC	477,300	15,830
Shell Transport & Trading Co. PLC (Reg.)	3,998,400	35,173
Ted Baker PLC	288,800	2,760
Tesco PLC	2,887,000	16,761
Vodafone Group PLC	18,312,312	47,575
William Hill PLC	1,104,700	12,078
TOTAL UNITED KINGDOM		368,992
United States of America - 0.9%
Central European Distribution Corp. (a)	229,448	7,537
Macquarie Infrastructure Co. Trust	131,000	3,844
Telewest Global, Inc. (a)	777,703	13,104
TOTAL UNITED STATES OF AMERICA		24,485
TOTAL COMMON STOCKS (Cost $2,018,449)		2,478,490
Nonconvertible Preferred Stocks - 2.0%

Germany - 0.7%
Fresenius Medical Care AG	222,475	12,933
Porsche AG (non-vtg.)	8,211	5,349
Rheinmetall AG	24,380	1,260
TOTAL GERMANY		19,542
Italy - 1.3%
Banca Intesa Spa (Risp)	3,663,202	15,136
Telecom Italia Spa (Risp)	5,824,085	18,674
TOTAL ITALY		33,810
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $34,625)		53,352
Government Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.09% to 2.21% 2/17/05 to 3/10/05 (d) (Cost $1,696)	$ 1,700	$ 1,697
Money Market Funds - 6.9%
	Shares
Fidelity Cash Central Fund, 2.31% (b)	143,518,961	143,519
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	41,859,009	41,859
TOTAL MONEY MARKET FUNDS (Cost $185,378)		185,378
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $2,240,148)		2,718,917
NET OTHER ASSETS - (1.4)%		(37,745)
NET ASSETS - 100%		$ 2,681,172
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
450 Nikkei 225 Index Contracts (Japan)	March 2005	$ 25,616	$ 954
The face value of futures purchased as a percentage of net assets - 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,697,000.
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $2,242,917,000. Net unrealized appreciation aggregated $476,000,000, of which $500,157,000 related to appreciated investment securities and $24,157,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Smaller Companies Fund

January 31, 2005

JSC-QTLY-0305

1.813017.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 24.1%
Auto Components - 5.2%
Alpha Corp.	92,000	$ 4,261,520
Fine Sinter Co. Ltd.	465,000	1,610,953
Fuji Kiko Co. Ltd.	1,629,000	7,074,065
Imasen Electric Industrial Co. Ltd.	108,800	909,248
Kuriyama Corp.	98,600	396,779
NHK Spring Co. Ltd.	1,559,000	10,771,957
Nissin Kogyo Co. Ltd.	93,600	3,278,823
Nittan Valve Co. Ltd.	53,000	360,579
NOK Corp.	1,256,000	35,998,263
Pacific Industrial Co. Ltd.	274,000	1,345,872
Suncall Corp.	113,000	676,092
Teikoku Piston Ring Co. Ltd.	300,000	3,601,448
		70,285,599
Distributors - 0.4%
Crymson Co. Ltd.	1,107	2,627,957
Ohashi Technica, Inc.	97,700	2,111,923
		4,739,880
Hotels, Restaurants & Leisure - 2.4%
H.I.S. Co. Ltd.	481,600	10,503,411
Kazokutei Co. Ltd.	88,000	422,060
Kyoritsu Maintenance Co. Ltd.	5,700	122,938
Reins International, Inc.	5,041	21,453,134
		32,501,543
Household Durables - 0.8%
Fujipream Corp.	11,000	486,176
Sanko Soflan Co., Inc.	187,000	1,126,060
Sanrio Co. Ltd.	650,000	6,347,889
Victor Co. of Japan Ltd.	273,000	2,323,628
		10,283,753
Internet & Catalog Retail - 0.5%
Prime Network, Inc. (a)	2,154	2,826,963
Rakuten, Inc.	3,410	3,652,690
		6,479,653
Leisure Equipment & Products - 0.7%
Endo Manufacturing Co. Ltd.	384,000	3,335,103
Kimoto Co. Ltd.	200,000	2,605,549
Nidec Copal Corp.	207,400	3,060,213
		9,000,865
Media - 1.0%
KG Intelligence Co. Ltd.	100,000	1,873,100
Opt, Inc.	400	2,744,511
SKY Perfect Communications, Inc.	1,771	1,580,869
Usen Corp. (a)	296,930	7,579,058
		13,777,538
Specialty Retail - 12.6%
Arc Land Sakamoto Co. Ltd.	617,200	9,946,673
Culture Convenience Club Co. Ltd.	996,100	12,707,785

	Shares	Value
Hikari Tsushin, Inc.	569,400	$ 45,661,896
Meganesuper Co. Ltd.	195,500	3,614,746
Ninety-Nine Plus, Inc.	700	5,228,468
Ninety-Nine Plus, Inc. New (a)	2,100	15,503,016
Nishimatsuya Chain Co. Ltd.	524,100	19,320,261
Pal Co. Ltd.	136,100	3,677,491
Top Culture Co. Ltd.	424,200	3,041,550
USS Co. Ltd.	498,480	41,225,318
Yamada Denki Co. Ltd.	224,600	9,449,998
		169,377,202
Textiles, Apparel & Luxury Goods - 0.5%
Seiren Co. Ltd.	628,000	5,569,428
Workman Co. Ltd.	65,100	1,413,510
		6,982,938
TOTAL CONSUMER DISCRETIONARY		323,428,971
CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 1.0%
Frente Co. Ltd.	90,600	4,721,255
Itochushokuhin Co. Ltd.	58,700	2,492,449
Kraft, Inc.	153,800	3,502,707
Plant Co. Ltd.	219,600	3,392,807
		14,109,218
Food Products - 1.3%
Hokuto Corp.	7,400	130,826
Kameda Seika Co. Ltd.	87,000	799,267
Kibun Food Chemifa Co. Ltd.	232,800	5,537,776
Maruha Group, Inc. (a)	800,000	1,551,749
Nippon Suisan Kaisha Co. Ltd.	994,000	3,309,337
Oriental Yeast Co. Ltd. Tokio	284,000	2,422,736
Pickles Corp.	132,000	471,315
Warabeya Nichiyo Co. Ltd.	120,000	2,727,141
		16,950,147
Household Products - 0.2%
Pigeon Corp.	153,900	2,686,660
Personal Products - 0.2%
Fancl Corp.	80,000	3,088,058
TOTAL CONSUMER STAPLES		36,834,083
ENERGY - 1.0%
Oil & Gas - 1.0%
Teikoku Oil Co. Ltd.	2,140,000	13,423,402
FINANCIALS - 7.5%
Capital Markets - 2.3%
E*Trade Securities Co. Ltd.	1,900	5,995,657
Matsui Securities Co. Ltd.	238,600	8,496,347
Mitsubishi Securities Co. Ltd.	1,029,000	9,979,686
SMBC Friend Securities Co. Ltd.	978,500	6,562,678
		31,034,368
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 3.4%
Bank of Yokohama Ltd.	1,909,000	$ 12,029,694
Chiba Bank Ltd.	745,000	4,931,918
Mitsui Trust Holdings, Inc.	2,055,000	21,734,910
Nishi-Nippon City Bank Ltd.	1,767,000	7,059,474
		45,755,996
Consumer Finance - 0.6%
SFCG Co. Ltd.	15,420	3,857,046
STB Leasing Co. Ltd.	182,100	3,461,877
		7,318,923
Real Estate - 1.2%
Apamanshop Network Co. Ltd.	9,923	7,670,276
Kennedy-Wilson Japan Co. Ltd. (a)	314	666,635
KK daVinci Advisors (a)	2,000	3,165,259
Relo Holdings Corp.	178,800	5,176,357
		16,678,527
TOTAL FINANCIALS		100,787,814
HEALTH CARE - 4.7%
Health Care Equipment & Supplies - 1.9%
A&T Corp.	13,000	62,726
Asahi Intecc Co. Ltd.	47,200	2,022,369
Hogy Medical Co.	394,200	17,879,276
Japan Medical Dynamic Marketing, Inc.	80,200	828,121
Nakanishi, Inc.	59,000	4,480,869
		25,273,361
Health Care Providers & Services - 0.3%
Hoshiiryou Sanki Co. Ltd.	70,700	1,371,358
Tokai Corp.	220,200	3,038,707
		4,410,065
Pharmaceuticals - 2.5%
Cosmos Pharmaceutical Corp.	380,400	10,425,438
Fuji Pharmaceutical Co. Ltd.	215,000	3,068,613
Nichi-iko Pharmaceutical Co. Ltd.	46,000	419,937
Nihon Chouzai Co. Ltd.	280,400	11,500,121
Sawai Pharmaceutical Co. Ltd.	278,200	8,537,284
		33,951,393
TOTAL HEALTH CARE		63,634,819
INDUSTRIALS - 22.5%
Air Freight & Logistics - 1.1%
Kintetsu World Express, Inc.	326,600	6,555,638
Yusen Air & Sea Service Co. Ltd.	199,500	7,412,063
		13,967,701
Building Products - 0.1%
Japan Wavelock Co. Ltd.	113,000	1,199,518

	Shares	Value
Commercial Services & Supplies - 5.7%
ARRK Corp.	329,300	$ 13,410,335
Best Bridal, Inc.	83	1,706,055
Diamond Lease Co. Ltd.	75,900	2,951,768
Fullcast Co. Ltd.	2,000	5,616,405
Gakujo Co. Ltd.	6,000	205,549
Human Holdings Co. Ltd.	591	2,874,441
IBJ Leasing Co. Ltd.	422,300	7,865,274
Ichinen Co. Ltd.	314,000	1,499,928
Ichinen Co. Ltd. New (a)	272,000	1,299,300
Intelligence Ltd.	1,724	3,377,293
Moc Corp.	522	3,521,139
Nisca Corp.	100,000	2,219,542
Okamura Corp.	358,000	3,216,386
Oricon, Inc.	268	1,300,883
Secom Techno Service Co. Ltd.	46,500	1,925,066
Studio Alice Co. Ltd.	533,800	10,714,635
Sumisho Lease Co. Ltd.	139,000	5,472,811
Take & Give Needs Co. Ltd. (a)	6,000	7,295,537
		76,472,347
Construction & Engineering - 2.5%
COMSYS Holdings Corp.	900,000	8,494,089
Kyowa Exeo Corp.	900,000	8,476,719
Token Corp.	397,900	16,280,782
		33,251,590
Electrical Equipment - 2.4%
Chiyoda Integre Co. Ltd. (d)	793,800	15,895,151
Endo Lighting Corp.	294,000	2,553,438
Fujikura Ltd.	1,553,000	6,923,870
Iwabuchi Corp.	250,000	1,568,155
Nissei Corp.	28,500	332,786
Sansha Electric Manufacturing Co. Ltd.	190,000	1,338,480
Sumitomo Electric Industries Ltd.	371,000	4,052,806
		32,664,686
Machinery - 6.6%
Fuji Seiko Ltd.	19,000	93,510
Ihara Science Corp.	62,000	480,444
Kitz Corp.	2,083,000	11,839,682
Koyo Seiko Co. Ltd.	1,714,000	23,652,787
Nihon Trim Co. Ltd.	87,700	5,602,644
Nitta Corp.	800,000	13,077,925
NTN Corp.	3,194,000	18,092,912
Obara Corp.	60,600	1,479,546
Shicoh Engineering Co. Ltd.	82	3,109,867
Tadano Ltd.	458,000	2,134,755
THK Co. Ltd.	454,500	9,057,105
		88,621,177
Marine - 0.7%
Mitsui O.S.K. Lines Ltd.	1,591,000	9,933,674
Road & Rail - 1.1%
Hamakyorex Co. Ltd.	333,700	14,201,370
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 2.3%
Hanwa Co. Ltd.	4,064,000	$ 17,334,504
JFE Shoji Holdings, Inc. (a)	2,813,000	13,708,709
Parker Corp.	30,000	312,955
		31,356,168
TOTAL INDUSTRIALS		301,668,231
INFORMATION TECHNOLOGY - 20.9%
Communications Equipment - 0.7%
Tamura Taiko Holdings, Inc. (a)	1,548,000	9,067,657
Computers & Peripherals - 1.3%
Fujitsu Frontech Ltd.	100,000	1,434,982
Meiko Electronics Co. Ltd.	505,900	16,403,609
		17,838,591
Electronic Equipment & Instruments - 10.4%
A&D Co. Ltd.	145,300	1,660,171
Arisawa Manufacturing Co. Ltd.	200,000	8,183,354
EM Systems Co. Ltd.	227,000	1,502,745
Excel Co. Ltd.	225,000	3,895,296
Forval Corp. (a)	7,200	81,293
Honda Tsushin Kogyo Co. Ltd. (a)	389,400	1,954,046
Ibiden Co. Ltd.	370,000	6,962,606
Iriso Electronics Co. Ltd.	12,500	228,227
KAGA ELECTRONICS Co. Ltd.	958,600	18,778,847
Nagano Keiki Co. Ltd.	314,000	5,563,368
Nexus Co. Ltd.	4,974	33,840,000
Nippon Chemi-con Corp.	845,000	4,550,157
Nippon Electric Glass Co. Ltd.	1,024,000	13,478,755
Nippon Electric Glass Co. Ltd. New (a)	1,024,000	13,439,228
Shibaura Electronics Co. Ltd.	134,500	1,648,396
Siix Corp.	224,700	2,192,248
Siix Corp. (a)	264,500	2,580,550
Sunx Ltd.	410,300	6,703,381
Tietech Co. Ltd.	327,000	2,600,222
Tosei Engineering Corp.	104,300	1,660,748
Yokogawa Electric Corp.	649,600	8,581,929
		140,085,567
Internet Software & Services - 1.6%
eAccess Ltd. (a)	4,834	4,898,142
For-side.com Co. Ltd.	450	499,397
livedoor Co. Ltd. (a)	1,000,000	4,313,631
Telewave, Inc.	1,143	11,912,569
		21,623,739
IT Services - 1.7%
Faith, Inc.	3,671	10,060,931
Future System Consulting Corp.	2,353	4,836,565
Otsuka Corp.	120,000	7,422,919
TIS, Inc.	3,700	163,889
		22,484,304

	Shares	Value
Office Electronics - 2.1%
Canon Fintech, Inc.	790,000	$ 13,951,267
Konica Minolta Holdings, Inc.	554,000	6,950,060
Riso Kagaku Corp.	171,000	7,095,778
		27,997,105
Semiconductors & Semiconductor Equipment - 0.4%
AOI Electronics Co. Ltd.	83,200	1,340,032
Sanken Electric Co. Ltd.	307,000	3,768,434
		5,108,466
Software - 2.7%
Intelligent Wave, Inc.	3,500	8,714,113
Konami Computer Tokyo, Inc.	199,100	4,399,894
Nihon Falcom Corp.	301	824,936
VIC Tokai Corp.	552,500	4,585,284
Works Applications Co. Ltd. (a)	5,458	18,171,387
		36,695,614
TOTAL INFORMATION TECHNOLOGY		280,901,043
MATERIALS - 10.5%
Chemicals - 4.6%
Asahi Denka Co. Ltd.	594,000	6,448,733
C. Uyemura & Co. Ltd.	336,000	10,051,628
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	16,800	851,146
Harima Chemicals, Inc.	249,000	1,761,322
JSP Corp.	529,900	7,000,561
Lintec Corp.	850,600	13,125,302
Nifco, Inc.	341,300	5,388,341
Nihon Micro Coating Co. Ltd. (a)	79,100	957,978
Nippon Pigment Co. Ltd.	36,000	146,953
NOF Corp.	346,000	1,262,128
Osaka Organic Chemical Industry Ltd.	496,000	4,058,943
Soken Chemical & Engineer Co. Ltd.	89,000	2,147,165
Taiyo Kagaku	336,100	6,940,931
Tohcello Co. Ltd.	338,000	1,712,425
		61,853,556
Containers & Packaging - 0.8%
Fuji Seal International, Inc.	219,900	8,891,493
Sun A Kaken Co. Ltd.	93,000	1,157,732
		10,049,225
Metals & Mining - 4.9%
Godo Steel Ltd.	699,000	2,462,099
Hitachi Metals Ltd.	219,000	1,443,445
Kobe Steel Ltd.	12,560,000	19,999,035
Sumitomo Metal Industries Ltd.	8,500,000	12,796,140
Sumitomo Metal Mining Co. Ltd.	1,537,000	10,560,618
Sumitomo Titanium Corp.	149,300	8,731,078
Toho Titanium Co. Ltd.	308,000	7,282,027
Tokyo Tekko Co. Ltd. (a)	715,000	2,766,852
		66,041,294

Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.2%
Kokusai Chart Corp.	203,300	$ 3,001,679
TOTAL MATERIALS		140,945,754
TELECOMMUNICATION SERVICES - 3.0%
Wireless Telecommunication Services - 3.0%
Mitsui & Associates Telepark Corp.	962	3,267,783
Sammy NetWorks Co. Ltd.	1,853	37,194,114
		40,461,897
TOTAL COMMON STOCKS (Cost $944,267,603)		1,302,086,014
Money Market Funds - 21.0%

Fidelity Cash Central Fund, 2.31% (b)	40,509,071	40,509,071
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	241,449,026	241,449,026
TOTAL MONEY MARKET FUNDS (Cost $281,958,097)		281,958,097
TOTAL INVESTMENT PORTFOLIO - 117.9% (Cost $1,226,225,700)	1,584,044,111
NET OTHER ASSETS - (17.9)%	(240,577,797)
NET ASSETS - 100%	$ 1,343,466,314
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Chiyoda Integre Co. Ltd.	$ 14,601,757	$ -	$ 151,806	$ -	$ 15,895,151
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,227,169,498. Net unrealized appreciation aggregated $356,874,613, of which $379,347,384 related to appreciated investment securities and $22,472,771 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Aggressive International Fund

January 31, 2005

IVF-QTLY-0305

1.813010.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Australia - 2.2%
CSL Ltd.	639,814	$ 15,341,788
Bahamas (Nassau) - 0.7%
Kerzner International Ltd. (a)	82,200	4,959,126
Bermuda - 0.2%
GOME Electrical Appliances Holdings Ltd. (a)	1,266,000	1,233,562
Brazil - 3.5%
Aracruz Celulose SA sponsored ADR	491,000	17,160,450
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	475,900	6,962,417
TOTAL BRAZIL		24,122,867
Canada - 3.3%
Canadian Natural Resources Ltd.	228,100	10,060,992
EnCana Corp.	210,890	12,465,969
TOTAL CANADA		22,526,961
Cayman Islands - 0.1%
Ctrip.com International Ltd. ADR (a)	18,285	753,324
Foxconn International Holdings Ltd. (a)	194,000	96,504
TOTAL CAYMAN ISLANDS		849,828
China - 2.1%
Global Bio-Chem Technology Group Co. Ltd.	9,530,000	6,781,092
People's Food Holdings Ltd.	6,040,000	5,349,050
Weichai Power Co. Ltd. (H Shares)	719,000	2,253,832
TOTAL CHINA		14,383,974
Denmark - 2.1%
Novo Nordisk AS Series B	268,700	14,307,574
Egypt - 0.3%
Orascom Telecom SAE GDR (a)	72,832	2,279,642
France - 12.1%
Alcatel SA (RFD) (a)	1,790,000	25,632,805
Pernod-Ricard	69,600	9,851,827
Societe Generale Series A	117,399	11,690,564
Technip-Coflexip SA	37,700	6,314,256
Thomson SA	574,000	14,559,030
Total SA Series B	69,693	14,990,964
TOTAL FRANCE		83,039,446
Germany - 6.6%
Allianz AG (Reg.)	42,400	5,026,275
Deutsche Telekom AG (Reg.) (a)	755,367	16,338,588
HeidelbergCement AG	147,739	9,936,251
Siemens AG (Reg.)	173,600	13,785,576
TOTAL GERMANY		45,086,690
Greece - 1.0%
Public Power Corp. of Greece	222,900	6,502,014

	Shares	Value
Hong Kong - 3.2%
China Merchants Holdings International Co. Ltd.	2,206,000	$ 4,341,378
Li & Fung Ltd.	2,238,000	3,687,032
Solomon Systech Ltd.	5,644,000	1,537,658
Techtronic Industries Co. Ltd.	5,598,500	12,525,090
TOTAL HONG KONG		22,091,158
India - 4.8%
Bank of Baroda	1,397,872	6,643,936
State Bank of India	1,231,998	19,814,152
Zee Telefilms Ltd.	1,868,734	6,625,881
TOTAL INDIA		33,083,969
Italy - 2.4%
Banca Intesa Spa	947,600	4,399,433
e.Biscom Spa (a)	62,100	3,006,963
ENI Spa	373,200	9,121,008
TOTAL ITALY		16,527,404
Japan - 11.7%
Aisin Seiki Co. Ltd.	164,200	3,882,171
Credit Saison Co. Ltd.	114,500	3,889,409
Don Quijote Co. Ltd.	68,100	3,732,767
Fast Retailing Co. Ltd.	68,400	4,653,510
Fuji Photo Film Co. Ltd.	72,100	2,617,951
Honda Motor Co. Ltd.	126,300	6,630,750
Hoya Corp.	48,600	5,004,217
JAFCO Co. Ltd.	100,600	6,795,657
Matsui Securities Co. Ltd.	104,100	3,706,914
Mitsui Trust Holdings, Inc.	437,000	4,621,973
Net One Systems Co. Ltd.	845	3,318,842
Nomura Holdings, Inc.	487,000	6,443,010
Sega Sammy Holdings, Inc. (a)	12,400	798,147
SKY Perfect Communications, Inc.	4,393	3,921,375
Softbank Corp.	160,800	7,603,571
Sumitomo Mitsui Financial Group, Inc.	1,828	12,807,025
TOTAL JAPAN		80,427,289
Korea (South) - 0.1%
Korea Exchange Bank (a)	98,480	852,886
Mexico - 0.5%
Grupo Mexico SA de CV Series B (a)	688,199	3,467,513
Netherlands - 6.6%
ASML Holding NV (a)	507,300	8,334,939
ASML Holding NV (NY Shares) (a)	1,431,700	23,522,831
ING Groep NV (Certificaten Van Aandelen)	290,100	8,372,286
QIAGEN NV (a)	476,240	5,124,342
TOTAL NETHERLANDS		45,354,398
Common Stocks - continued
	Shares	Value
Spain - 1.5%
Antena 3 Television SA (a)	33,800	$ 2,588,227
Telefonica SA	433,900	7,883,963
TOTAL SPAIN		10,472,190
Sweden - 1.1%
Hennes & Mauritz AB (H&M) (B Shares)	230,200	7,591,110
Switzerland - 15.3%
ABB Ltd. (Reg.) (a)	1,711,595	9,414,888
Actelion Ltd. (Reg.) (a)	234,782	22,274,620
Credit Suisse Group (Reg.)	276,795	11,163,142
Julius Baer Holding AG (Bearer)	13,295	4,648,973
Nestle SA (Reg.)	26,127	6,856,154
Novartis AG (Reg.)	140,599	6,731,880
Phonak Holding AG	92,379	3,107,919
Roche Holding AG (participation certificate)	100,778	10,730,893
The Swatch Group AG (Reg.)	335,777	9,446,773
UBS AG (Reg.)	254,848	20,739,530
TOTAL SWITZERLAND		105,114,772
Taiwan - 1.8%
ASUSTeK Computer, Inc.	1,334,000	3,599,184
Hon Hai Precision Industries Co. Ltd.	897,000	3,939,765
Optimax Technology Corp.	1,922,000	4,733,396
TOTAL TAIWAN		12,272,345
United Kingdom - 12.1%
BAE Systems PLC	1,107,800	5,122,187
BHP Billiton PLC	495,900	6,136,236
BP PLC	690,200	6,858,287
British Airways PLC (a)	1,642,300	8,252,557
Capita Group PLC	692,000	4,672,376
HSBC Holdings PLC (United Kingdom) (Reg.)	612,000	10,162,872
Invensys PLC (a)	18,718,900	6,874,759
Kesa Electricals PLC	579,800	3,488,925
Man Group PLC	229,000	5,865,661
NDS Group PLC sponsored ADR (a)	13,300	471,751
Vodafone Group PLC	9,690,787	25,176,663
TOTAL UNITED KINGDOM		83,082,274
United States of America - 1.0%
NTL, Inc. (a)	101,805	6,925,794
TOTAL COMMON STOCKS (Cost $566,428,695)		661,896,574
Money Market Funds - 10.2%
	Shares	Value
Fidelity Cash Central Fund, 2.31% (b)	41,345,171	$ 41,345,171
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	28,601,646	28,601,646
TOTAL MONEY MARKET FUNDS (Cost $69,946,817)		69,946,817
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $636,375,512)	731,843,391
NET OTHER ASSETS - (6.5)%	(44,859,929)
NET ASSETS - 100%	$ 686,983,462
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $637,150,894. Net unrealized appreciation aggregated $94,692,497, of which $102,530,488 related to appreciated investment securities and $7,837,991 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pacific Basin Fund

January 31, 2005

PAF-QTLY-0305

1.813019.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Australia - 13.5%
ABC Learning Centres Ltd.	572,818	$ 2,463,039
Adsteam Marine Ltd.	812,416	969,306
Amcor Ltd.	191,000	1,050,638
AMP Ltd.	325,806	1,925,951
BHP Billiton Ltd.	726,230	9,266,695
Billabong International Ltd.	269,567	2,516,607
Bradken Ltd.	900,414	2,023,028
Computershare Ltd.	287,100	1,316,790
ConnectEast Group	3,680,317	2,138,494
CSL Ltd.	151,469	3,632,001
DCA Group Ltd.	1,060,000	2,759,350
Downer EDI Ltd.	888,015	3,522,507
JB Hi-Fi Ltd.	241,389	706,921
Macquarie Airports unit	1,123,538	3,011,795
Macquarie Bank Ltd.	90,548	3,426,928
Macquarie Communications Infrastructure Group unit	681,000	3,334,462
Macquarie Infrastructure Group unit	796,400	2,350,812
Newcrest Mining Ltd.	269,887	3,562,978
PaperlinX Ltd.	600,000	2,110,419
Promina Group Ltd.	762,821	3,150,006
QBE Insurance Group Ltd.	260,135	3,073,479
Ramsay Health Care Ltd.	250,588	1,411,420
Sonic Healthcare Ltd.	220,899	1,903,093
United Group Ltd.	549,800	3,066,894
Westfield Group unit	284,478	3,755,605
TOTAL AUSTRALIA		68,449,218
Bermuda - 0.4%
GOME Electrical Appliances Holdings Ltd. (a)	1,337,000	1,302,743
Skyworth Digital Holdings Ltd.	3,418,000	508,328
TOTAL BERMUDA		1,811,071
Cayman Islands - 0.9%
Dynasty Fine Wines Group Ltd.	3,010,000	1,167,362
Foxconn International Holdings Ltd. (a)	142,000	70,637
Hutchison Telecommunications International Ltd.	1,380,000	1,238,485
Kingboard Chemical Holdings Ltd.	464,000	1,038,071
Kingboard Chemical Holdings Ltd. warrants 12/31/06 (a)	53,400	25,674
Lifestyle International Holdings Ltd.	639,500	983,865
TOTAL CAYMAN ISLANDS		4,524,094
China - 2.7%
Beijing Media Corp. Ltd. (H Shares)	226,000	624,409
China Petroleum & Chemical Corp. (H Shares)	5,086,000	2,042,029
Chitaly Holdings Ltd.	544,000	418,470
Global Bio-Chem Technology Group Co. Ltd.	4,774,000	3,396,950
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	221,500	8,945

	Shares	Value
Li Ning Co. Ltd.	2,464,000	$ 1,160,945
People's Food Holdings Ltd.	2,420,000	2,143,163
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	1,111,500	1,845,410
Tong Ren Tang Technologies Co. Ltd. (H Shares)	567,000	1,308,487
Weichai Power Co. Ltd. (H Shares)	123,000	385,565
Wumart Stores, Inc. (H Shares) (a)	85,000	135,131
TOTAL CHINA		13,469,504
Hong Kong - 7.9%
China Overseas Land & Investment Ltd.	4,392,000	1,098,021
China Travel International Investment HK Ltd.	3,556,000	1,128,368
Cosco Pacific Ltd.	1,368,000	2,850,055
Esprit Holdings Ltd.	1,098,500	6,351,706
Hanny Holdings Ltd.	734,000	371,712
Henderson Land Development Co. Ltd.	350,000	1,660,288
Hengan International Group Co. Ltd.	522,000	321,237
Hong Kong & China Gas Co. Ltd.	966,000	2,006,346
Hutchison Whampoa Ltd.	305,000	2,776,335
Hutchison Whampoa Ltd. ADR	41,000	1,879,850
Paul Y-ITC Construction Holdings Ltd.	14,648,000	4,788,861
Shun Tak Holdings Ltd.	3,136,000	2,874,722
Solomon Systech Ltd.	6,846,000	1,865,132
Techtronic Industries Co. Ltd.	2,480,000	5,548,312
Television Broadcasts Ltd.	511,000	2,424,021
Wharf Holdings Ltd.	582,000	1,880,344
TOTAL HONG KONG		39,825,310
India - 5.2%
Alembic Ltd.	194,510	1,349,025
Bajaj Hindusthan Ltd. (a)	299,300	1,149,677
Bank of Baroda	545,911	2,594,656
Bharat Forge Ltd.	4,090	126,692
Cipla Ltd.	121,323	796,543
Crompton Greaves Ltd.	192,701	1,255,460
Geodesic Information Systems Ltd.	162,024	3,972,549
Housing Development Finance Corp. Ltd.	117,800	2,100,130
Infosys Technologies Ltd.	44,572	2,112,587
Kotak Mahindra Bank Ltd.	281,729	1,860,980
Max India Ltd. (a)	265,000	2,470,884
National Thermal Power Corp.	38,900	77,096
Pantaloon Retail India Ltd.	97,649	1,686,624
Pfizer Ltd.	85,600	1,322,294
State Bank of India	224,140	3,604,831
TOTAL INDIA		26,480,028
Indonesia - 2.0%
PT Indocement Tunggal Prakarsa Tbk (a)	3,467,000	1,305,093
PT Indosat Tbk	4,913,285	3,055,733
PT Mitra Adiperkasa Tbk	38,096,500	3,242,263
PT Telkomunikasi Indonesia Tbk Series B	5,140,000	2,691,987
TOTAL INDONESIA		10,295,076
Common Stocks - continued
	Shares	Value
Japan - 48.0%
Aisin Seiki Co. Ltd.	182,900	$ 4,324,294
Aruze Corp.	51,800	1,279,691
Asahi Breweries Ltd.	162,000	2,021,385
Bookoff Corp.	73,000	1,504,029
Bridgestone Corp.	261,000	5,125,549
Canon, Inc.	84,700	4,453,526
Casio Computer Co. Ltd.	153,000	2,142,369
Chugai Pharmaceutical Co. Ltd.	167,100	2,634,899
Commuture Corp.	120,000	1,191,604
Cosmo Oil Co. Ltd.	304,000	953,438
Don Quijote Co. Ltd.	39,300	2,154,152
East Japan Railway Co.	1,036	5,588,651
Fast Retailing Co. Ltd.	20,800	1,415,103
Forval Corp. (a)	900	10,162
Fuji Photo Film Co. Ltd.	118,400	4,299,104
Fuji Seal International, Inc.	52,300	2,114,712
Fujitsu Ltd.	438,000	2,544,521
Fullcast Co. Ltd.	662	1,859,030
Geomatec Co. Ltd.	38,800	934,195
H.I.S. Co. Ltd.	166,400	3,629,086
Hamakyorex Co. Ltd.	62,700	2,668,343
Hikari Tsushin, Inc.	69,300	5,557,375
Hitachi Metals Ltd.	165,000	1,087,527
Hitachi Software Engineerng Co. Ltd.	69,300	1,332,165
Hokuhoku Financial Group, Inc.	20,000	54,041
Honda Motor Co. Ltd.	71,100	3,732,750
Hoya Corp.	44,400	4,571,754
Intelligent Wave, Inc.	814	2,026,654
JAFCO Co. Ltd.	37,300	2,519,662
JSR Corp.	77,300	1,641,110
Kadokawa Holdings, Inc.	26,000	981,037
Kamigumi Co. Ltd.	200,000	1,634,741
Kaneka Corp. (a)	155,000	1,726,128
Keio Electric Railway Co. Ltd.	328,000	1,949,800
Konica Minolta Holdings, Inc.	351,000	4,403,378
Koyo Seiko Co. Ltd.	131,000	1,807,768
Mars Engineering Corp.	55,900	2,093,047
Millea Holdings, Inc.	386	5,326,707
Mitsubishi Securities Co. Ltd.	172,000	1,668,130
Mitsui & Co. Ltd.	275,000	2,550,302
Mitsui Trust Holdings, Inc.	407,000	4,304,676
Mizuho Financial Group, Inc.	703	3,385,255
NEC Corp.	252,000	1,444,516
Net One Systems Co. Ltd.	243	954,413
Nidec Corp.	6,900	773,732
Nikko Cordial Corp.	426,000	2,010,268
Nippon Chemi-con Corp.	439,000	2,363,928
Nippon Electric Glass Co. Ltd.	318,000	4,185,785
Nippon Electric Glass Co. Ltd. New (a)	228,000	2,992,328
Nippon Mining Holdings, Inc.	464,500	2,348,835
Nippon Shinpan Co. Ltd. (a)	881,000	3,698,287
Nishi-Nippon City Bank Ltd.	187,000	747,097

	Shares	Value
Nishimatsuya Chain Co. Ltd.	43,800	$ 1,614,630
Nissin Co. Ltd.	665,900	1,690,053
Nitto Denko Corp.	91,600	4,870,601
Nittoku Engineering Co. Ltd.	110,500	1,014,094
NOK Corp.	90,500	2,593,824
Oracle Corp. Japan	23,700	1,187,001
ORIX Corp.	38,300	5,059,850
Ricoh Co. Ltd.	242,000	4,271,344
Riso Kyoiku Co. Ltd.	2,745	1,650,311
Ryohin Keikaku Co. Ltd.	43,300	2,218,799
Sanden Corp.	304,000	1,804,198
Sankyo Co. Ltd. (Gunma)	26,800	1,448,299
Sega Sammy Holdings, Inc. (a)	64,600	4,158,089
Seiyu Ltd. (a)	820,000	1,875,416
SFCG Co. Ltd.	22,780	5,698,023
Softbank Corp.	68,300	3,229,626
Sony Corp.	65,900	2,439,618
Stanley Electric Co. Ltd.	237,500	3,623,522
Sumisho Lease Co. Ltd.	24,200	952,820
Sumitomo Electric Industries Ltd.	151,000	1,649,525
Sumitomo Forestry Co. Ltd.	325,000	3,293,124
Sumitomo Mitsui Financial Group, Inc.	804	5,632,849
Sumitomo Rubber Industries Ltd.	344,000	3,269,867
T&D Holdings, Inc.	56,700	2,659,223
Takara Holdings, Inc.	217,000	1,855,363
Teijin Ltd.	691,000	2,860,690
Terumo Corp.	80,000	2,312,183
TIS, Inc.	37,200	1,647,749
Tokyu Land Corp.	491,000	2,260,140
Toyota Motor Corp.	412,300	16,118,870
UFJ Holdings, Inc. (a)	779	4,653,327
USS Co. Ltd.	57,480	4,753,714
Yamanouchi Pharmaceutical Co. Ltd.	152,900	5,562,683
Yamato Transport Co. Ltd.	313,000	4,684,806
TOTAL JAPAN		243,335,270
Korea (South) - 9.0%
Core Logic, Inc.	12,600	529,040
GS Holdings Corp. (a)	31,181	692,574
Hyundai Engineering & Construction Co. Ltd. (a)	73,570	1,322,325
Hyundai Heavy Industries Co. Ltd.	31,940	1,376,858
Hyundai Mipo Dockyard Co. Ltd. (a)	64,530	3,136,918
Hyundai Motor Co.	101,540	5,757,065
Hyundai Securities Co. Ltd. (a)	336,980	1,887,613
INSUN ENT Co. Ltd.	40,600	834,544
Jahwa Electronics Co. Ltd.	136,170	1,538,794
Jeonbuk Bank	219,513	936,646
Kia Motors Corp.	214,590	2,634,032
Kookmin Bank (a)	85,890	3,681,597
Kumho Electric Co. Ltd.	101,459	4,230,341
LG Corp.	57,908	1,128,261
LG Electronics, Inc.	30,000	2,063,322
NCsoft Corp. (a)	20,960	1,533,459
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Pulmuone Co. Ltd.	20,670	$ 978,628
Seoul Semiconductor Co. Ltd.	49,338	922,834
SFA Engineering Corp.	168,200	3,629,449
Shinhan Financial Group Co. Ltd.	162,000	4,063,809
SK Corp.	53,630	2,847,379
TOTAL KOREA (SOUTH)		45,725,488
Malaysia - 1.0%
Public Bank BHD (For. Reg.)	1,342,556	2,844,099
Southern Bank BHD	786,100	736,452
Telekom Malaysia BHD	581,000	1,681,842
TOTAL MALAYSIA		5,262,393
Philippines - 1.0%
Philippine Long Distance Telephone Co. (a)	53,000	1,371,187
Philippine Long Distance Telephone Co. sponsored ADR (a)	140,000	3,640,000
TOTAL PHILIPPINES		5,011,187
Singapore - 3.5%
Accord Customer Care Solutions Ltd. (a)	4,793,000	2,532,184
CapitaLand Ltd.	2,724,000	3,809,907
Citiraya Industries Ltd.	1,791,000	1,181,384
ComfortDelgro Corp. Ltd.	1,900,000	1,740,671
Fortune Real Estate Investment Trust	1,137,000	962,095
HTL International Holdings Ltd.	3,177,000	2,774,757
Hyflux Ltd.	579,000	993,703
Keppel Corp. Ltd.	468,000	2,629,695
Pertama Holdings Ltd.	5,313,000	908,593
Petra Foods Ltd.	154,000	95,938
TOTAL SINGAPORE		17,628,927
Taiwan - 2.7%
Acer, Inc.	854,000	1,339,608
Asia Optical Co., Inc.	211,000	1,257,725
Chinatrust Financial Holding Co.	1,715,494	1,921,353
Far EasTone Telecommunications Co. Ltd.	2,539,700	2,908,205
Hon Hai Precision Industries Co. Ltd.	114,599	503,337
Merry Electronics Co. Ltd.	969,892	2,190,815
Pihsiang Machinery Manufacturing Co.	83,000	183,576
Taiwan Fertilizer Co. Ltd.	1,675,000	1,928,549
Yuen Foong Yu Paper Manufacturing Co.	2,337,000	1,202,409
TOTAL TAIWAN		13,435,577
Thailand - 1.3%
Advanced Info Service PCL (For. Reg.)	1,045,500	2,874,786
Italian-Thai Development PCL (a)	2,645,400	768,573
Thai Oil PCL (a)	992,000	1,338,106
True Corp. PCL (a)	5,798,000	1,549,141
True Corp. PCL rights 4/30/08 (a)	206,113	0
TOTAL THAILAND		6,530,606

	Shares	Value
United States of America - 0.2%
ResMed, Inc. CHESS Depositary Interests (a)	207,151	$ 1,051,211
TOTAL COMMON STOCKS (Cost $423,325,223)		502,834,960
Nonconvertible Preferred Stocks - 0.2%

Korea (South) - 0.2%
LG Electronics, Inc. (Cost $845,811)	26,450	963,692
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 2.31% (b)	1,593,270	1,593,270
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	21,024,018	21,024,018
TOTAL MONEY MARKET FUNDS (Cost $22,617,288)		22,617,288
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $446,788,322)	526,415,940
NET OTHER ASSETS - (3.9)%	(19,882,781)
NET ASSETS - 100%	$ 506,533,159
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $450,936,966. Net unrealized appreciation aggregated $75,478,974, of which $85,963,625 related to appreciated investment securities and $10,484,651 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Latin America Fund

January 31, 2005

LAF-QTLY-0305

1.813035.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Argentina - 0.9%
Grupo Financiero Galicia SA sponsored ADR (a)	111,300	$ 958,293
Inversiones y Representaciones SA sponsored GDR (a)	124,600	1,525,104
Telecom Argentina SA sponsored ADR (a)	214,800	2,422,944
TOTAL ARGENTINA		4,906,341
Brazil - 50.5%
Aracruz Celulose SA sponsored ADR	116,500	4,071,675
Banco Bradesco SA:
rights 1/27/05 (a)	13,890	132,042
(PN)	376,587	9,354,047
sponsored ADR (non-vtg.)	194,550	4,785,930
Banco do Brasil SA	220,300	2,609,349
Banco Itau Holding Financeira SA:
(PN)	126,504	18,911,592
sponsored ADR (non-vtg.)	6,600	493,944
Bradespar SA	75,400	2,596,861
Brasil Telecom Participacoes SA	244,768,400	2,434,736
Braskem SA Series A (a)	107,883,000	4,801,141
Caemi Mineracao E Metalurgia SA (PN) (a)	11,171,700	10,320,376
Centrais Electricas Brasileiras (Electrobras) SA (PN-B)	211,663,100	2,661,204
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	72,900	1,608,903
Companhia de Bebidas das Americas (AmBev) sponsored ADR	323,526	8,249,913
Companhia Energetica Minas Gerais (CEMIG) (PN)	213,733,654	4,735,436
Companhia Paranaense de Energia-Copel sponsored ADR	232,200	1,037,934
Companhia Vale do Rio Doce:
(PN-A)	204,000	5,067,157
sponsored:
ADR	720,400	21,792,100
ADR (non-vtg.)	638,800	16,072,208
Compania de Saneamento Basico do Estado de Sao Paulo (SABESP) ADR	177,300	2,338,587
Diagnosticos da America SA	274,000	2,835,787
Eletropaulo Metropolitana SA (a)	42,246,700	1,028,638
Embraer - Empresa Brasileira de Aeronautica SA	80,100	426,168
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	234,043	7,454,270
Empresa Nacional de Comercio Redito e Participacoes SA (PN) (a)	11,465,310	48,343
Gerdau SA	113,700	1,666,624
Gerdau SA sponsored ADR	337,620	5,688,897
Itausa Investimentos Itau SA	552,000	954,278
Natura Cosmeticos SA	122,700	3,005,416

	Shares	Value
Petroleo Brasileiro SA Petrobras:
(PN)	306,570	$ 10,964,038
sponsored:
ADR	501,700	20,394,105
ADR (non-vtg.)	739,900	26,525,415
Ripasa SA Celulose E Papel (PN)	662,200	977,258
Sadia SA	1,110,300	2,140,758
Siderurgica Nacional Compania ADR	415,600	8,415,900
Suzano Bahia Sul Papel e Celulose SA	301,901	1,423,406
Tele Centro Oeste Celular Participacoes SA ADR (non-vtg.) (a)	143,188	1,410,402
Tele Leste Celular Participacoes SA sponsored ADR (non-vtg.) (a)	2,047	18,443
Tele Norte Leste Participacoes SA	169,800	2,951,063
Tele Norte Leste Participacoes SA ADR (non-vtg.)	602,300	8,679,143
Telebras sponsored ADR	185,000	5,144,850
Telemar Norte Leste SA (PN-A)	73,302	1,663,400
Telesp Celular Participacoes SA ADR (a)	420,700	2,608,340
TIM Participacoes SA sponsored ADR (non-vtg.)	103,184	1,473,468
Uniao de Bancos Brasileiros SA (Unibanco) GDR	257,900	7,940,741
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	737,300	15,120,189
Votorantim Celulose e Papel SA:
(PN)	82,565	1,202,649
sponsored ADR (non-vtg.)	195,750	2,863,823
TOTAL BRAZIL		269,100,947
Chile - 3.6%
Banco Santander Chile sponsored ADR	107,628	3,481,766
Compania Acero del Pacifico SA	180,800	1,553,702
CorpBanca SA ADR (a)	68,700	1,826,733
Empresa Nacional de Electricidad SA sponsored ADR	246,000	4,218,900
Enersis SA sponsored ADR (a)	618,700	4,955,787
Sociedad Quimica y Minera de Chile SA (SQM) sponsored ADR	29,600	1,778,960
Vina Concha y Toro SA sponsored ADR	16,500	1,171,500
TOTAL CHILE		18,987,348
Luxembourg - 1.5%
Tenaris SA sponsored ADR	160,369	7,906,192
Mexico - 38.8%
Alfa SA de CV Series A	832,400	4,281,839
America Movil SA de CV sponsored ADR	914,300	48,512,756
America Telecom SA de CV Series A1 (a)	855,000	2,494,315
Cemex SA de CV sponsored ADR	737,073	27,625,496
Consorcio ARA SA de CV (a)	776,300	2,828,647
Corporacion Geo SA de CV Series B (a)	1,122,100	2,695,025
Fomento Economico Mexicano SA de CV sponsored ADR	226,600	12,182,016
Gruma SA de CV Class B	604,500	1,438,366
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Aeroportuario del Sureste SA de CV Series B ADR	52,600	$ 1,399,686
Grupo Bimbo SA de CV Series A	743,600	2,076,306
Grupo Financiero Banorte SA de CV Series O	831,800	5,348,998
Grupo Financiero Inbursa SA de CV Series O	1,822,200	3,656,855
Grupo Mexico SA de CV Series B (a)	1,059,000	5,335,806
Grupo Modelo SA de CV Series C	1,803,800	4,869,015
Grupo Televisa SA de CV sponsored ADR	345,600	20,331,648
Industrias Penoles SA de CV	214,000	1,122,416
Telefonos de Mexico SA de CV sponsored ADR	1,115,200	41,541,200
TV Azteca SA de CV sponsored ADR	155,700	1,440,225
Urbi, Desarrollos Urbanos, SA de CV	464,300	2,510,313
Wal-Mart de Mexico SA de CV Series V	4,390,955	15,152,115
TOTAL MEXICO		206,843,043
Peru - 0.9%
Compania de Minas Buenaventura SA sponsored ADR	220,600	4,692,162
United Kingdom - 0.4%
Antofagasta PLC	95,900	2,203,540
TOTAL COMMON STOCKS (Cost $339,207,923)		514,639,573
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 2.31% (b)	20,599,403	20,599,403
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	3,823,275	3,823,275
TOTAL MONEY MARKET FUNDS (Cost $24,422,678)		24,422,678
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $363,630,601)	539,062,251
NET OTHER ASSETS - (1.2)%	(6,559,170)
NET ASSETS - 100%	$ 532,503,081
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $365,911,946. Net unrealized appreciation aggregated $173,150,305, of which $175,880,346 related to appreciated investment securities and $2,730,041 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nordic Fund

January 31, 2005

NOR-QTLY-0305

1.813058.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Bermuda - 1.4%
Frontline Ltd.	17,300	$ 861,718
Golar LNG Ltd. (a)	99,300	1,341,860
TOTAL BERMUDA		2,203,578
Denmark - 8.3%
Coloplast AS Series B	16,600	880,999
Danske Bank AS	189,720	5,541,198
GN Store Nordic AS	115,100	1,239,867
Kobenhaven Lufthave AS	1,100	240,454
Novo Nordisk AS Series B	65,195	3,471,464
Novozymes AS Series B	29,200	1,396,273
TOTAL DENMARK		12,770,255
Estonia - 2.0%
Hansabank SA	240,500	3,137,812
Finland - 14.5%
Fortum Oyj	98,000	1,749,945
Kesko Oyj	15,800	406,314
Marimekko Oyj	16,700	329,984
Nokia Corp.	782,995	11,964,164
Nokian Tyres Ltd.	12,560	1,804,870
Stora Enso Oyj (R Shares)	121,500	1,749,912
TietoEnator Oyj	21,160	619,170
UPM-Kymmene Corp.	115,900	2,447,808
Vacon Oyj	70,900	1,144,049
TOTAL FINLAND		22,216,216
Iceland - 0.8%
Ossur Hf (a)	923,642	1,230,131
Luxembourg - 2.8%
Millicom International Cellular SA unit (a)	42,160	874,576
SBS Broadcasting SA (a)	16,200	609,930
Stolt Offshore SA (a)	192,200	1,343,919
Stolt-Nielsen SA (a)	41,700	1,405,474
TOTAL LUXEMBOURG		4,233,899
Norway - 21.2%
Camillo Eitzen & Co. ASA	184,000	1,792,541
Catch Communications ASA	114,500	390,413
DnB NOR ASA	392,000	3,587,910
Farstad Shipping ASA (a)	55,800	679,509
Fred Olsen Energy ASA (a)	42,300	571,608
Leroy Seafood Group ASA (a)	71,000	423,937
Norsk Hydro ASA	31,000	2,376,460
Ocean RIG ASA (a)	410,800	2,226,943
Olav Thon Eiendomsselskap AS (a)	6,100	445,700
Orkla ASA (A Shares)	70,135	2,292,228
Otrum Electronics ASA (a)	188,000	886,214
Schibsted AS (B Shares)	74,200	2,034,506
Solstad Offshore ASA (a)	91,600	1,079,484
Statoil ASA	111,300	1,687,649

	Shares	Value
Steen & Stroem ASA (a)	4,800	$ 128,218
Storebrand ASA (A Shares)	443,700	3,921,675
Tandberg ASA	469,400	5,089,226
TANDBERG Television ASA (a)	79,800	821,304
Telenor ASA	216,700	1,991,931
TOTAL NORWAY		32,427,456
Sweden - 43.8%
Assa Abloy AB (B Shares)	125,602	1,985,582
Atlas Copco AB (A Shares)	37,100	1,727,643
Axfood AB	45,850	1,243,019
Concordia Maritime AB (B Shares)	171,700	837,633
Elekta AB (B Shares) (a)	39,300	1,220,060
Forenings Sparbanken AB (A Shares)	56,100	1,308,216
Getinge AB (B Shares)	66,760	869,134
Hennes & Mauritz AB (H&M) (B Shares)	193,140	6,369,014
Hexagon AB (B Shares)	60,000	2,609,479
Intrum Justitia AB (a)	256,700	1,845,402
Lindex AB	20,100	905,807
Mekonomen AB	63,100	1,850,599
Modern Times Group AB (MTG) (B Shares) (a)	43,300	1,152,205
NCC AB Series B	49,800	712,457
NeoNet AB (a)	112,000	121,776
Nordea Bank AB	657,600	6,091,589
Observer AB	200,383	989,029
OMX AB (a)	49,900	590,742
ORC Software AB	80,300	626,096
Peab AB	27,600	267,515
POOLiA AB (B Shares)	57,900	270,867
Readsoft AB (B Shares) (a)	194,556	434,208
Sandvik AB	64,600	2,633,943
Securitas AB (B Shares)	100,900	1,595,080
Skandia Foersaekrings AB	390,900	2,024,432
Skandinaviska Enskilda Banken AB (A Shares)	72,600	1,293,109
Skanska AB (B Shares)	51,500	596,790
SKF AB (B Shares)	18,000	827,909
Svenska Handelsbanken AB (A Shares)	221,916	5,254,310
Tele2 AB (B Shares)	21,100	721,455
Telefonaktiebolaget LM Ericsson (B Shares) (a)	4,286,200	12,571,423
Uniflex AB (a)	11,580	86,561
Volvo AB (B Shares)	125,800	5,102,262
Wihlborgs Fastigheter AB	16,300	328,803
TOTAL SWEDEN		67,064,149
Switzerland - 3.0%
Nobel Biocare Holding AG (Switzerland)	25,790	4,522,659
United Kingdom - 0.3%
Group 4 Securicor PLC (a)	184,418	490,989
Common Stocks - continued
	Shares	Value
United States of America - 1.2%
Royal Caribbean Cruises Ltd.	36,250	$ 1,913,846
TOTAL COMMON STOCKS (Cost $125,366,512)		152,210,990
Money Market Funds - 6.2%

Fidelity Cash Central Fund, 2.31% (b)	975,854	975,854
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	8,486,766	8,486,766
TOTAL MONEY MARKET FUNDS (Cost $9,462,620)		9,462,620
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $134,829,132)	161,673,610
NET OTHER ASSETS - (5.5)%	(8,463,942)
NET ASSETS - 100%	$ 153,209,668
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $136,103,638. Net unrealized appreciation aggregated $25,569,972, of which $31,930,128 related to appreciated investment securities and $6,360,156 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Overseas Fund

January 31, 2005

OVE-QTLY-0305

1.813070.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Australia - 0.7%
CSL Ltd.	1,409,544	$ 33,798,768
Belgium - 0.4%
Fortis	620,700	16,746,722
Brazil - 1.6%
Aracruz Celulose SA sponsored ADR	572,300	20,001,885
Tele Norte Leste Participacoes SA ADR (non-vtg.)	930,400	13,407,064
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	771,700	15,825,648
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	1,457,200	21,318,836
TOTAL BRAZIL		70,553,433
Canada - 2.8%
Alcan, Inc.	326,400	13,016,024
EnCana Corp.	567,400	33,539,716
Novelis, Inc.	65,280	1,455,459
Research In Motion Ltd. (a)	510,100	36,301,545
Talisman Energy, Inc.	1,355,400	40,409,170
Tembec, Inc. (a)	596,900	3,246,505
TOTAL CANADA		127,968,419
Cayman Islands - 0.0%
Foxconn International Holdings Ltd. (a)	1,280,000	636,730
China - 0.7%
BYD Co. Ltd. (H Shares)	1,422,500	4,331,413
China Telecom Corp. Ltd. sponsored ADR	399,240	14,903,629
Global Bio-Chem Technology Group Co. Ltd.	13,324,000	9,480,721
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	1,054,250	42,576
People's Food Holdings Ltd.	3,432,000	3,039,394
TOTAL CHINA		31,797,733
Denmark - 0.8%
Coloplast AS Series B	112,200	5,954,705
Danske Bank AS	337,550	9,858,905
Novo Nordisk AS Series B	387,080	20,611,000
TOTAL DENMARK		36,424,610
Finland - 1.9%
Nokia Corp.	5,562,560	84,995,917
France - 10.3%
Accor SA	399,306	17,466,485
Alcatel SA sponsored ADR (a)	3,251,300	46,558,616
AXA SA	1,370,760	33,268,345
BNP Paribas SA	726,498	52,411,883
Credit Agricole SA	244,400	7,278,889
Dassault Systemes SA	227,047	10,561,851
France Telecom SA	929,483	29,148,587
L'Oreal SA	159,616	11,952,099
Lagardere S.C.A. (Reg.)	81,700	6,165,642
Pernod-Ricard	139,900	19,802,739

	Shares	Value
Sanofi-Aventis sponsored ADR	999,600	$ 37,205,112
Thomson SA	946,200	23,999,572
Total SA Series B	565,869	121,718,422
Vivendi Universal SA sponsored ADR (a)	1,528,700	48,368,068
TOTAL FRANCE		465,906,310
Germany - 9.5%
Allianz AG (Reg.)	1,186,400	140,640,874
BASF AG	576,278	39,538,434
Bayerische Hypo-und Vereinsbank AG (a)	894,500	19,668,586
Deutsche Boerse AG	404,746	25,163,941
Deutsche Telekom AG sponsored ADR (a)	4,135,800	89,457,354
E.ON AG	354,491	31,687,950
Infineon Technologies AG sponsored ADR (a)	1,755,800	16,276,266
SAP AG sponsored ADR	598,100	23,158,432
Siemens AG sponsored ADR	569,100	45,192,231
TOTAL GERMANY		430,784,068
Hong Kong - 1.8%
Esprit Holdings Ltd.	1,671,500	9,664,885
Hong Kong Exchanges & Clearing Ltd.	4,078,000	10,169,055
Hutchison Whampoa Ltd.	1,834,300	16,697,154
Techtronic Industries Co. Ltd.	12,624,000	28,242,697
Television Broadcasts Ltd.	1,442,000	6,840,388
Wharf Holdings Ltd.	3,014,000	9,737,726
TOTAL HONG KONG		81,351,905
India - 2.8%
Cipla Ltd.	2,284,618	14,999,594
Dr. Reddy's Laboratories Ltd.	22,405	378,054
HDFC Bank Ltd.	345,657	4,471,485
Housing Development Finance Corp. Ltd.	2,136,540	38,090,085
Infosys Technologies Ltd.	678,960	32,180,791
Reliance Industries Ltd.	745,900	9,097,092
Satyam Computer Services Ltd.	2,437,918	23,080,484
State Bank of India	363,400	5,844,541
TOTAL INDIA		128,142,126
Italy - 0.9%
ENI Spa	1,729,942	42,279,782
Japan - 18.1%
Advantest Corp.	435,700	36,411,696
Aeon Co. Ltd.	1,824,800	30,640,792
Canon, Inc.	427,300	22,467,434
Daiwa Securities Group, Inc.	5,525,000	37,428,710
FamilyMart Co. Ltd.	533,800	17,153,718
Honda Motor Co. Ltd.	512,100	26,885,250
Ito Yokado Ltd.	639,900	25,626,876
JAFCO Co. Ltd.	478,000	32,289,506
Mizuho Financial Group, Inc.	13,345	64,262,051
Murata Manufacturing Co. Ltd.	451,100	23,550,794
Nikko Cordial Corp.	10,467,000	49,393,129
Common Stocks - continued
	Shares	Value
Japan - continued
Nitto Denko Corp.	518,300	$ 27,559,305
Nomura Holdings, Inc.	4,177,000	55,261,710
Oracle Corp. Japan	59,600	2,985,033
ORIX Corp.	178,800	23,621,443
Ricoh Co. Ltd.	1,192,000	21,039,016
Rohm Co. Ltd.	213,200	19,401,457
Softbank Corp.	711,100	33,624,994
Sumitomo Electric Industries Ltd.	1,643,000	17,948,140
Sumitomo Mitsui Financial Group, Inc.	10,948	76,702,032
TDK Corp.	267,000	18,551,508
Tokyo Electron Ltd.	922,400	53,764,015
Toyota Motor Corp.	1,724,800	67,431,056
UFJ Holdings, Inc. (a)	3,889	23,230,794
Yahoo! Japan Corp. (a)	2,604	13,192,762
TOTAL JAPAN		820,423,221
Korea (South) - 3.9%
Honam Petrochemical Corp.	706,250	32,680,829
Hyundai Motor Co.	129,716	7,354,574
Kookmin Bank (a)	634,920	27,215,272
LG Electronics, Inc.	709,350	48,787,242
LG Petrochemical Co. Ltd.	350,610	8,624,356
Samsung Electro-Mechanics Co. Ltd.	368,790	9,161,368
Samsung Electronics Co. Ltd.	42,480	20,484,751
Shinhan Financial Group Co. Ltd.	813,510	20,407,092
TOTAL KOREA (SOUTH)		174,715,484
Netherlands - 6.8%
Aegon NV	2,724,400	36,930,223
ASML Holding NV (a)	10,166,305	167,032,391
EADS NV	698,800	21,358,633
ING Groep NV (Certificaten Van Aandelen)	1,817,164	52,443,353
VNU NV	1,056,239	30,851,890
TOTAL NETHERLANDS		308,616,490
Spain - 2.4%
Banco Bilbao Vizcaya Argentaria SA	1,651,200	27,855,744
Banco Santander Central Hispano SA	2,332,016	27,587,749
Telefonica SA	2,790,310	50,699,933
TOTAL SPAIN		106,143,426
Sweden - 0.7%
Telefonaktiebolaget LM Ericsson ADR (a)	1,022,800	29,998,724
Switzerland - 9.6%
ABB Ltd. (Reg.) (a)	3,052,989	16,793,430
Actelion Ltd. (Reg.) (a)	47,246	4,482,399

	Shares	Value
Compagnie Financiere Richemont unit	602,090	$ 18,838,259
Credit Suisse Group (Reg.)	2,616,902	105,539,658
Nestle SA (Reg.)	136,122	35,720,648
Novartis AG (Reg.)	1,560,474	74,715,495
Phonak Holding AG	334,551	11,255,343
Roche Holding AG (participation certificate)	447,603	47,660,995
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	8,699	6,149,552
UBS AG (Reg.)	1,370,390	111,522,338
TOTAL SWITZERLAND		432,678,117
Taiwan - 2.9%
Acer, Inc.	10,741,000	16,848,627
Hon Hai Precision Industries Co. Ltd.	4,243,495	18,638,096
Taiwan Semiconductor Manufacturing Co. Ltd.	11,254,000	18,359,467
United Microelectronics Corp.	78,652,560	50,090,885
United Microelectronics Corp. sponsored ADR	5,544,400	19,571,732
Yageo Corp. (a)	18,985,000	6,194,322
TOTAL TAIWAN		129,703,129
United Kingdom - 14.6%
3i Group PLC	1,323,230	17,420,278
AstraZeneca PLC (United Kingdom)	959,000	36,058,400
BHP Billiton PLC	1,984,475	24,555,771
BP PLC	8,374,260	83,212,230
British Sky Broadcasting Group PLC (BSkyB)	1,241,700	13,213,190
Hilton Group PLC	1,956,400	10,888,241
HSBC Holdings PLC (United Kingdom) (Reg.)	5,041,737	83,723,084
ITV PLC	8,564,797	18,832,871
Kesa Electricals PLC	2,765,836	16,643,316
Man Group PLC	1,178,702	30,191,556
Reckitt Benckiser PLC	640,100	19,011,750
Rio Tinto PLC (Reg.)	1,534,638	48,187,633
Smith & Nephew PLC	3,464,800	34,259,942
Tesco PLC	3,085,735	17,914,483
Vodafone Group PLC	74,965,359	194,759,984
Xstrata PLC	751,600	13,093,962
TOTAL UNITED KINGDOM		661,966,691
United States of America - 1.5%
Freeport-McMoRan Copper & Gold, Inc. Class B	677,700	24,946,137
Synthes, Inc.	150,210	17,207,285
Telewest Global, Inc. (a)	1,503,482	25,333,672
TOTAL UNITED STATES OF AMERICA		67,487,094
TOTAL COMMON STOCKS (Cost $3,779,097,265)		4,283,118,899
Money Market Funds - 5.4%
	Shares	Value
Fidelity Cash Central Fund, 2.31% (b)	201,377,118	$ 201,377,118
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	41,167,940	41,167,940
TOTAL MONEY MARKET FUNDS (Cost $242,545,058)		242,545,058
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $4,021,642,323)	4,525,663,957
NET OTHER ASSETS - (0.1)%	(4,880,386)
NET ASSETS - 100%	$ 4,520,783,571
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $4,072,335,277. Net unrealized appreciation aggregated $453,328,680, of which $660,326,585 related to appreciated investment securities and $206,997,905 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Small Cap Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2005

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Small Cap Fund

AISC-QTLY-0305

1.813255.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value
Australia - 8.2%
ABC Learning Centres Ltd.	1,766,800	$ 7,596,997
Australian Stock Exchange Ltd.	603,839	9,786,884
Aztec Resources Ltd. (a)	8,737,205	1,387,676
BlueScope Steel Ltd.	2,519,309	18,073,989
Bradken Ltd.	63,288	142,194
Centamin Egypt Ltd. (a)	5,509,616	1,400,869
Centennial Coal Co. Ltd.	4,089,388	12,641,331
Corporate Express Australia Ltd.	1,697,169	7,626,314
CSR Ltd.	1,515,500	2,947,075
DCA Group Ltd.	2,658,600	6,920,761
Dwyka Diamonds Ltd. (a)	4,620,653	3,393,990
Elkedra Diamonds NL	3,000,000	734,526
Fox Resources Ltd. (a)	2,102,336	798,105
Fox Resources Ltd. warrants 6/30/07 (a)	342,636	23,891
Hardman Resources Ltd. (a)	915,681	1,149,267
Hardman Resources Ltd. (UK) (a)	480,653	611,052
JB Hi-Fi Ltd.	1,483,593	4,344,784
Patrick Corp. Ltd.	914,738	4,415,159
Promina Group Ltd.	914,490	3,776,311
QBE Insurance Group Ltd.	1,235,719	14,599,943
Roc Oil Co. Ltd.	7,920,792	12,009,006
Stockland unit	12,301	55,942
United Group Ltd.	3,412,640	19,036,388
Virotec International Ltd. (Australia) (a)	1,852,832	775,160
Virotec International Ltd. (United Kingdom) (a)	2,050,600	888,283
Westpac Banking Corp.	217,442	3,234,493
TOTAL AUSTRALIA		138,370,390
Belgium - 1.3%
Euronav NV	57,000	1,441,300
EVS Broadcast Equipment SA	28,000	3,211,578
Exmar NV	17,400	1,003,553
Melexis NV	93,199	1,122,434
Omega Pharma SA	60,100	2,870,170
Recticel SA	577,444	5,960,913
Roularta Media Group NV	29,076	1,951,729
Telindus Group NV	436,593	4,808,517
TOTAL BELGIUM		22,370,194
Bermuda - 0.2%
Jinhui Shipping & Transportation Ltd. (a)	256,000	864,844
Common Stocks - continued
	Shares	Value
Bermuda - continued
Ship Finance International Ltd.	10,188	$ 231,879
Tanzanite One Ltd. (a)	1,479,701	2,034,414
TOTAL BERMUDA		3,131,137
Brazil - 0.3%
Petroleo Brasileiro SA Petrobras sponsored ADR	108,000	4,390,200
Canada - 0.9%
Adastra Minerals, Inc. (a)	893,900	1,254,261
Altius Minerals Corp. (a)	200,000	636,558
Grove Energy Ltd. (a)	3,049,240	2,196,674
HudBay Minerals, Inc. (a)	553,733	1,133,300
La Mancha Resources, Inc. (a)	334,000	215,302
Oilexco, Inc. (a)	1,388,800	3,580,968
Starfield Resources, Inc. (a)	1,756,500	622,747
StrataGold Corp. (a)	2,229,000	969,872
Uruguay Mineral Exploration, Inc. (a)	295,600	1,226,655
Western Canadian Coal Corp. (a)	548,286	2,607,421
TOTAL CANADA		14,443,758
Cayman Islands - 0.6%
Kingboard Chemical Holdings Ltd.	3,623,800	8,107,247
Kingboard Chemical Holdings Ltd. warrants 12/31/06 (a)	362,380	174,225
Norstar Founders Group Ltd.	652,000	150,464
SinoCom Software Group Ltd.	2,062,000	1,163,202
TOTAL CAYMAN ISLANDS		9,595,138
China - 1.0%
Aluminum Corp. of China Ltd. (H Shares)	5,744,000	3,148,214
Bio-Treat Technology Ltd.	10,737,000	4,459,268
Global Bio-Chem Technology Group Co. Ltd.	2,632,000	1,872,805
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	376,000	15,185
PICC Property & Casualty Co. Ltd. (H Shares) (a)	9,086,000	2,999,603
Tong Ren Tang Technologies Co. Ltd. (H Shares)	1,972,000	4,550,857
TOTAL CHINA		17,045,932
Czech Republic - 0.3%
Komercni Banka AS unit	84,634	4,189,383
Denmark - 0.0%
Coloplast AS Series B	11,900	631,560
Egypt - 2.0%
Orascom Telecom SAE GDR (a)	1,049,602	32,852,529
Common Stocks - continued
	Shares	Value
Estonia - 0.3%
Hansabank SA	441,728	$ 5,763,240
Finland - 0.8%
Aldata Solutions Oyj (a)	1,617,346	2,424,256
Alma Media Corp.	133,020	2,045,864
Capman Oyj (A Shares)	496,937	1,522,113
Citycon Oyj	258,000	995,381
Inion OY	350,000	1,216,206
Nokian Tyres Ltd.	25,678	3,689,925
Vacon Oyj	73,381	1,184,083
TOTAL FINLAND		13,077,828
France - 1.9%
Altamir et Compagnie SA (a)	1,357	226,395
bioMerieux SA	10,200	429,418
Boiron SA	25,900	789,939
Bongrain SA	10,200	769,762
BVRP Software SA (a)	76,096	1,636,528
Constructions Industrielles dela Mediterranee SA	11,500	1,184,139
Generale de Sante	77,852	1,801,133
Groupe Bourbon SA	33,238	1,730,730
Groupe Open SA	52,500	1,005,899
Groupe Open SA warrants 10/21/06 (a)	14,809	21,039
Guerbet SA	4,100	459,579
Ipsos SA	16,003	1,708,296
Maisons France Confort	10,498	1,016,654
Medidep SA (a)	46,000	1,525,291
Montupet SA	26,100	812,027
Nexity	49,900	1,756,071
Oeneo Group (a)	86,962	150,751
Orpea (a)	25,207	977,102
Renault SA	42,500	3,473,235
Sechilienne-Sidec	8,346	2,449,765
Signaux Girod	1,000	88,762
Stedim SA	27,038	3,309,161
Tessi SA	14,362	784,344
Toupargel-Agrigel	41,365	1,552,217
U10 SA	9,488	717,266
Vivendi Universal SA (a)	66,932	2,117,728
TOTAL FRANCE		32,493,231
Germany - 5.5%
Advanced Photonics Technologies AG (a)	48,552	129,097
Common Stocks - continued
	Shares	Value
Germany - continued
Articon-Integralis AG (Reg.) (a)	495,185	$ 1,665,194
Bijou Brigitte Modische Accessoires AG	21,486	3,244,362
Deutsche Boerse AG	42,300	2,629,883
ElringKlinger AG	9,142	819,442
Fielmann AG	19,100	1,344,327
Freenet.de AG	417,619	10,042,789
Fresenius AG	43,586	4,476,627
Fresenius Medical Care AG	65,113	5,276,261
Gpc Biotech AG (a)	49,345	691,400
Grenkeleasing AG	32,618	1,466,318
Hawesko Holding AG	31,800	1,297,326
Hyrican Informationssysteme AG	17,925	195,085
K&S AG	482,300	24,170,817
Kontron AG (a)	154,264	1,501,976
Merck KGaA	48,441	3,212,461
Parsytec AG (a)	188,871	802,529
PC-Spezialist Franchise AG	150,000	1,906,223
Pfleiderer AG (a)	1,757,259	22,766,689
PSI AG (a)	228,043	1,159,202
Pulsion Medical Systems AG (a)	156,865	920,060
Rational AG	17,800	1,837,945
United Internet AG	40,352	1,048,740
TOTAL GERMANY		92,604,753
Greece - 1.4%
Alfa-Beta Vassilopoulos SA (Reg.)	31,800	513,957
Greek Organization of Football Prognostics SA	234,642	6,281,797
Hellenic Exchanges Holding SA (a)	166,195	1,763,275
Hyatt Regency SA (Reg.)	213,182	2,778,614
Public Power Corp. of Greece	54,000	1,575,185
Sarantis SA (Reg.)	1,046,648	7,803,230
Technical Olympic SA (Reg.)	426,896	2,526,130
TOTAL GREECE		23,242,188
Hong Kong - 1.3%
ASM Pacific Technology Ltd.	528,500	1,985,301
China Insurance International Holdings Co. Ltd.	13,106,000	5,460,938
China Merchants Holdings International Co. Ltd.	5,166,000	10,166,619
China Pharmaceutical Enterprise and Investment Corp. Ltd. (a)	9,820,000	2,517,997
Solomon Systech Ltd.	8,094,000	2,205,139
TOTAL HONG KONG		22,335,994
Common Stocks - continued
	Shares	Value
Hungary - 0.4%
MOL Magyar Olay-es Gazipari RT Series A (For. Reg.)	44,200	$ 2,952,142
OTP Bank Rt.	127,473	4,125,022
TOTAL HUNGARY		7,077,164
India - 1.1%
Kotak Mahindra Bank Ltd.	1,087,482	7,183,436
State Bank of India	697,026	11,210,229
TOTAL INDIA		18,393,665
Ireland - 0.8%
Donegal Creameries PLC	142,562	817,587
IAWS Group PLC (Ireland)	38,059	602,714
Independent News & Media PLC (Ireland)	846,964	2,428,652
Kenmare Resources PLC (a)	9,451,900	4,272,410
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	346,722
Minco PLC (a)	1,818,181	522,215
Minco PLC warrants 12/3/05 (a)	909,090	17
Paddy Power PLC	137,311	2,093,963
Petroceltic International PLC (a)	12,421,734	2,456,485
TOTAL IRELAND		13,540,765
Israel - 0.1%
Advanced Vision Technology Ltd. (a)	165,400	1,558,660
Supercom Ltd. (a)	54,000	133,025
TOTAL ISRAEL		1,691,685
Italy - 1.6%
Amplifon Spa	38,350	1,944,932
Cassa Di Risparmio Di Firenze	2,942,982	7,384,074
Lottomatica Spa New	361,000	13,532,368
Saipem Spa	79,800	1,008,598
Teleunit Spa (a)	7,795,800	2,789,696
TOTAL ITALY		26,659,668
Japan - 27.5%
A&D Co. Ltd.	35,100	401,046
Able, Inc.	113,600	3,639,585
Adtec Plasma Technology Co. Ltd.	32	257,853
Amada Co. Ltd.	439,000	2,584,222
ARRK Corp.	161,700	6,585,033
Asahi Broadcasting Corp. (a)	14,940	1,104,371
Asahi Denka Co. Ltd.	108,000	1,172,497
Asahi Glass Co. Ltd.	102,000	1,074,876
Common Stocks - continued
	Shares	Value
Japan - continued
Axell Corp.	638	$ 5,541,134
Bando Chemical Industries Ltd.	82,000	363,214
Casio Computer Co. Ltd.	423,900	5,935,623
Chiyoda Integre Co. Ltd.	78,900	1,579,904
Chugoku Marine Paints Ltd.	195,000	1,183,643
Citizen Electronics Co. Ltd.	30,400	1,422,823
Commuture Corp.	93,000	923,493
COMSYS Holdings Corp.	339,000	3,199,440
Create SD Co. Ltd.	13,000	672,425
Cyber Agent Ltd.	2,061	8,830,726
Daikin Industries Ltd.	24,000	646,176
Dip Corp.	401	890,036
Dream Technologies Corp. (a)	1,833	1,427,485
Dynic Corp. (a)	162,000	617,515
Eizo Nanao Corp.	119,000	3,020,217
Faith, Inc.	4,385	12,017,756
Fancl Corp.	26,500	1,022,919
Forval Corp. (a)	22,500	254,041
FT Communications Co. Ltd.	783	3,347,349
Fuji Seal International, Inc.	81,300	3,287,305
Fuji Spinning Co. Ltd. (a)	2,661,000	3,595,078
Fujikura Ltd.	1,631,000	7,271,624
Fujitsu Business Systems Ltd.	29,800	412,096
Fullcast Co. Ltd.	678	1,903,961
Globaly Corp.	37,100	1,245,916
Heian Ceremony Service Co. Ltd.	63,000	474,210
Hikari Tsushin, Inc.	312,700	25,076,352
Hogy Medical Co.	30,000	1,360,676
Hokuto Corp.	140,000	2,475,078
HUNET, Inc.	520,000	938,384
Ibiden Co. Ltd.	300,000	5,645,356
Infocom Corp.	1,420	2,192,521
Information Planning Co. Ltd.	111	392,048
Intelligent Wave, Inc.	1,190	2,962,799
Ishihara Chemical Co. Ltd.	53,000	1,196,815
Ishihara Sangyo Kaisha Ltd.	533,000	1,234,451
Itochushokuhin Co. Ltd.	10,400	441,592
Iwatani International Corp.	1,027,000	2,507,416
JACCS Co. Ltd.	226,000	1,421,973
Japan Medical Dynamic Marketing, Inc.	32,000	330,422
Jastec Co. Ltd.	54,500	978,239
JFE Shoji Holdings, Inc. (a)	849,000	4,137,467
Common Stocks - continued
	Shares	Value
Japan - continued
KAGA ELECTRONICS Co. Ltd.	200,500	$ 3,927,768
Kibun Food Chemifa Co. Ltd.	35,400	842,084
Kobe Steel Ltd.	7,068,000	11,254,234
Kura Corp. Ltd.	1,263	3,900,217
Kuraray Co. Ltd.	70,500	649,042
Kurita Water Industries Ltd.	102,400	1,548,476
Leopalace21 Corp.	82,000	1,495,585
livedoor Co. Ltd. (a)	1,540,206	6,643,880
Lopro Corp.	144,300	1,070,849
LTT Bio-Pharma Co. Ltd.	168	690,644
Mars Engineering Corp.	57,000	2,134,234
Maruha Group, Inc. (a)	2,123,000	4,117,954
Matsui Securities Co. Ltd.	43,700	1,556,121
Meganesuper Co. Ltd.	62,420	1,154,130
Melco Holdings, Inc.	19,900	451,291
Misumi Corp.	32,200	972,603
Mitsubishi Materials Corp.	1,179,000	2,685,105
Mitsubishi Plastics, Inc.	218,000	610,084
Mitsui & Associates Telepark Corp.	767	2,605,394
Mitsui Fudosan Co. Ltd.	246,000	3,057,641
Mitsui O.S.K. Lines Ltd.	351,000	2,191,527
Mitsui Trust Holdings, Inc.	419,000	4,431,595
Mobilephone Telecommunications International Ltd.	678	1,086,109
Neturen Co. Ltd.	148,900	1,036,014
NextCom K.K.	190	733,414
Nexus Co. Ltd.	322	2,190,688
NHK Spring Co. Ltd.	338,000	2,335,421
Nidec Corp.	77,900	8,735,324
Nidec Tosok Corp.	38,000	672,540
Nihon Chouzai Co. Ltd.	64,700	2,653,559
Nihon Dempa Kogyo Co. Ltd.	524,600	11,593,090
Nihon Falcom Corp.	330	904,415
Nihon Micro Coating Co. Ltd. (a)	58,100	703,648
Nihon Trim Co. Ltd.	82,600	5,276,835
Nihon Unicom Corp.	18,800	280,299
Ninety-Nine Plus, Inc.	1	7,469
Ninety-Nine Plus, Inc. New (a)	3	22,147
Nippon Chemi-con Corp.	1,307,000	7,037,935
Nippon Chemical Industrial Co. Ltd.	222,000	762,673
Nippon Denwa Shisetsu	128,000	492,854
Nippon Electric Glass Co. Ltd.	325,000	4,277,925
Nippon Electric Glass Co. Ltd. New (a)	285,000	3,740,410
Common Stocks - continued
	Shares	Value
Japan - continued
Nippon Mining Holdings, Inc.	542,500	$ 2,743,257
Nippon Oil Corp.	456,000	3,124,343
Nippon Shinpan Co. Ltd. (a)	195,000	818,577
Nippon Suisan Kaisha Co. Ltd.	880,000	2,929,795
Nissin Co. Ltd.	749,800	1,902,991
Nissin Kogyo Co. Ltd.	385,200	13,493,617
Nissin Servicer Co. Ltd.	664	2,165,809
Nitta Corp.	323,400	5,286,751
Nitto Denko Corp.	37,400	1,988,651
Nittoku Engineering Co. Ltd.	54,500	500,164
NOK Corp.	450,300	12,906,065
Opt, Inc.	70	480,290
Oracle Corp. Japan	18,100	906,528
Orient Corp. (a)	2,764,000	8,402,027
Oriental Yeast Co. Ltd. Tokio	108,000	921,322
Otaki Gas Co. Ltd.	16,000	58,673
Otsuka Corp.	20,000	1,237,153
Pacific Metals Co. Ltd. (a)	846,000	3,771,793
Paris Miki, Inc.	57,400	1,359,875
Park24 Co. Ltd.	189,600	3,741,684
Pentax Corp.	435,000	1,666,538
Pigeon Corp.	232,200	4,053,557
Rakuten, Inc. New (a)	2,907	3,113,891
Reins International, Inc.	1,271	5,409,033
Riken Kieki Co. Ltd.	19,000	119,730
Rohto Pharmaceutical Co. Ltd.	686,000	8,870,832
Sammy NetWorks Co. Ltd.	720	14,452,111
Sankyo Co. Ltd. (Gunma)	39,500	2,134,620
Sega Sammy Holdings, Inc. (a)	243,300	15,660,420
Sekisui Chemical Co. Ltd.	136,000	1,063,064
Sekisui Plastics Co. Ltd.	106,000	366,205
Shicoh Engineering Co. Ltd.	28	1,061,906
Shin Nippon Biomedical Laboratories Ltd.	25,900	637,346
Showa Denko KK	1,726,000	4,114,084
Silex Technology, Inc.	146	588,931
SMBC Friend Securities Co. Ltd.	379,000	2,541,906
Soken Chemical & Engineer Co. Ltd.	89,300	2,154,403
Square Enix Co. Ltd.	24,000	694,813
Stanley Electric Co. Ltd.	195,700	2,985,782
Sumisho Computer Service Corp.	146,700	3,156,970
Sumitomo Corp.	209,000	1,790,996
Sumitomo Metal Mining Co. Ltd.	323,000	2,219,310
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Rubber Industries Ltd.	471,000	$ 4,477,057
Sumitomo Titanium Corp.	15,700	918,138
Suncall Corp.	196,000	1,172,690
Sunx Ltd.	73,000	1,192,656
Taiyo Kagaku	9,800	202,384
Techno Medica Co. Ltd.	244	1,064,299
Telewave, Inc.	191	1,990,639
Teraoka Seisakusho Co. Ltd.	53,500	449,168
Toho Titanium Co. Ltd.	47,000	1,111,218
Tokyo Cathode Laborator Co. Ltd.	63,200	1,032,546
Tokyo Seimitsu Co. Ltd.	101,500	3,447,817
Tokyo Steel Manufacturing Co. Ltd.	336,400	4,983,103
TonenGeneral Sekiyu KK	82,000	761,245
Toray Industries, Inc.	1,029,000	4,796,208
Toyo Corp.	80,300	1,045,353
Toyo Ink Manufacturing Co. Ltd.	2,957,000	12,812,478
Toyo Machinery & Metal Co. Ltd.	220,000	1,524,343
Toyo Radiator Co. Ltd.	257,000	1,210,287
Toyo Suisan Kaisha Ltd.	65,000	912,039
Trancom Co. Ltd.	78,000	1,637,153
Trend Micro, Inc.	33,500	1,503,257
Usen Corp. (a)	86,530	2,208,655
USS Co. Ltd.	75,050	6,206,789
Warabeya Nichiyo Co. Ltd.	63,900	1,452,203
Wintest Corp.	70	293,173
Works Applications Co. Ltd. (a)	539	1,794,499
Zakkaya Bulldog Co. Ltd.	31,400	780,265
TOTAL JAPAN		462,305,883
Korea (South) - 0.2%
SKC Co. Ltd. (a)	353,470	3,329,814
Luxembourg - 2.1%
Gaming VC Holdings SA	1,070,500	13,689,860
Orco Property Group	37,100	1,977,283
Stolt-Nielsen SA (a)	572,390	19,292,074
TOTAL LUXEMBOURG		34,959,217
Netherlands - 0.5%
Completel Europe NV (a)	76,809	3,298,718
Fugro NV (Certificaten Van Aandelen)	24,365	2,157,911
Common Stocks - continued
	Shares	Value
Netherlands - continued
PinkRoccade NV	68,826	$ 1,274,748
Wolters Kluwer NV (Certificaten Van Aandelen)	46,025	829,648
TOTAL NETHERLANDS		7,561,025
New Zealand - 0.7%
Fisher & Paykel Healthcare Corp.	1,327,691	2,980,276
Pumpkin Patch Ltd.	2,130,304	4,766,774
Sky City Entertainment Group Ltd.	1,100,063	4,032,178
TOTAL NEW ZEALAND		11,779,228
Norway - 2.8%
ABG Sundal Collier ASA	3,358,000	3,535,209
Camillo Eitzen & Co. ASA	172,000	1,675,636
Catch Communications ASA	633,000	2,158,356
Expert ASA	114,800	1,186,034
Kongsberg Gruppen ASA (a)	160,900	2,679,918
Mamut ASA	1,803,000	2,833,057
Nordic VLSI ASA (a)	543,000	5,268,614
Norman ASA (a)	65,300	641,288
Norsk Hydro ASA	101,680	7,794,789
Odfjell ASA (A Shares)	27,700	1,022,839
P4 Radio Hele Norge ASA (a)	141,400	466,582
Petroleum Geo-Services ASA (a)	38,750	2,691,247
Schibsted AS (B Shares)	54,100	1,483,380
Solstad Offshore ASA (a)	114,000	1,343,463
Statoil ASA	215,500	3,267,640
Tandberg ASA	339,500	3,680,853
TANDBERG Television ASA (a)	483,000	4,971,049
TOTAL NORWAY		46,699,954
Poland - 1.1%
Pfleiderer Grajewo SA	23,700	1,562,111
Polski Koncern Naftowy Orlen SA unit	577,200	14,112,540
Powszechna Kasa Oszczednosci Bank SA	103,000	875,457
TVN SA	154,400	1,970,980
TOTAL POLAND		18,521,088
Portugal - 0.8%
Impresa SGPS (a)	984,753	7,572,810
Media Capital SGPS SA	880,576	6,220,766
TOTAL PORTUGAL		13,793,576
Common Stocks - continued
	Shares	Value
Russia - 0.4%
Mobile TeleSystems OJSC:
unit (a)	74,000	$ 2,627,000
sponsored ADR	32,400	1,165,752
Sibirtelecom Open Joint Stock Co. ADR	25,600	1,286,400
Uralsvyazinform ADR	78,300	586,076
VolgaTelecom sponsored ADR	209,200	1,338,880
TOTAL RUSSIA		7,004,108
Singapore - 1.8%
Accord Customer Care Solutions Ltd. (a)	17,471,000	9,230,083
HTL International Holdings Ltd.	1,364,500	1,191,739
Hyflux Ltd.	3,079,000	5,284,303
SIA Engineering Co. Ltd.	3,791,000	5,487,492
Singapore Exchange Ltd.	2,698,000	3,097,930
Singapore Petroleum Co. Ltd.	1,501,000	3,960,374
Venture Corp. Ltd.	228,000	2,186,282
TOTAL SINGAPORE		30,438,203
South Africa - 3.6%
African Bank Investments Ltd.	4,233,951	11,864,950
Afrikander Lease Ltd. (a)	1,740,917	1,013,478
Discovery Holdings Ltd. (a)	2,442,719	7,537,999
MTN Group Ltd.	1,667,102	12,510,912
Nedcor Ltd.	118,600	1,440,214
Steinhoff International Holdings Ltd.	11,362,932	25,114,070
Wilson Bayly Holmes-Ovcon Ltd.	333,456	1,529,615
TOTAL SOUTH AFRICA		61,011,238
Spain - 0.2%
Antena 3 Television SA (a)	47,558	3,641,742
Sweden - 1.2%
Eniro AB	153,028	1,527,018
Gambro AB (A Shares)	486,000	7,126,711
Hexagon AB (B Shares)	71,043	3,089,754
Mekonomen AB	68,000	1,994,306
Modern Times Group AB (MTG) (B Shares) (a)	105,200	2,799,353
Observer AB	297,314	1,467,451
OMX AB (a)	162,285	1,921,213
VBG AB Class B	6,710	111,355
TOTAL SWEDEN		20,037,161
Common Stocks - continued
	Shares	Value
Switzerland - 1.2%
Actelion Ltd. (Reg.) (a)	18,108	$ 1,717,972
Amazys Holding AG	54,100	3,367,173
Barry Callebaut AG (a)	5,721	1,370,163
Bucher Holding AG (Bearer)	13,394	3,300,763
Escor Casino & Entertainment SA	19,770	515,472
Micronas Semiconductor Holding AG (a)	15,752	708,804
Mobilezone Holding AG	462,199	1,788,229
Roche Holding AG (participation certificate)	30,328	3,229,341
Sika AG (Bearer)	1,436	922,750
Sulzer AG (Reg.)	4,024	1,600,868
Swissquote Group Holding SA (a)	18,811	1,817,893
Temenos Group AG (a)	63,126	430,592
TOTAL SWITZERLAND		20,770,020
Taiwan - 0.1%
Merry Electronics Co. Ltd.	584,568	1,320,436
Turkey - 0.6%
Dogan Gazetecilik AS (a)	2,654,967	6,918,222
Dogan Yayin Holding AS (a)	661,022	1,811,562
Efes Sinai Yatirim Holding AS Class B (a)	133,100	901,951
TOTAL TURKEY		9,631,735
United Kingdom - 16.2%
Advanced Technology (UK) PLC (a)(e)	7,355,000	415,572
AeroBox PLC (a)	5,694,657	1,903,744
African Copper PLC	1,578,950	1,828,884
Air Partner PLC	45,000	411,052
Alba PLC	402,700	4,702,360
Alliance Pharma PLC (a)	6,259,500	1,856,790
Amlin PLC	157,014	464,281
Andor Technology Ltd.	444,444	1,104,927
Asia Energy PLC	1,759,851	21,544,272
Atrium Underwriting PLC	257,060	1,026,391
Axis Shield PLC (a)	89,600	432,007
BETonSPORTS PLC	2,646,721	5,558,090
BG Group PLC	441,600	3,008,709
BHP Billiton PLC	193,400	2,393,120
Blacks Leisure Group PLC	166,743	1,463,444
Body Shop International PLC	226,000	772,552
BowLeven PLC	786,100	5,515,014
Caffe Nero Group PLC (a)	282,978	658,207
Cambrian Mining PLC (a)	3,525,000	14,041,453
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Cambrian Mining PLC (a)	700,000	$ 2,788,374
Cambrian Mining PLC warrants 1/25/06 (a)	350,000	7
Cardpoint PLC (a)	266,300	664,553
Carphone Warehouse Group PLC	542,849	1,789,203
Centurion Electronics PLC	720,000	1,335,707
Ceres Power Holding PLC	295,000	647,278
Chaucer Holdings PLC	2,408,400	2,426,750
Clapham House Group PLC (a)	407,450	1,308,402
Cobra Biomanufacturing PLC (a)	818,400	524,067
Corac Group PLC (a)(e)	4,849,104	2,854,001
Corin Group PLC	1,122,914	6,439,859
CSS Stellar PLC (a)	623,908	575,783
CustomVis PLC (a)	375,215	84,802
Domino's Pizza UK & IRL PLC	344,636	1,444,220
Dream Direct Group PLC (a)	30,000	31,076
Edinburgh Oil & Gas PLC (a)	713,381	2,552,805
Entertainment Rights PLC (a)	4,002,089	1,262,537
Europa Oil & Gas Holdings PLC	1,000,000	560,312
Europa Oil & Gas Holdings PLC warrants 11/11/07 (a)	500,000	65,919
Flomerics Group PLC	449,658	558,945
Freeport PLC	256,276	1,896,894
Future PLC	1,717,169	2,563,037
GMA Resources PLC (a)	6,547,930	2,096,503
Goals Soccer Centres PLC	827,000	1,884,662
Golden Prospect PLC (a)	5,000,000	3,248,865
Goldshield Group PLC	575,700	2,764,897
GTL Resources PLC (a)	13,669,072	1,061,954
Gyrus Group PLC (a)	220,640	959,928
Hardide Ltd.	125,000	941,700
Healthcare Enterprise Group PLC (a)	5,273,021	6,604,253
Hereward Ventures PLC (a)	1,818,182	171,218
Highbury House Communications PLC	713,914	131,097
Hornby PLC	266,468	1,234,590
Hunting PLC	530,400	2,087,817
Icap PLC	298,550	1,605,335
Ideal Shopping Direct PLC (a)	273,686	1,172,672
Inchcape PLC	30,122	1,148,818
International Energy Group Ltd.	1,148,800	4,743,802
Intertek Group PLC	116,310	1,599,125
iSoft Group PLC	247,000	1,714,261
ITE Group PLC	3,133,116	4,956,765
ITM Power PLC	2,132,900	3,012,828
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Jubilee Platinum PLC (a)(e)	3,852,022	$ 1,995,097
Kesa Electricals PLC	556,201	3,346,919
Lambert Howarth Group PLC (e)	1,320,284	7,497,168
Landround PLC	74,400	437,891
Lastminute.com PLC (a)	1,749,526	3,673,989
Lawrence PLC	1,073,124	7,366,989
London Clubs International PLC (a)	1,172,500	2,583,695
LTG Technologies PLC (a)	8,747,168	1,935,744
Man Group PLC	36,969	946,933
Manganese Bronze Holdings PLC	239,797	934,882
Manpower Software PLC (a)	258,824	159,646
Marlborough Stirling PLC	793,069	474,239
Medical Solutions PLC (a)	7,565,156	1,336,483
Meridian Petroleum PLC	2,747,000	1,189,951
Mice Group PLC	1,800,000	1,271,295
Microgen PLC (a)	289,948	335,844
N Brown Group PLC	439,410	1,146,205
NDS Group PLC sponsored ADR (a)	105,154	3,729,812
Ocean Wilsons Holdings Ltd.	205,311	1,086,578
Oystertec PLC (a)	7,009,687	3,894,603
P&MM Group PLC (e)	2,035,000	2,452,940
Peacock Group PLC	835,318	4,247,742
Phytopharm PLC (a)	528,100	1,954,435
Pilat Media Global PLC (a)(e)	2,880,000	2,088,314
PlusNet Technologies Ltd.	1,312,355	4,584,984
Premier Oil PLC (a)	159,291	1,726,550
Proteome Sciences PLC (a)	645,184	953,885
Provident Financial PLC	279,594	3,633,453
Psion PLC	2,900,000	3,099,606
QA PLC (a)	13,554,656	829,687
Regal Petroleum PLC (a)	137,516	1,051,530
Rheochem PLC (e)	8,728,300	3,452,165
Rheochem PLC warrants 12/21/07 (a)	4,364,150	82,194
Royalblue Group PLC	45,073	371,396
Sanctuary Group PLC	3,046,215	2,553,072
Scapa Group PLC	3,660,400	1,964,789
SDL PLC (a)	227,897	588,033
Sibir Energy PLC (a)	116,280	375,588
Sinclair Pharma PLC (a)	734,198	1,749,227
SkyePharma PLC (a)	124,100	150,756
Sondex PLC	354,900	1,467,179
Spark Networks PLC unit (a)	823,933	6,926,747
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Spice Holdings PLC	1,362,100	$ 5,130,758
Sportingbet PLC (a)	345,100	1,550,158
Sterling Energy PLC (a)	3,105,300	1,038,113
SubSea Resources PLC (e)	8,644,100	3,785,169
SubSea Resources PLC warrants 11/4/09 (a)	1,805,625	289,061
Taghmen Energy Ltd.	2,279,573	1,481,722
Teesland PLC	1,380,000	2,040,287
Tikit Group PLC (e)	822,761	2,332,130
ukbetting PLC (a)	2,517,419	1,979,496
Unibet Group PLC unit	55,964	2,922,339
Urbium PLC	141,255	1,689,352
William Hill PLC	333,186	3,642,768
William Ransom & Son PLC (e)	2,684,500	2,755,513
Windsor PLC	700,000	639,414
Wolfson Microelectronics PLC (a)	685,250	1,993,977
Xstrata PLC	133,500	2,325,764
TOTAL UNITED KINGDOM		271,860,746
United States of America - 1.9%
121Media, Inc. (e)	460,705	2,156,214
Central European Distribution Corp. (a)	64,800	2,128,680
Frontier Mining Ltd. (e)	4,487,533	1,648,105
Gatekeeper Systems LLC	448,750	426,814
Golden Telecom, Inc.	88,900	2,499,868
Marathon Oil Corp.	39,900	1,545,327
NTL, Inc. (a)	144,300	9,816,729
Private Media Group, Inc. (a)	283,400	1,346,150
ResMed, Inc. CHESS Depositary Interests (a)	642,463	3,260,251
Solar Integrated Technologies, Inc.	876,373	1,716,583
Valero Energy Corp.	41,400	2,154,042
XL TechGroup, Inc.	736,700	2,580,751
TOTAL UNITED STATES OF AMERICA		31,279,514
TOTAL COMMON STOCKS (Cost $1,200,609,197)		1,559,845,090
Nonconvertible Preferred Stocks - 0.9%

Germany - 0.5%
Fresenius AG	49,105	4,982,669
Fresenius Medical Care AG	68,266	3,968,415
TOTAL GERMANY		8,951,084
Nonconvertible Preferred Stocks - continued
	Shares	Value
Italy - 0.4%
Buzzi Unicem Spa (Risp)	483,900	$ 5,969,720
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $9,850,251)		14,920,804
Nonconvertible Bonds - 0.1%
Principal Amount
United States of America - 0.1%
Trico Marine Services, Inc. 8.875% 5/15/12 (d) (Cost $999,600)	$ 1,680,000	1,176,000
Money Market Funds - 12.1%
	Shares
Fidelity Cash Central Fund, 2.31% (b)	101,317,483	101,317,483
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	102,641,841	102,641,841
TOTAL MONEY MARKET FUNDS (Cost $203,959,324)		203,959,324
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $1,415,418,372)		1,779,901,218
NET OTHER ASSETS - (6.0)%		(101,447,209)
NET ASSETS - 100%		$ 1,678,454,009
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Affiliated company
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
121Media, Inc.	$ -	$ 2,195,149	$ -	$ -	$ 2,156,214
Advanced Technology (UK) PLC	558,207	-	-	-	415,572
Alliance Pharma PLC	1,811,686	-	-	-	-
Corac Group PLC	2,460,487	92,269	-	-	2,854,001
Frontier Mining Ltd.	1,443,140	-	-	-	1,648,105
Jubilee Platinum PLC	1,822,757	-	-	-	1,995,097
Lambert Howarth Group PLC	6,550,794	-	-	85,819	7,497,168
Ontzinc Corp.	1,841,458	-	-	-	-
P&MM Group PLC	2,299,865	-	-	-	2,452,940
Pilat Media Global PLC	2,196,359	-	-	-	2,088,314
Rheochem PLC	-	2,692,366	-	-	3,452,165
SubSea Resources PLC	2,654,485	559,646	-	-	3,785,169
Tikit Group PLC	2,154,524	-	-	-	2,332,130
William Ransom & Son PLC	2,392,588	-	-	25,876	2,755,513
Total	$ 28,186,350	$ 5,539,430	$ -	$ 111,695	$ 33,432,388
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,416,717,694. Net unrealized appreciation aggregated $363,183,524, of which $398,889,389 related to appreciated investment securities and $35,705,865 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap Fund

January 31, 2005

ISC-QTLY-0305

1.813082.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value
Australia - 8.2%
ABC Learning Centres Ltd.	1,766,800	$ 7,596,997
Australian Stock Exchange Ltd.	603,839	9,786,884
Aztec Resources Ltd. (a)	8,737,205	1,387,676
BlueScope Steel Ltd.	2,519,309	18,073,989
Bradken Ltd.	63,288	142,194
Centamin Egypt Ltd. (a)	5,509,616	1,400,869
Centennial Coal Co. Ltd.	4,089,388	12,641,331
Corporate Express Australia Ltd.	1,697,169	7,626,314
CSR Ltd.	1,515,500	2,947,075
DCA Group Ltd.	2,658,600	6,920,761
Dwyka Diamonds Ltd. (a)	4,620,653	3,393,990
Elkedra Diamonds NL	3,000,000	734,526
Fox Resources Ltd. (a)	2,102,336	798,105
Fox Resources Ltd. warrants 6/30/07 (a)	342,636	23,891
Hardman Resources Ltd. (a)	915,681	1,149,267
Hardman Resources Ltd. (UK) (a)	480,653	611,052
JB Hi-Fi Ltd.	1,483,593	4,344,784
Patrick Corp. Ltd.	914,738	4,415,159
Promina Group Ltd.	914,490	3,776,311
QBE Insurance Group Ltd.	1,235,719	14,599,943
Roc Oil Co. Ltd.	7,920,792	12,009,006
Stockland unit	12,301	55,942
United Group Ltd.	3,412,640	19,036,388
Virotec International Ltd. (Australia) (a)	1,852,832	775,160
Virotec International Ltd. (United Kingdom) (a)	2,050,600	888,283
Westpac Banking Corp.	217,442	3,234,493
TOTAL AUSTRALIA		138,370,390
Belgium - 1.3%
Euronav NV	57,000	1,441,300
EVS Broadcast Equipment SA	28,000	3,211,578
Exmar NV	17,400	1,003,553
Melexis NV	93,199	1,122,434
Omega Pharma SA	60,100	2,870,170
Recticel SA	577,444	5,960,913
Roularta Media Group NV	29,076	1,951,729
Telindus Group NV	436,593	4,808,517
TOTAL BELGIUM		22,370,194
Bermuda - 0.2%
Jinhui Shipping & Transportation Ltd. (a)	256,000	864,844
Common Stocks - continued
	Shares	Value
Bermuda - continued
Ship Finance International Ltd.	10,188	$ 231,879
Tanzanite One Ltd. (a)	1,479,701	2,034,414
TOTAL BERMUDA		3,131,137
Brazil - 0.3%
Petroleo Brasileiro SA Petrobras sponsored ADR	108,000	4,390,200
Canada - 0.9%
Adastra Minerals, Inc. (a)	893,900	1,254,261
Altius Minerals Corp. (a)	200,000	636,558
Grove Energy Ltd. (a)	3,049,240	2,196,674
HudBay Minerals, Inc. (a)	553,733	1,133,300
La Mancha Resources, Inc. (a)	334,000	215,302
Oilexco, Inc. (a)	1,388,800	3,580,968
Starfield Resources, Inc. (a)	1,756,500	622,747
StrataGold Corp. (a)	2,229,000	969,872
Uruguay Mineral Exploration, Inc. (a)	295,600	1,226,655
Western Canadian Coal Corp. (a)	548,286	2,607,421
TOTAL CANADA		14,443,758
Cayman Islands - 0.6%
Kingboard Chemical Holdings Ltd.	3,623,800	8,107,247
Kingboard Chemical Holdings Ltd. warrants 12/31/06 (a)	362,380	174,225
Norstar Founders Group Ltd.	652,000	150,464
SinoCom Software Group Ltd.	2,062,000	1,163,202
TOTAL CAYMAN ISLANDS		9,595,138
China - 1.0%
Aluminum Corp. of China Ltd. (H Shares)	5,744,000	3,148,214
Bio-Treat Technology Ltd.	10,737,000	4,459,268
Global Bio-Chem Technology Group Co. Ltd.	2,632,000	1,872,805
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	376,000	15,185
PICC Property & Casualty Co. Ltd. (H Shares) (a)	9,086,000	2,999,603
Tong Ren Tang Technologies Co. Ltd. (H Shares)	1,972,000	4,550,857
TOTAL CHINA		17,045,932
Czech Republic - 0.3%
Komercni Banka AS unit	84,634	4,189,383
Denmark - 0.0%
Coloplast AS Series B	11,900	631,560
Egypt - 2.0%
Orascom Telecom SAE GDR (a)	1,049,602	32,852,529
Common Stocks - continued
	Shares	Value
Estonia - 0.3%
Hansabank SA	441,728	$ 5,763,240
Finland - 0.8%
Aldata Solutions Oyj (a)	1,617,346	2,424,256
Alma Media Corp.	133,020	2,045,864
Capman Oyj (A Shares)	496,937	1,522,113
Citycon Oyj	258,000	995,381
Inion OY	350,000	1,216,206
Nokian Tyres Ltd.	25,678	3,689,925
Vacon Oyj	73,381	1,184,083
TOTAL FINLAND		13,077,828
France - 1.9%
Altamir et Compagnie SA (a)	1,357	226,395
bioMerieux SA	10,200	429,418
Boiron SA	25,900	789,939
Bongrain SA	10,200	769,762
BVRP Software SA (a)	76,096	1,636,528
Constructions Industrielles dela Mediterranee SA	11,500	1,184,139
Generale de Sante	77,852	1,801,133
Groupe Bourbon SA	33,238	1,730,730
Groupe Open SA	52,500	1,005,899
Groupe Open SA warrants 10/21/06 (a)	14,809	21,039
Guerbet SA	4,100	459,579
Ipsos SA	16,003	1,708,296
Maisons France Confort	10,498	1,016,654
Medidep SA (a)	46,000	1,525,291
Montupet SA	26,100	812,027
Nexity	49,900	1,756,071
Oeneo Group (a)	86,962	150,751
Orpea (a)	25,207	977,102
Renault SA	42,500	3,473,235
Sechilienne-Sidec	8,346	2,449,765
Signaux Girod	1,000	88,762
Stedim SA	27,038	3,309,161
Tessi SA	14,362	784,344
Toupargel-Agrigel	41,365	1,552,217
U10 SA	9,488	717,266
Vivendi Universal SA (a)	66,932	2,117,728
TOTAL FRANCE		32,493,231
Germany - 5.5%
Advanced Photonics Technologies AG (a)	48,552	129,097
Common Stocks - continued
	Shares	Value
Germany - continued
Articon-Integralis AG (Reg.) (a)	495,185	$ 1,665,194
Bijou Brigitte Modische Accessoires AG	21,486	3,244,362
Deutsche Boerse AG	42,300	2,629,883
ElringKlinger AG	9,142	819,442
Fielmann AG	19,100	1,344,327
Freenet.de AG	417,619	10,042,789
Fresenius AG	43,586	4,476,627
Fresenius Medical Care AG	65,113	5,276,261
Gpc Biotech AG (a)	49,345	691,400
Grenkeleasing AG	32,618	1,466,318
Hawesko Holding AG	31,800	1,297,326
Hyrican Informationssysteme AG	17,925	195,085
K&S AG	482,300	24,170,817
Kontron AG (a)	154,264	1,501,976
Merck KGaA	48,441	3,212,461
Parsytec AG (a)	188,871	802,529
PC-Spezialist Franchise AG	150,000	1,906,223
Pfleiderer AG (a)	1,757,259	22,766,689
PSI AG (a)	228,043	1,159,202
Pulsion Medical Systems AG (a)	156,865	920,060
Rational AG	17,800	1,837,945
United Internet AG	40,352	1,048,740
TOTAL GERMANY		92,604,753
Greece - 1.4%
Alfa-Beta Vassilopoulos SA (Reg.)	31,800	513,957
Greek Organization of Football Prognostics SA	234,642	6,281,797
Hellenic Exchanges Holding SA (a)	166,195	1,763,275
Hyatt Regency SA (Reg.)	213,182	2,778,614
Public Power Corp. of Greece	54,000	1,575,185
Sarantis SA (Reg.)	1,046,648	7,803,230
Technical Olympic SA (Reg.)	426,896	2,526,130
TOTAL GREECE		23,242,188
Hong Kong - 1.3%
ASM Pacific Technology Ltd.	528,500	1,985,301
China Insurance International Holdings Co. Ltd.	13,106,000	5,460,938
China Merchants Holdings International Co. Ltd.	5,166,000	10,166,619
China Pharmaceutical Enterprise and Investment Corp. Ltd. (a)	9,820,000	2,517,997
Solomon Systech Ltd.	8,094,000	2,205,139
TOTAL HONG KONG		22,335,994
Common Stocks - continued
	Shares	Value
Hungary - 0.4%
MOL Magyar Olay-es Gazipari RT Series A (For. Reg.)	44,200	$ 2,952,142
OTP Bank Rt.	127,473	4,125,022
TOTAL HUNGARY		7,077,164
India - 1.1%
Kotak Mahindra Bank Ltd.	1,087,482	7,183,436
State Bank of India	697,026	11,210,229
TOTAL INDIA		18,393,665
Ireland - 0.8%
Donegal Creameries PLC	142,562	817,587
IAWS Group PLC (Ireland)	38,059	602,714
Independent News & Media PLC (Ireland)	846,964	2,428,652
Kenmare Resources PLC (a)	9,451,900	4,272,410
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	346,722
Minco PLC (a)	1,818,181	522,215
Minco PLC warrants 12/3/05 (a)	909,090	17
Paddy Power PLC	137,311	2,093,963
Petroceltic International PLC (a)	12,421,734	2,456,485
TOTAL IRELAND		13,540,765
Israel - 0.1%
Advanced Vision Technology Ltd. (a)	165,400	1,558,660
Supercom Ltd. (a)	54,000	133,025
TOTAL ISRAEL		1,691,685
Italy - 1.6%
Amplifon Spa	38,350	1,944,932
Cassa Di Risparmio Di Firenze	2,942,982	7,384,074
Lottomatica Spa New	361,000	13,532,368
Saipem Spa	79,800	1,008,598
Teleunit Spa (a)	7,795,800	2,789,696
TOTAL ITALY		26,659,668
Japan - 27.5%
A&D Co. Ltd.	35,100	401,046
Able, Inc.	113,600	3,639,585
Adtec Plasma Technology Co. Ltd.	32	257,853
Amada Co. Ltd.	439,000	2,584,222
ARRK Corp.	161,700	6,585,033
Asahi Broadcasting Corp. (a)	14,940	1,104,371
Asahi Denka Co. Ltd.	108,000	1,172,497
Asahi Glass Co. Ltd.	102,000	1,074,876
Common Stocks - continued
	Shares	Value
Japan - continued
Axell Corp.	638	$ 5,541,134
Bando Chemical Industries Ltd.	82,000	363,214
Casio Computer Co. Ltd.	423,900	5,935,623
Chiyoda Integre Co. Ltd.	78,900	1,579,904
Chugoku Marine Paints Ltd.	195,000	1,183,643
Citizen Electronics Co. Ltd.	30,400	1,422,823
Commuture Corp.	93,000	923,493
COMSYS Holdings Corp.	339,000	3,199,440
Create SD Co. Ltd.	13,000	672,425
Cyber Agent Ltd.	2,061	8,830,726
Daikin Industries Ltd.	24,000	646,176
Dip Corp.	401	890,036
Dream Technologies Corp. (a)	1,833	1,427,485
Dynic Corp. (a)	162,000	617,515
Eizo Nanao Corp.	119,000	3,020,217
Faith, Inc.	4,385	12,017,756
Fancl Corp.	26,500	1,022,919
Forval Corp. (a)	22,500	254,041
FT Communications Co. Ltd.	783	3,347,349
Fuji Seal International, Inc.	81,300	3,287,305
Fuji Spinning Co. Ltd. (a)	2,661,000	3,595,078
Fujikura Ltd.	1,631,000	7,271,624
Fujitsu Business Systems Ltd.	29,800	412,096
Fullcast Co. Ltd.	678	1,903,961
Globaly Corp.	37,100	1,245,916
Heian Ceremony Service Co. Ltd.	63,000	474,210
Hikari Tsushin, Inc.	312,700	25,076,352
Hogy Medical Co.	30,000	1,360,676
Hokuto Corp.	140,000	2,475,078
HUNET, Inc.	520,000	938,384
Ibiden Co. Ltd.	300,000	5,645,356
Infocom Corp.	1,420	2,192,521
Information Planning Co. Ltd.	111	392,048
Intelligent Wave, Inc.	1,190	2,962,799
Ishihara Chemical Co. Ltd.	53,000	1,196,815
Ishihara Sangyo Kaisha Ltd.	533,000	1,234,451
Itochushokuhin Co. Ltd.	10,400	441,592
Iwatani International Corp.	1,027,000	2,507,416
JACCS Co. Ltd.	226,000	1,421,973
Japan Medical Dynamic Marketing, Inc.	32,000	330,422
Jastec Co. Ltd.	54,500	978,239
JFE Shoji Holdings, Inc. (a)	849,000	4,137,467
Common Stocks - continued
	Shares	Value
Japan - continued
KAGA ELECTRONICS Co. Ltd.	200,500	$ 3,927,768
Kibun Food Chemifa Co. Ltd.	35,400	842,084
Kobe Steel Ltd.	7,068,000	11,254,234
Kura Corp. Ltd.	1,263	3,900,217
Kuraray Co. Ltd.	70,500	649,042
Kurita Water Industries Ltd.	102,400	1,548,476
Leopalace21 Corp.	82,000	1,495,585
livedoor Co. Ltd. (a)	1,540,206	6,643,880
Lopro Corp.	144,300	1,070,849
LTT Bio-Pharma Co. Ltd.	168	690,644
Mars Engineering Corp.	57,000	2,134,234
Maruha Group, Inc. (a)	2,123,000	4,117,954
Matsui Securities Co. Ltd.	43,700	1,556,121
Meganesuper Co. Ltd.	62,420	1,154,130
Melco Holdings, Inc.	19,900	451,291
Misumi Corp.	32,200	972,603
Mitsubishi Materials Corp.	1,179,000	2,685,105
Mitsubishi Plastics, Inc.	218,000	610,084
Mitsui & Associates Telepark Corp.	767	2,605,394
Mitsui Fudosan Co. Ltd.	246,000	3,057,641
Mitsui O.S.K. Lines Ltd.	351,000	2,191,527
Mitsui Trust Holdings, Inc.	419,000	4,431,595
Mobilephone Telecommunications International Ltd.	678	1,086,109
Neturen Co. Ltd.	148,900	1,036,014
NextCom K.K.	190	733,414
Nexus Co. Ltd.	322	2,190,688
NHK Spring Co. Ltd.	338,000	2,335,421
Nidec Corp.	77,900	8,735,324
Nidec Tosok Corp.	38,000	672,540
Nihon Chouzai Co. Ltd.	64,700	2,653,559
Nihon Dempa Kogyo Co. Ltd.	524,600	11,593,090
Nihon Falcom Corp.	330	904,415
Nihon Micro Coating Co. Ltd. (a)	58,100	703,648
Nihon Trim Co. Ltd.	82,600	5,276,835
Nihon Unicom Corp.	18,800	280,299
Ninety-Nine Plus, Inc.	1	7,469
Ninety-Nine Plus, Inc. New (a)	3	22,147
Nippon Chemi-con Corp.	1,307,000	7,037,935
Nippon Chemical Industrial Co. Ltd.	222,000	762,673
Nippon Denwa Shisetsu	128,000	492,854
Nippon Electric Glass Co. Ltd.	325,000	4,277,925
Nippon Electric Glass Co. Ltd. New (a)	285,000	3,740,410
Common Stocks - continued
	Shares	Value
Japan - continued
Nippon Mining Holdings, Inc.	542,500	$ 2,743,257
Nippon Oil Corp.	456,000	3,124,343
Nippon Shinpan Co. Ltd. (a)	195,000	818,577
Nippon Suisan Kaisha Co. Ltd.	880,000	2,929,795
Nissin Co. Ltd.	749,800	1,902,991
Nissin Kogyo Co. Ltd.	385,200	13,493,617
Nissin Servicer Co. Ltd.	664	2,165,809
Nitta Corp.	323,400	5,286,751
Nitto Denko Corp.	37,400	1,988,651
Nittoku Engineering Co. Ltd.	54,500	500,164
NOK Corp.	450,300	12,906,065
Opt, Inc.	70	480,290
Oracle Corp. Japan	18,100	906,528
Orient Corp. (a)	2,764,000	8,402,027
Oriental Yeast Co. Ltd. Tokio	108,000	921,322
Otaki Gas Co. Ltd.	16,000	58,673
Otsuka Corp.	20,000	1,237,153
Pacific Metals Co. Ltd. (a)	846,000	3,771,793
Paris Miki, Inc.	57,400	1,359,875
Park24 Co. Ltd.	189,600	3,741,684
Pentax Corp.	435,000	1,666,538
Pigeon Corp.	232,200	4,053,557
Rakuten, Inc. New (a)	2,907	3,113,891
Reins International, Inc.	1,271	5,409,033
Riken Kieki Co. Ltd.	19,000	119,730
Rohto Pharmaceutical Co. Ltd.	686,000	8,870,832
Sammy NetWorks Co. Ltd.	720	14,452,111
Sankyo Co. Ltd. (Gunma)	39,500	2,134,620
Sega Sammy Holdings, Inc. (a)	243,300	15,660,420
Sekisui Chemical Co. Ltd.	136,000	1,063,064
Sekisui Plastics Co. Ltd.	106,000	366,205
Shicoh Engineering Co. Ltd.	28	1,061,906
Shin Nippon Biomedical Laboratories Ltd.	25,900	637,346
Showa Denko KK	1,726,000	4,114,084
Silex Technology, Inc.	146	588,931
SMBC Friend Securities Co. Ltd.	379,000	2,541,906
Soken Chemical & Engineer Co. Ltd.	89,300	2,154,403
Square Enix Co. Ltd.	24,000	694,813
Stanley Electric Co. Ltd.	195,700	2,985,782
Sumisho Computer Service Corp.	146,700	3,156,970
Sumitomo Corp.	209,000	1,790,996
Sumitomo Metal Mining Co. Ltd.	323,000	2,219,310
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Rubber Industries Ltd.	471,000	$ 4,477,057
Sumitomo Titanium Corp.	15,700	918,138
Suncall Corp.	196,000	1,172,690
Sunx Ltd.	73,000	1,192,656
Taiyo Kagaku	9,800	202,384
Techno Medica Co. Ltd.	244	1,064,299
Telewave, Inc.	191	1,990,639
Teraoka Seisakusho Co. Ltd.	53,500	449,168
Toho Titanium Co. Ltd.	47,000	1,111,218
Tokyo Cathode Laborator Co. Ltd.	63,200	1,032,546
Tokyo Seimitsu Co. Ltd.	101,500	3,447,817
Tokyo Steel Manufacturing Co. Ltd.	336,400	4,983,103
TonenGeneral Sekiyu KK	82,000	761,245
Toray Industries, Inc.	1,029,000	4,796,208
Toyo Corp.	80,300	1,045,353
Toyo Ink Manufacturing Co. Ltd.	2,957,000	12,812,478
Toyo Machinery & Metal Co. Ltd.	220,000	1,524,343
Toyo Radiator Co. Ltd.	257,000	1,210,287
Toyo Suisan Kaisha Ltd.	65,000	912,039
Trancom Co. Ltd.	78,000	1,637,153
Trend Micro, Inc.	33,500	1,503,257
Usen Corp. (a)	86,530	2,208,655
USS Co. Ltd.	75,050	6,206,789
Warabeya Nichiyo Co. Ltd.	63,900	1,452,203
Wintest Corp.	70	293,173
Works Applications Co. Ltd. (a)	539	1,794,499
Zakkaya Bulldog Co. Ltd.	31,400	780,265
TOTAL JAPAN		462,305,883
Korea (South) - 0.2%
SKC Co. Ltd. (a)	353,470	3,329,814
Luxembourg - 2.1%
Gaming VC Holdings SA	1,070,500	13,689,860
Orco Property Group	37,100	1,977,283
Stolt-Nielsen SA (a)	572,390	19,292,074
TOTAL LUXEMBOURG		34,959,217
Netherlands - 0.5%
Completel Europe NV (a)	76,809	3,298,718
Fugro NV (Certificaten Van Aandelen)	24,365	2,157,911
Common Stocks - continued
	Shares	Value
Netherlands - continued
PinkRoccade NV	68,826	$ 1,274,748
Wolters Kluwer NV (Certificaten Van Aandelen)	46,025	829,648
TOTAL NETHERLANDS		7,561,025
New Zealand - 0.7%
Fisher & Paykel Healthcare Corp.	1,327,691	2,980,276
Pumpkin Patch Ltd.	2,130,304	4,766,774
Sky City Entertainment Group Ltd.	1,100,063	4,032,178
TOTAL NEW ZEALAND		11,779,228
Norway - 2.8%
ABG Sundal Collier ASA	3,358,000	3,535,209
Camillo Eitzen & Co. ASA	172,000	1,675,636
Catch Communications ASA	633,000	2,158,356
Expert ASA	114,800	1,186,034
Kongsberg Gruppen ASA (a)	160,900	2,679,918
Mamut ASA	1,803,000	2,833,057
Nordic VLSI ASA (a)	543,000	5,268,614
Norman ASA (a)	65,300	641,288
Norsk Hydro ASA	101,680	7,794,789
Odfjell ASA (A Shares)	27,700	1,022,839
P4 Radio Hele Norge ASA (a)	141,400	466,582
Petroleum Geo-Services ASA (a)	38,750	2,691,247
Schibsted AS (B Shares)	54,100	1,483,380
Solstad Offshore ASA (a)	114,000	1,343,463
Statoil ASA	215,500	3,267,640
Tandberg ASA	339,500	3,680,853
TANDBERG Television ASA (a)	483,000	4,971,049
TOTAL NORWAY		46,699,954
Poland - 1.1%
Pfleiderer Grajewo SA	23,700	1,562,111
Polski Koncern Naftowy Orlen SA unit	577,200	14,112,540
Powszechna Kasa Oszczednosci Bank SA	103,000	875,457
TVN SA	154,400	1,970,980
TOTAL POLAND		18,521,088
Portugal - 0.8%
Impresa SGPS (a)	984,753	7,572,810
Media Capital SGPS SA	880,576	6,220,766
TOTAL PORTUGAL		13,793,576
Common Stocks - continued
	Shares	Value
Russia - 0.4%
Mobile TeleSystems OJSC:
unit (a)	74,000	$ 2,627,000
sponsored ADR	32,400	1,165,752
Sibirtelecom Open Joint Stock Co. ADR	25,600	1,286,400
Uralsvyazinform ADR	78,300	586,076
VolgaTelecom sponsored ADR	209,200	1,338,880
TOTAL RUSSIA		7,004,108
Singapore - 1.8%
Accord Customer Care Solutions Ltd. (a)	17,471,000	9,230,083
HTL International Holdings Ltd.	1,364,500	1,191,739
Hyflux Ltd.	3,079,000	5,284,303
SIA Engineering Co. Ltd.	3,791,000	5,487,492
Singapore Exchange Ltd.	2,698,000	3,097,930
Singapore Petroleum Co. Ltd.	1,501,000	3,960,374
Venture Corp. Ltd.	228,000	2,186,282
TOTAL SINGAPORE		30,438,203
South Africa - 3.6%
African Bank Investments Ltd.	4,233,951	11,864,950
Afrikander Lease Ltd. (a)	1,740,917	1,013,478
Discovery Holdings Ltd. (a)	2,442,719	7,537,999
MTN Group Ltd.	1,667,102	12,510,912
Nedcor Ltd.	118,600	1,440,214
Steinhoff International Holdings Ltd.	11,362,932	25,114,070
Wilson Bayly Holmes-Ovcon Ltd.	333,456	1,529,615
TOTAL SOUTH AFRICA		61,011,238
Spain - 0.2%
Antena 3 Television SA (a)	47,558	3,641,742
Sweden - 1.2%
Eniro AB	153,028	1,527,018
Gambro AB (A Shares)	486,000	7,126,711
Hexagon AB (B Shares)	71,043	3,089,754
Mekonomen AB	68,000	1,994,306
Modern Times Group AB (MTG) (B Shares) (a)	105,200	2,799,353
Observer AB	297,314	1,467,451
OMX AB (a)	162,285	1,921,213
VBG AB Class B	6,710	111,355
TOTAL SWEDEN		20,037,161
Common Stocks - continued
	Shares	Value
Switzerland - 1.2%
Actelion Ltd. (Reg.) (a)	18,108	$ 1,717,972
Amazys Holding AG	54,100	3,367,173
Barry Callebaut AG (a)	5,721	1,370,163
Bucher Holding AG (Bearer)	13,394	3,300,763
Escor Casino & Entertainment SA	19,770	515,472
Micronas Semiconductor Holding AG (a)	15,752	708,804
Mobilezone Holding AG	462,199	1,788,229
Roche Holding AG (participation certificate)	30,328	3,229,341
Sika AG (Bearer)	1,436	922,750
Sulzer AG (Reg.)	4,024	1,600,868
Swissquote Group Holding SA (a)	18,811	1,817,893
Temenos Group AG (a)	63,126	430,592
TOTAL SWITZERLAND		20,770,020
Taiwan - 0.1%
Merry Electronics Co. Ltd.	584,568	1,320,436
Turkey - 0.6%
Dogan Gazetecilik AS (a)	2,654,967	6,918,222
Dogan Yayin Holding AS (a)	661,022	1,811,562
Efes Sinai Yatirim Holding AS Class B (a)	133,100	901,951
TOTAL TURKEY		9,631,735
United Kingdom - 16.2%
Advanced Technology (UK) PLC (a)(e)	7,355,000	415,572
AeroBox PLC (a)	5,694,657	1,903,744
African Copper PLC	1,578,950	1,828,884
Air Partner PLC	45,000	411,052
Alba PLC	402,700	4,702,360
Alliance Pharma PLC (a)	6,259,500	1,856,790
Amlin PLC	157,014	464,281
Andor Technology Ltd.	444,444	1,104,927
Asia Energy PLC	1,759,851	21,544,272
Atrium Underwriting PLC	257,060	1,026,391
Axis Shield PLC (a)	89,600	432,007
BETonSPORTS PLC	2,646,721	5,558,090
BG Group PLC	441,600	3,008,709
BHP Billiton PLC	193,400	2,393,120
Blacks Leisure Group PLC	166,743	1,463,444
Body Shop International PLC	226,000	772,552
BowLeven PLC	786,100	5,515,014
Caffe Nero Group PLC (a)	282,978	658,207
Cambrian Mining PLC (a)	3,525,000	14,041,453
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Cambrian Mining PLC (a)	700,000	$ 2,788,374
Cambrian Mining PLC warrants 1/25/06 (a)	350,000	7
Cardpoint PLC (a)	266,300	664,553
Carphone Warehouse Group PLC	542,849	1,789,203
Centurion Electronics PLC	720,000	1,335,707
Ceres Power Holding PLC	295,000	647,278
Chaucer Holdings PLC	2,408,400	2,426,750
Clapham House Group PLC (a)	407,450	1,308,402
Cobra Biomanufacturing PLC (a)	818,400	524,067
Corac Group PLC (a)(e)	4,849,104	2,854,001
Corin Group PLC	1,122,914	6,439,859
CSS Stellar PLC (a)	623,908	575,783
CustomVis PLC (a)	375,215	84,802
Domino's Pizza UK & IRL PLC	344,636	1,444,220
Dream Direct Group PLC (a)	30,000	31,076
Edinburgh Oil & Gas PLC (a)	713,381	2,552,805
Entertainment Rights PLC (a)	4,002,089	1,262,537
Europa Oil & Gas Holdings PLC	1,000,000	560,312
Europa Oil & Gas Holdings PLC warrants 11/11/07 (a)	500,000	65,919
Flomerics Group PLC	449,658	558,945
Freeport PLC	256,276	1,896,894
Future PLC	1,717,169	2,563,037
GMA Resources PLC (a)	6,547,930	2,096,503
Goals Soccer Centres PLC	827,000	1,884,662
Golden Prospect PLC (a)	5,000,000	3,248,865
Goldshield Group PLC	575,700	2,764,897
GTL Resources PLC (a)	13,669,072	1,061,954
Gyrus Group PLC (a)	220,640	959,928
Hardide Ltd.	125,000	941,700
Healthcare Enterprise Group PLC (a)	5,273,021	6,604,253
Hereward Ventures PLC (a)	1,818,182	171,218
Highbury House Communications PLC	713,914	131,097
Hornby PLC	266,468	1,234,590
Hunting PLC	530,400	2,087,817
Icap PLC	298,550	1,605,335
Ideal Shopping Direct PLC (a)	273,686	1,172,672
Inchcape PLC	30,122	1,148,818
International Energy Group Ltd.	1,148,800	4,743,802
Intertek Group PLC	116,310	1,599,125
iSoft Group PLC	247,000	1,714,261
ITE Group PLC	3,133,116	4,956,765
ITM Power PLC	2,132,900	3,012,828
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Jubilee Platinum PLC (a)(e)	3,852,022	$ 1,995,097
Kesa Electricals PLC	556,201	3,346,919
Lambert Howarth Group PLC (e)	1,320,284	7,497,168
Landround PLC	74,400	437,891
Lastminute.com PLC (a)	1,749,526	3,673,989
Lawrence PLC	1,073,124	7,366,989
London Clubs International PLC (a)	1,172,500	2,583,695
LTG Technologies PLC (a)	8,747,168	1,935,744
Man Group PLC	36,969	946,933
Manganese Bronze Holdings PLC	239,797	934,882
Manpower Software PLC (a)	258,824	159,646
Marlborough Stirling PLC	793,069	474,239
Medical Solutions PLC (a)	7,565,156	1,336,483
Meridian Petroleum PLC	2,747,000	1,189,951
Mice Group PLC	1,800,000	1,271,295
Microgen PLC (a)	289,948	335,844
N Brown Group PLC	439,410	1,146,205
NDS Group PLC sponsored ADR (a)	105,154	3,729,812
Ocean Wilsons Holdings Ltd.	205,311	1,086,578
Oystertec PLC (a)	7,009,687	3,894,603
P&MM Group PLC (e)	2,035,000	2,452,940
Peacock Group PLC	835,318	4,247,742
Phytopharm PLC (a)	528,100	1,954,435
Pilat Media Global PLC (a)(e)	2,880,000	2,088,314
PlusNet Technologies Ltd.	1,312,355	4,584,984
Premier Oil PLC (a)	159,291	1,726,550
Proteome Sciences PLC (a)	645,184	953,885
Provident Financial PLC	279,594	3,633,453
Psion PLC	2,900,000	3,099,606
QA PLC (a)	13,554,656	829,687
Regal Petroleum PLC (a)	137,516	1,051,530
Rheochem PLC (e)	8,728,300	3,452,165
Rheochem PLC warrants 12/21/07 (a)	4,364,150	82,194
Royalblue Group PLC	45,073	371,396
Sanctuary Group PLC	3,046,215	2,553,072
Scapa Group PLC	3,660,400	1,964,789
SDL PLC (a)	227,897	588,033
Sibir Energy PLC (a)	116,280	375,588
Sinclair Pharma PLC (a)	734,198	1,749,227
SkyePharma PLC (a)	124,100	150,756
Sondex PLC	354,900	1,467,179
Spark Networks PLC unit (a)	823,933	6,926,747
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Spice Holdings PLC	1,362,100	$ 5,130,758
Sportingbet PLC (a)	345,100	1,550,158
Sterling Energy PLC (a)	3,105,300	1,038,113
SubSea Resources PLC (e)	8,644,100	3,785,169
SubSea Resources PLC warrants 11/4/09 (a)	1,805,625	289,061
Taghmen Energy Ltd.	2,279,573	1,481,722
Teesland PLC	1,380,000	2,040,287
Tikit Group PLC (e)	822,761	2,332,130
ukbetting PLC (a)	2,517,419	1,979,496
Unibet Group PLC unit	55,964	2,922,339
Urbium PLC	141,255	1,689,352
William Hill PLC	333,186	3,642,768
William Ransom & Son PLC (e)	2,684,500	2,755,513
Windsor PLC	700,000	639,414
Wolfson Microelectronics PLC (a)	685,250	1,993,977
Xstrata PLC	133,500	2,325,764
TOTAL UNITED KINGDOM		271,860,746
United States of America - 1.9%
121Media, Inc. (e)	460,705	2,156,214
Central European Distribution Corp. (a)	64,800	2,128,680
Frontier Mining Ltd. (e)	4,487,533	1,648,105
Gatekeeper Systems LLC	448,750	426,814
Golden Telecom, Inc.	88,900	2,499,868
Marathon Oil Corp.	39,900	1,545,327
NTL, Inc. (a)	144,300	9,816,729
Private Media Group, Inc. (a)	283,400	1,346,150
ResMed, Inc. CHESS Depositary Interests (a)	642,463	3,260,251
Solar Integrated Technologies, Inc.	876,373	1,716,583
Valero Energy Corp.	41,400	2,154,042
XL TechGroup, Inc.	736,700	2,580,751
TOTAL UNITED STATES OF AMERICA		31,279,514
TOTAL COMMON STOCKS (Cost $1,200,609,197)		1,559,845,090
Nonconvertible Preferred Stocks - 0.9%

Germany - 0.5%
Fresenius AG	49,105	4,982,669
Fresenius Medical Care AG	68,266	3,968,415
TOTAL GERMANY		8,951,084
Nonconvertible Preferred Stocks - continued
	Shares	Value
Italy - 0.4%
Buzzi Unicem Spa (Risp)	483,900	$ 5,969,720
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $9,850,251)		14,920,804
Nonconvertible Bonds - 0.1%
Principal Amount
United States of America - 0.1%
Trico Marine Services, Inc. 8.875% 5/15/12 (d) (Cost $999,600)	$ 1,680,000	1,176,000
Money Market Funds - 12.1%
	Shares
Fidelity Cash Central Fund, 2.31% (b)	101,317,483	101,317,483
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	102,641,841	102,641,841
TOTAL MONEY MARKET FUNDS (Cost $203,959,324)		203,959,324
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $1,415,418,372)		1,779,901,218
NET OTHER ASSETS - (6.0)%		(101,447,209)
NET ASSETS - 100%		$ 1,678,454,009
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Affiliated company
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
121Media, Inc.	$ -	$ 2,195,149	$ -	$ -	$ 2,156,214
Advanced Technology (UK) PLC	558,207	-	-	-	415,572
Alliance Pharma PLC	1,811,686	-	-	-	-
Corac Group PLC	2,460,487	92,269	-	-	2,854,001
Frontier Mining Ltd.	1,443,140	-	-	-	1,648,105
Jubilee Platinum PLC	1,822,757	-	-	-	1,995,097
Lambert Howarth Group PLC	6,550,794	-	-	85,819	7,497,168
Ontzinc Corp.	1,841,458	-	-	-	-
P&MM Group PLC	2,299,865	-	-	-	2,452,940
Pilat Media Global PLC	2,196,359	-	-	-	2,088,314
Rheochem PLC	-	2,692,366	-	-	3,452,165
SubSea Resources PLC	2,654,485	559,646	-	-	3,785,169
Tikit Group PLC	2,154,524	-	-	-	2,332,130
William Ransom & Son PLC	2,392,588	-	-	25,876	2,755,513
Total	$ 28,186,350	$ 5,539,430	$ -	$ 111,695	$ 33,432,388
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,416,717,694. Net unrealized appreciation aggregated $363,183,524, of which $398,889,389 related to appreciated investment securities and $35,705,865 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Discovery Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2005

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Discovery Fund

AID-QTLY-0305

1.814674.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.4%
	Shares	Value (000s)
Australia - 4.3%
BHP Billiton Ltd.	1,731,800	$ 22,098
Computershare Ltd.	1,432,900	6,572
ConnectEast Group	10,244,154	5,952
CSL Ltd.	269,050	6,451
Downer EDI Ltd.	1,276,200	5,062
Macquarie Airports unit	4,834,400	12,959
Macquarie Bank Ltd.	391,000	14,798
Macquarie Communications Infrastructure Group unit	1,632,940	7,996
Newcrest Mining Ltd.	425,300	5,615
Publishing & Broadcasting Ltd.	451,648	5,732
QBE Insurance Group Ltd.	536,800	6,342
Rinker Group Ltd.	826,100	7,168
Westfield Group unit (a)	573,500	7,571
TOTAL AUSTRALIA		114,316
Austria - 0.5%
Bank Austria Creditanstalt AG	146,975	12,768
Belgium - 0.3%
Delhaize Group	106,870	7,866
Bermuda - 0.5%
GOME Electrical Appliances Holdings Ltd. (a)	7,012,000	6,832
Ship Finance International Ltd.	256,900	5,847
TOTAL BERMUDA		12,679
Brazil - 1.3%
Banco Bradesco SA sponsored ADR (non-vtg.)	472,500	11,624
Banco Itau Holding Financeira SA (PN)	102,307	15,294
Tele Norte Leste Participacoes SA ADR (non-vtg.)	533,300	7,685
TOTAL BRAZIL		34,603
Canada - 0.2%
Research In Motion Ltd. (a)	90,600	6,448
Cayman Islands - 0.1%
Foxconn International Holdings Ltd. (a)	749,000	373
Hutchison Telecommunications International Ltd.	2,810,000	2,522
TOTAL CAYMAN ISLANDS		2,895
China - 0.4%
Beijing Media Corp. Ltd. (H Shares)	1,742,500	4,814
Global Bio-Chem Technology Group Co. Ltd.	3,216,000	2,288
Common Stocks - continued
	Shares	Value (000s)
China - continued
Weichai Power Co. Ltd. (H Shares)	1,260,000	$ 3,950
ZTE Corp. (H Shares)	68,000	219
TOTAL CHINA		11,271
Denmark - 1.4%
Danske Bank AS	491,700	14,361
GN Store Nordic AS	1,206,400	12,995
Novo Nordisk AS ADR	193,000	10,316
TOTAL DENMARK		37,672
Egypt - 0.6%
Orascom Telecom SAE GDR (a)	513,311	16,067
Estonia - 0.3%
Hansabank SA	575,383	7,507
Finland - 1.6%
Citycon Oyj	576,935	2,226
Fortum Oyj	378,200	6,753
Kemira GrowHow Oyj	656,900	4,897
Nokia Corp. sponsored ADR	1,446,200	22,098
Sampo Oyj (A Shares)	478,000	6,324
TOTAL FINLAND		42,298
France - 9.4%
Alcatel SA sponsored ADR (a)	962,800	13,787
AXA SA	460,400	11,174
BNP Paribas SA	334,727	24,148
CNP Assurances	232,900	16,635
Dassault Systemes SA sponsored ADR	111,400	5,175
Eiffage SA	73,862	8,987
France Telecom SA sponsored ADR	622,907	19,534
Medidep SA (a)	212,874	7,059
Nexity	381,200	13,415
Orpea (a)	249,764	9,682
Pernod-Ricard	44,500	6,299
Renault SA	54,600	4,462
Rhodia SA ADR	2,000,000	5,100
Sanofi-Aventis sponsored ADR	308,000	11,464
Societe Des Autoroutes Paris-Rhin-Rhone	23,700	1,427
Thomson SA	369,000	9,359
Total SA Series B	243,444	52,365
Vinci SA	64,500	9,248
Common Stocks - continued
	Shares	Value (000s)
France - continued
Vivendi Universal SA (a)	75,000	$ 2,373
Vivendi Universal SA sponsored ADR (a)	662,000	20,946
TOTAL FRANCE		252,639
Germany - 10.2%
Adidas-Salomon AG	85,854	12,852
Allianz AG (Reg.)	314,930	37,333
BASF AG sponsored ADR	157,900	10,834
Bayer AG ADR (a)	323,200	10,931
Bijou Brigitte Modische Accessoires AG	62,430	9,427
Continental AG	99,600	6,913
Deutsche Bank AG (NY Shares)	76,200	6,476
Deutsche Boerse AG	167,400	10,408
Deutsche Telekom AG sponsored ADR (a)	1,662,200	35,953
E.ON AG	254,500	22,750
ElringKlinger AG	29,150	2,613
Fielmann AG	87,559	6,163
Freenet.de AG	157,707	3,792
Fresenius AG	84,227	8,651
HeidelbergCement AG	178,160	11,982
Hochtief AG	294,207	9,587
Hypo Real Estate Holding AG (a)	163,968	6,495
K&S AG	75,900	3,804
Linde AG	156,800	9,949
Metro AG	111,400	5,820
Pfleiderer AG (a)	938,180	12,155
RWE AG	255,519	14,731
Siemens AG sponsored ADR	134,700	10,697
United Internet AG	133,282	3,464
TOTAL GERMANY		273,780
Greece - 1.2%
EFG Eurobank Ergasias SA	228,750	7,376
Greek Organization of Football Prognostics SA	494,030	13,226
Public Power Corp. of Greece	365,050	10,649
TOTAL GREECE		31,251
Hong Kong - 3.5%
Chaoda Modern Agriculture (Holdings) Ltd.	1,638,000	662
Cheung Kong Holdings Ltd.	594,000	5,445
CNOOC Ltd. sponsored ADR	160,000	8,566
Cosco Pacific Ltd.	5,114,000	10,654
Common Stocks - continued
	Shares	Value (000s)
Hong Kong - continued
Esprit Holdings Ltd.	2,877,500	$ 16,638
Hengan International Group Co. Ltd.	4,850,000	2,985
Hutchison Whampoa Ltd.	1,234,000	11,233
Paul Y-ITC Construction Holdings Ltd.	21,554,000	7,047
Shun Tak Holdings Ltd.	5,742,000	5,264
Sino Land Co.	7,398,000	6,592
Techtronic Industries Co. Ltd.	6,722,500	15,040
Wharf Holdings Ltd.	1,509,000	4,875
TOTAL HONG KONG		95,001
India - 1.6%
Alembic Ltd.	209,545	1,453
Bank of Baroda	687,500	3,268
Bharat Forge Ltd.	20,336	630
HDFC Bank Ltd.	426,812	5,521
Infosys Technologies Ltd.	416,486	19,740
State Bank of India	721,022	11,596
TOTAL INDIA		42,208
Indonesia - 0.4%
PT Indosat Tbk	9,163,500	5,699
PT Telkomunikasi Indonesia Tbk Series B	9,329,000	4,886
TOTAL INDONESIA		10,585
Ireland - 1.4%
Allied Irish Banks PLC	556,082	11,066
C&C Group PLC	2,043,700	8,631
Elan Corp. PLC sponsored ADR (a)	168,000	4,524
Independent News & Media PLC (Ireland)	3,153,642	9,043
Jurys Doyle Hotel Group PLC (Ireland)	341,800	5,836
TOTAL IRELAND		39,100
Italy - 3.9%
Assicurazioni Generali Spa	200,000	6,619
Autostrade Spa	345,500	9,966
Banche Popolari Unite Scarl	263,700	5,384
Banco Popolare di Verona e Novara	470,900	9,045
Buzzi Unicem Spa	407,172	6,630
Cassa Di Risparmio Di Firenze	2,248,700	5,642
Davide Campari-Milano Spa	163,634	9,677
e.Biscom Spa (a)	110,700	5,360
ENI Spa sponsored ADR	215,200	26,297
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Lottomatica Spa New	194,100	$ 7,276
Mediobanca Spa	391,500	6,646
Pirelli & C. Real Estate Spa	122,800	6,759
TOTAL ITALY		105,301
Japan - 14.1%
Aisin Seiki Co. Ltd.	257,500	6,088
Asahi Breweries Ltd.	614,100	7,663
Canon, Inc.	229,000	12,041
Circle K Sunkus Co. Ltd. (a)	199,100	5,216
Daiwa Securities Group, Inc.	984,000	6,666
Don Quijote Co. Ltd.	41,400	2,269
East Japan Railway Co.	2,065	11,140
Fancl Corp.	14,900	575
Fast Retailing Co. Ltd.	93,000	6,327
Fuji Photo Film Co. Ltd.	169,000	6,136
Hokuto Corp.	7,100	126
Honda Motor Co. Ltd.	200,100	10,505
Ito En Ltd.	122,200	6,462
JAFCO Co. Ltd.	116,400	7,863
Kose Corp.	150,200	6,073
Matsui Securities Co. Ltd.	393,100	13,998
Millea Holdings, Inc.	557	7,686
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	652	6,207
Mitsui Trust Holdings, Inc.	634,000	6,706
Mizuho Financial Group, Inc.	3,245	15,626
Net One Systems Co. Ltd.	1,541	6,052
Nikko Cordial Corp.	1,086,000	5,125
Nippon Chemi-con Corp.	1,554,000	8,368
Nippon Oil Corp.	648,000	4,440
Nishi-Nippon City Bank Ltd.	1,065,000	4,255
Nishimatsuya Chain Co. Ltd.	59,100	2,179
OMC Card, Inc. (a)	42,000	509
ORIX Corp.	76,000	10,040
Rakuten, Inc. New (a)	5,472	5,861
Ricoh Co. Ltd.	610,000	10,767
Sanden Corp.	811,000	4,813
Sanken Electric Co. Ltd.	728,000	8,936
Sega Sammy Holdings, Inc. (a)	218,400	14,058
SFCG Co. Ltd.	67,670	16,926
Sumitomo Electric Industries Ltd.	1,220,000	13,327
Sumitomo Forestry Co. Ltd.	448,000	4,539
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Sumitomo Mitsui Financial Group, Inc.	2,823	$ 19,778
Sumitomo Rubber Industries Ltd.	677,000	6,435
Takara Holdings, Inc.	916,000	7,832
Takeda Pharamaceutical Co. Ltd.	90,300	4,287
TIS, Inc.	69,500	3,078
Tokyo Electron Ltd.	122,200	7,123
Toyo Ink Manufacturing Co. Ltd.	829,000	3,592
Toyota Motor Corp.	418,800	16,373
UFJ Holdings, Inc. (a)	2,868	17,132
USS Co. Ltd.	82,540	6,826
Yamanouchi Pharmaceutical Co. Ltd.	249,300	9,070
Yamato Transport Co. Ltd.	708,000	10,597
TOTAL JAPAN		377,691
Korea (South) - 1.1%
LG Electronics, Inc.	141,430	9,727
S-Oil Corp.	90,830	5,840
Shinhan Financial Group Co. Ltd.	409,370	10,269
Shinsegae Co. Ltd.	15,900	4,461
TOTAL KOREA (SOUTH)		30,297
Luxembourg - 0.5%
SES Global unit	502,555	6,157
Stolt-Nielsen SA Class B sponsored ADR (a)	195,300	6,586
TOTAL LUXEMBOURG		12,743
Mexico - 0.1%
Urbi, Desarrollos Urbanos, SA de CV	412,400	2,230
Netherlands - 3.1%
ASML Holding NV (NY Shares) (a)	792,200	13,016
EADS NV	473,800	14,482
ING Groep NV (Certificaten Van Aandelen)	530,444	15,309
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	103,400	3,960
Koninklijke Philips Electronics NV (NY Shares)	421,700	10,998
Randstad Holdings NV	198,700	7,770
Versatel Telecom International NV (a)	1,238,741	3,278
VNU NV	269,775	7,880
Wolters Kluwer NV (Certificaten Van Aandelen)	326,756	5,890
TOTAL NETHERLANDS		82,583
Norway - 0.9%
Norske Skogindustrier AS (A Shares)	420,500	8,226
Common Stocks - continued
	Shares	Value (000s)
Norway - continued
Tandberg ASA	585,300	$ 6,346
TANDBERG Television ASA (a)	950,400	9,782
TOTAL NORWAY		24,354
Philippines - 0.3%
Philippine Long Distance Telephone Co. sponsored ADR (a)	338,000	8,788
Poland - 0.1%
Powszechna Kasa Oszczednosci Bank SA	200,700	1,706
TVN SA	150,592	1,922
TOTAL POLAND		3,628
Portugal - 1.1%
Banco Comercial Portugues SA (Reg.)	1,771,912	4,896
Impresa SGPS (a)	2,074,900	15,956
Media Capital SGPS SA	1,165,400	8,233
TOTAL PORTUGAL		29,085
Singapore - 0.8%
CapitaLand Ltd.	3,733,000	5,221
DBS Group Holdings Ltd.	659,000	6,359
HTL International Holdings Ltd.	5,750,000	5,022
Oversea-Chinese Banking Corp. Ltd.	566,000	4,736
TOTAL SINGAPORE		21,338
South Africa - 0.5%
Massmart Holdings Ltd.	512,106	3,571
MTN Group Ltd.	443,000	3,325
Standard Bank Group Ltd.	522,700	5,651
TOTAL SOUTH AFRICA		12,547
Spain - 2.5%
Altadis SA (Spain)	310,500	13,550
Antena 3 Television SA (a)	138,689	10,620
Gestevision Telecinco SA	480,415	10,394
Inditex SA	342,000	9,682
Telefonica SA sponsored ADR	400,076	21,808
TOTAL SPAIN		66,054
Sweden - 1.8%
Eniro AB	897,500	8,956
Gambro AB (A Shares)	856,350	12,558
Hennes & Mauritz AB (H&M) (B Shares)	420,200	13,857
Common Stocks - continued
	Shares	Value (000s)
Sweden - continued
OMX AB (a)	658,700	$ 7,798
Telefonaktiebolaget LM Ericsson ADR (a)	215,900	6,332
TOTAL SWEDEN		49,501
Switzerland - 7.1%
Actelion Ltd. (Reg.) (a)	61,976	5,880
Compagnie Financiere Richemont unit	561,496	17,568
Credit Suisse Group (Reg.)	692,616	27,933
Nestle SA (Reg.)	115,376	30,277
Nobel Biocare Holding AG (Switzerland)	39,348	6,900
Novartis AG (Reg.)	601,520	28,801
Phonak Holding AG	339,311	11,415
Roche Holding AG (participation certificate)	288,465	30,716
UBS AG (NY Shares)	373,650	30,408
TOTAL SWITZERLAND		189,898
Taiwan - 0.6%
Far EasTone Telecommunications Co. Ltd.	2,576,000	2,950
Hon Hai Precision Industries Co. Ltd.	1,053,498	4,627
Pihsiang Machinery Manufacturing Co.	88,000	195
Taiwan Semiconductor Manufacturing Co. Ltd.	3,154,000	5,145
United Microelectronics Corp.	7,074,272	4,505
TOTAL TAIWAN		17,422
Thailand - 0.0%
Thai Oil PCL (a)	444,300	599
United Kingdom - 13.8%
3i Group PLC	580,700	7,645
Aegis Group PLC	2,000,700	3,957
AstraZeneca PLC sponsored ADR	200,000	7,520
BAE Systems PLC	3,489,009	16,132
BP PLC sponsored ADR	913,800	54,475
British Land Co. PLC	627,900	10,182
Carnival PLC	212,200	12,725
Enterprise Inns PLC	505,225	7,094
FirstGroup PLC	826,900	5,735
HSBC Holdings PLC (Hong Kong) (Reg.)	2,555,800	42,442
Inchcape PLC	174,800	6,667
Invensys PLC (a)	9,489,400	3,485
Kesa Electricals PLC	1,310,900	7,888
Man Group PLC	228,400	5,850
Next PLC	322,700	9,548
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Rank Group PLC	1,748,307	$ 8,825
Reckitt Benckiser PLC	221,900	6,591
Reuters Group PLC sponsored ADR	220,700	9,916
Rio Tinto PLC sponsored ADR	58,400	7,335
Rolls-Royce Group PLC	977,100	4,803
Royal Bank of Scotland Group PLC	477,300	15,830
Shell Transport & Trading Co. PLC (Reg.)	3,998,400	35,173
Ted Baker PLC	288,800	2,760
Tesco PLC	2,887,000	16,761
Vodafone Group PLC	18,312,312	47,575
William Hill PLC	1,104,700	12,078
TOTAL UNITED KINGDOM		368,992
United States of America - 0.9%
Central European Distribution Corp. (a)	229,448	7,537
Macquarie Infrastructure Co. Trust	131,000	3,844
Telewest Global, Inc. (a)	777,703	13,104
TOTAL UNITED STATES OF AMERICA		24,485
TOTAL COMMON STOCKS (Cost $2,018,449)		2,478,490
Nonconvertible Preferred Stocks - 2.0%

Germany - 0.7%
Fresenius Medical Care AG	222,475	12,933
Porsche AG (non-vtg.)	8,211	5,349
Rheinmetall AG	24,380	1,260
TOTAL GERMANY		19,542
Italy - 1.3%
Banca Intesa Spa (Risp)	3,663,202	15,136
Telecom Italia Spa (Risp)	5,824,085	18,674
TOTAL ITALY		33,810
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $34,625)		53,352
Government Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.09% to 2.21% 2/17/05 to 3/10/05 (d) (Cost $1,696)	$ 1,700	$ 1,697
Money Market Funds - 6.9%
	Shares
Fidelity Cash Central Fund, 2.31% (b)	143,518,961	143,519
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	41,859,009	41,859
TOTAL MONEY MARKET FUNDS (Cost $185,378)		185,378
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $2,240,148)		2,718,917
NET OTHER ASSETS - (1.4)%		(37,745)
NET ASSETS - 100%		$ 2,681,172
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
450 Nikkei 225 Index Contracts (Japan)	March 2005	$ 25,616	$ 954
The face value of futures purchased as a percentage of net assets - 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,697,000.
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $2,242,917,000. Net unrealized appreciation aggregated $476,000,000, of which $500,157,000 related to appreciated investment securities and $24,157,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 21, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	March 21, 2005